UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4096

MFS MUNICIPAL SERIES TRUST

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: March 31

Date of reporting period: June 30, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

June 30, 2012

MFS® ALABAMA MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS

6/30/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Municipal Bonds - 97.9%
Airport Revenue - 1.5%
Birmingham, AL, Airport Authority Rev., AGM, 5.25%, 2030	$1,000,000	$1,102,720

General Obligations - General Purpose - 8.9%
Auburn, AL, Sewer Rev., “H”, 5.625%, 2033	$1,000,000	$1,144,390
Boaz, AL, School Warrants, “A”, SYNCORA, 5%, 2029	650,000	670,215
Commonwealth of Puerto Rico, “A”, 5.375%, 2033	180,000	186,088
Commonwealth of Puerto Rico, “A”, 6%, 2038	305,000	329,946
Enterprise, AL, School Warrants, ASSD GTY, 5%, 2029	250,000	270,210
Huntsville, AL, Capital Improvement Warrants, “A”, 5%, 2024	215,000	258,540
Huntsville, AL, Capital Improvement Warrants, “A”, 5%, 2025	1,000,000	1,193,490
Madison, AL, Refunding Warrants, 5.15%, 2039	1,000,000	1,084,490
Puerto Rico Public Buildings Authority Rev., Guaranteed (Government Facilities), “I”, 5.25%, 2033	310,000	313,962
Puerto Rico Public Buildings Authority Rev., Guaranteed, “S”, 6%, 2041	285,000	309,513
State of California, 6%, 2039	550,000	642,362

		$6,403,206
General Obligations - Improvement - 2.6%
Birmingham, AL, “A”, AMBAC, 4.5%, 2032	$890,000	$923,437
Guam Government, “A”, 6.75%, 2029	260,000	285,532
Guam Government, “A”, 7%, 2039	60,000	66,608
Montgomery, AL, Warrants, SYNCORA, 5%, 2028	500,000	548,830

		$1,824,407
General Obligations - Schools - 10.6%
Florence, AL, Board of Education, Tax Anticipation School Warrants, 4%, 2025	$750,000	$811,140
Huntsville, AL, School Warrants, “B”, 5%, 2029	500,000	563,895
Jefferson County, AL, School Warrants, AGM, 5.5%, 2020	1,750,000	1,750,158
Lee County, AL, School Warrants, ASSD GTY, 4.75%, 2029	880,000	947,232
Madison County, AL, Board of Education, ASSD GTY, 5.125%, 2034	1,000,000	1,084,630
Shelby County, AL, Board of Education Capital Outlay School Warrants (Ten Mill County Tax), 5%, 2024	750,000	870,000
Shelby County, AL, Board of Education Capital Outlay School Warrants (Ten Mill County Tax), 5%, 2031	500,000	555,900
Sumter County, AL, School Warrants, 5.2%, 2039	1,000,000	1,042,880

		$7,625,835
Healthcare Revenue - Hospitals - 18.8%
Alabama Special Care Facilities Financing Authority (Ascension Health Senior Credit), “C-2”, 5%, 2036	$750,000	$791,685
Alabama Special Care Facilities Financing Authority (Daughters of Charity), ETM, AMBAC, 5%, 2025 (c)	1,500,000	1,504,020
Alabama Special Care Facilities Financing Authority Rev. (Ascension Health), BHAC, 5%, 2039	750,000	789,518
Alexander City, AL, Special Care Facilities Financing Authority Medical Facilities Rev., “A” (Russell Hospital Corp.), 5.75%, 2036	500,000	509,690
Birmingham, AL, Special Care Facilities Financing Authority Health Care Rev. (Children’s Hospital), ASSD GTY, 6%, 2039	750,000	861,135
Brazoria County, TX, Health Facilities Development Corp., Hospital Rev. (Brazosport Regional Health System), 5.25%, 2032	165,000	160,228
Cullman County, AL, Health Care Authority (Cullman Regional Medical Center), “A”, 7%, 2036	300,000	310,002
East Alabama Health Care Authority, Health Care Facilities Rev., 5.25%, 2036 (b)	1,000,000	1,154,110
East Alabama Health Care Authority, Health Care Facilities Rev., “A”, 5%, 2027	1,000,000	1,071,110
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 2036	435,000	484,851
Health Care Authority for Baptist Health, AL, “D”, 5%, 2021	875,000	930,808
Huntsville, AL, Health Care Authority Rev., “A”, 5%, 2030	1,000,000	1,056,750
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 2044	255,000	291,246
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	265,000	274,747
Martin County, FL, Health Facilities Authority Rev. (Martin Memorial Medical Center), 5.5%, 2042	105,000	111,215
Mobile, AL, Special Care Facilities Financing Authority Rev. (Infirmary Health System, Inc.), “A”, 5.25%, 2030	500,000	526,115
Montgomery, AL, Medical Clinic Board Health Care Facility Rev. (Jackson Hospital & Clinic), 5.25%, 2031	500,000	510,790

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 2027	$370,000	$415,839
University of Alabama at Birmingham, AL, Hospital Rev., “A”, 5.25%, 2025	500,000	550,965
Wisconsin Health & Educational Facilities Authority Rev. (Mercy Alliance), 5%, 2039	220,000	229,599
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2039	505,000	591,870
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 2031	340,000	352,685

		$13,478,978
Healthcare Revenue - Long Term Care - 1.1%
Pell City, AL, Special Care Facilities, Financing Authority Rev. (Noland Health Services, Inc.), 5%, 2039	$750,000	$786,090

Industrial Revenue - Paper - 2.9%
Butler, AL, Industrial Development Board, Solid Waste Disposal Rev. (Georgia-Pacific Corp.), 5.75%, 2028	$200,000	$208,114
Camden, AL, Industrial Development Board Exempt Facilities Rev., “B” (Weyerhaeuser Co.), 6.375%, 2013 (c)	500,000	539,465
Phenix City, AL, Industrial Development Board Environmental Improvement Rev., “A” (Mead Westvaco Coated Board Project), 6.35%, 2035	750,000	752,408
Selma, AL, Industrial Development Board Rev., Gulf Opportunity Zone (International Paper Co.), “A”, 6.25%, 2033	250,000	279,993
Selma, AL, Industrial Development Board Rev., Gulf Opportunity Zone (International Paper Co.), “A”, 5.375%, 2035	300,000	321,600

		$2,101,580
Miscellaneous Revenue - Other - 0.8%
Citizens Property Insurance Corp., FL, “A-1”, 5%, 2019	$35,000	$39,545
Citizens Property Insurance Corp., FL, “A-1”, 5%, 2020	315,000	354,788
Miami-Dade County, FL, Special Obligation, Capital Appreciation, “C”, NATL, 0%, 2028	370,000	150,642

		$544,975
Multi-Family Housing Revenue - 2.4%
Alabama Housing Finance Authority, Multi-Family Residential Development Rev., FHA, 7.25%, 2023	$765,000	$765,329
Alabama Housing Finance Authority, Multi-Family Residential Development Rev., “K” (South Bay Apartments), FNMA, 5.875%, 2021	955,000	966,517

		$1,731,846
Port Revenue - 0.8%
Alabama Port Authority Docks Facility, 6%, 2040	$500,000	$566,940

Sales & Excise Tax Revenue - 4.0%
Baldwin County, AL, Board of Education, Capital Outlay, School Warrants, AMBAC, 5%, 2029	$1,000,000	$1,064,910
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 2041	325,000	364,748
Guam Government Business Privilege Tax Rev., “B-1”, 5%, 2037	120,000	127,836
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A”, 5%, 2031	515,000	639,460
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5%, 2040 (f)	310,000	328,538
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5.25%, 2040	295,000	319,314

		$2,844,806
Single Family Housing - State - 0.9%
Alabama Housing Finance Authority, Collateral Home Mortgage Bond Program II, “B”, 5.15%, 2019	$15,000	$15,030
Alabama Housing Finance Authority, Single Family Mortgage Rev., “B”, GNMA, 5.375%, 2033	575,000	608,799
Alabama Housing Finance Authority, Single Family Mortgage Rev., Collateral Home Mortgage Bond Program II, “B”, 5.15%, 2019	15,000	15,030

		$638,859
State & Local Agencies - 6.6%
Alabama Incentives Financing Authority Special Obligations, “A”, 5%, 2029	$1,000,000	$1,107,520
Alabama Public School & College Authority Rev., “A”, 5%, 2019	1,000,000	1,216,010
Alabama Public School & College Authority Rev., “A”, 5%, 2019 (c)	1,000,000	1,244,480
Anniston, AL, Public Building Authority Rev. (Judicial Center Project), AGM, 5%, 2032	500,000	560,795
Bessemer, AL, Public Educational Building Authority Rev. (DHR Building Project), “A”, ASSD GTY, 5%, 2030	385,000	429,487
Los Angeles, CA, Municipal Improvement Corp. Lease Rev. (Real Property), “E”, 6%, 2039	145,000	163,556

		$4,721,848

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Tax - Other - 1.5%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 2024	$95,000	$101,539
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 2029	30,000	31,949
New Jersey Economic Development Authority Rev., 5%, 2025	70,000	76,476
New Jersey Economic Development Authority Rev., 5%, 2026	35,000	38,027
New Jersey Economic Development Authority Rev., 5%, 2028	15,000	16,055
New Jersey Economic Development Authority Rev., 5%, 2029	15,000	16,157
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 2029	65,000	69,131
Virgin Islands Public Finance Authority Rev., “B”, 5%, 2025	65,000	70,191
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 5%, 2029	400,000	426,948
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 6%, 2039	235,000	258,994

		$1,105,467
Toll Roads - 0.5%
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.25%, 2032	$70,000	$72,871
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 2037	110,000	120,926
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 2042	180,000	189,466

		$383,263
Universities - Colleges - 14.8%
Alabama State University Board of Education Rev. (Chattahoochee Valley Community College), ASSD GTY, 5%, 2034	$1,300,000	$1,392,300
Alabama State University Rev., General Tuition & Fee, ASSD GTY, 5.75%, 2039	1,000,000	1,133,160
Auburn University, General Fee Rev., 5%, 2019	1,000,000	1,225,830
Auburn University, General Fee Rev., AMBAC, 5%, 2029	1,000,000	1,087,830
Auburn University, General Fee Rev., “A”, 5%, 2019	500,000	612,915
Florida Higher Educational Facilities, Financial Authority Rev. (University of Tampa Project), “A”, 5%, 2032	10,000	10,808
Florida Higher Educational Facilities, Financial Authority Rev. (University of Tampa Project), “A”, 5.25%, 2042	70,000	76,347
Illinois Finance Authority Rev. (Roosevelt University Project), 6.5%, 2039	550,000	604,791
Jacksonville State University, Tuition & Fee Rev., ASSD GTY, 5.125%, 2038	1,000,000	1,069,980
University of Alabama, General Rev., NATL, 5%, 2034	1,000,000	1,047,420
University of Alabama, General Rev., “A”, NATL, 5%, 2029	1,000,000	1,058,410
University of South Alabama, University Rev., AMBAC, 5%, 2029	1,000,000	1,128,140
University of South Alabama, University Rev., BHAC, 5%, 2038	150,000	161,190

		$10,609,121
Universities - Dormitories - 0.1%
Oregon Facilities Authority, Student Housing Rev. (Southern Oregon University), ASSD GTY, 4.7%, 2033	$15,000	$15,545
Oregon Facilities Authority, Student Housing Rev. (Southern Oregon University), ASSD GTY, 5%, 2044	20,000	20,994

		$36,539
Universities - Secondary Schools - 0.3%
La Vernia, TX, Higher Education Finance Corp. Rev. (Lifeschool of Dallas), “A”, 7.5%, 2041	$190,000	$222,456

Utilities - Investor Owned - 0.1%
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.5%, 2029 (b)	$70,000	$81,563

Utilities - Municipal Owned - 4.9%
Alabama Municipal Electric Power Authority, “A”, NATL, 5%, 2023	$1,000,000	$1,034,030
Chatom, AL, Industrial Development Board Gulf Opportunity Zone (PowerSouth Energy), “A”, ASSD GTY, 5%, 2037	1,000,000	1,091,440
Long Island, NY, Power Authority, Electric Systems Rev., “A”, 6%, 2033	130,000	154,245
Puerto Rico Electric Power Authority, Power Rev., “A”, 5%, 2042	495,000	496,153
Tuskegee, AL, Utilities Board, Utility Rev., 4.5%, 2037	750,000	767,565

		$3,543,433

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Utilities - Other - 2.8%
Foley, AL, Utilities Board Utilities Rev., AGM, 5%, 2025	$1,000,000	$1,101,700
Nebraska Central Plains Energy Project, Gas Project Rev., “3”, 5%, 2032	305,000	310,822
Nebraska Central Plains Energy Project, Gas Project Rev., “3”, 5%, 2042	120,000	119,252
Salt Verde Financial Corp., AZ, Senior Gas Rev., 5%, 2037	155,000	154,330
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2019	295,000	324,473

		$2,010,577
Water & Sewer Utility Revenue - 11.0%
Alabaster, AL, Sewer Rev., NATL, 5%, 2029	$750,000	$761,168
Bessemer, AL, Governmental Utilities Services Corp. Water Supply Rev., ASSD GTY, 5%, 2039	1,000,000	1,055,040
Birmingham, AL, Waterworks & Sewer Board Rev., “A”, AGM, 4.5%, 2035	400,000	409,592
Birmingham, AL, Waterworks Board Water Rev., “A”, ASSD GTY, 5.125%, 2034	750,000	818,378
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	2,000,000	2,100,280
Cullman, AL, Utilities Board Water Rev., AGM, 5%, 2026	500,000	569,910
Montgomery, AL, Waterworks & Sanitary Sewer Board Rev., AGM, 5%, 2015 (c)	1,000,000	1,120,530
Tuscumbia, AL, Water & Sewer Rev., AGM, 4.5%, 2040	1,000,000	1,054,363

		$7,889,261
Total Municipal Bonds		$70,253,770

Money Market Funds - 1.1%
MFS Institutional Money Market Portfolio, 0.14%, at Net Asset Value (v)	768,136	$768,136
Total Investments		$71,021,906

Other Assets, Less Liabilities - 1.0%		736,525
Net Assets - 100.0%		$71,758,431

(b)	Mandatory tender date is earlier than stated maturity date.
(c)	Refunded bond.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ETM	Escrowed to Maturity

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Assn.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
SYNCORA	Syncora Guarantee Inc.

4

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 6/30/12

Futures Contracts Outstanding at 6/30/12

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr (Short)	USD	5	$739,844	September - 2012	$(2,987)
U.S. Treasury Note 10 yr (Short)	USD	5	666,875	September - 2012	(1,814)

					$(4,801)

At June 30, 2012, the fund had liquid securities with an aggregate value of $25,435 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

5

Supplemental Information

6/30/12 (unaudited)

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts. The following is a summary of the levels used as of June 30, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$70,253,770	$—	$70,253,770
Mutual Funds	768,136	—	—	768,136
Total Investments	$768,136	$70,253,770	$—	$71,021,906

Other Financial Instruments
Futures Contracts	$(4,801)	$—	$—	$(4,801)

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$65,808,676
Gross unrealized appreciation	$5,223,679
Gross unrealized depreciation	(10,449)
Net unrealized appreciation (depreciation)	$5,213,230

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

6

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	2,200,178	3,718,776	(5,150,818)	768,136

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$440	$768,136

7

QUARTERLY REPORT

June 30, 2012

MFS® ARKANSAS MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS

6/30/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Municipal Bonds - 96.1%
Airport Revenue - 0.4%
Little Rock, AR, Airport Rev., “A”, AGM, 5.25%, 2019	$800,000	$801,856

General Obligations - General Purpose - 7.6%
Arkansas College Savings, Capital Appreciation, “A”, ETM, 0%, 2017 (c)	$1,840,000	$1,741,045
Commonwealth of Puerto Rico, “A”, 5.5%, 2015	2,015,000	2,213,699
Commonwealth of Puerto Rico, “A”, 5.25%, 2027	920,000	955,475
Commonwealth of Puerto Rico, “A”, 5.375%, 2033	335,000	346,330
Commonwealth of Puerto Rico, “A”, 6%, 2038	560,000	605,802
Commonwealth of Puerto Rico, Public Improvement, “A”, CIFG, 5%, 2034	395,000	398,567
Commonwealth of Puerto Rico, Public Improvement, “B”, 6.5%, 2037	2,000,000	2,255,460
Little Rock, AR, Library Construction & Improvement, 5%, 2027	500,000	565,060
Little Rock, AR, Library Construction & Improvement, 5%, 2028	70,000	78,791
Puerto Rico Public Buildings Authority Rev. (State Office Building), “F”, SYNCORA, 5.25%, 2025	2,000,000	2,104,040
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2023	385,000	447,628
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2031	420,000	505,932
Puerto Rico Public Buildings Authority Rev., Guaranteed, “Q”, 5.625%, 2039	1,255,000	1,324,238
State of California, 6%, 2039	1,160,000	1,354,799
State of Maryland, “C”, 5%, 2019	2,000,000	2,502,540

		$17,399,406
General Obligations - Improvement - 0.4%
Guam Government, “A”, 6.75%, 2029	$515,000	$565,573
Guam Government, “A”, 5.25%, 2037	255,000	253,919
Guam Government, “A”, 7%, 2039	65,000	72,158

		$891,650
General Obligations - Schools - 12.9%
Arkansas College Savings, Capital Appreciation, “B”, ETM, 0%, 2013 (c)	$1,000,000	$995,490
Arkansas College Savings, Capital Appreciation, “B”, ETM, 0%, 2014 (c)	1,150,000	1,136,511
Arkansas College Savings, Capital Appreciation, “B”, ETM, 0%, 2015 (c)	1,100,000	1,075,712
Benton, AR, School District No. 8, 4.85%, 2040	1,895,000	1,988,272
Bentonville, AR, School District No. 6, “A”, 5%, 2024	3,185,000	3,570,704
Bentonville, AR, School District No. 6, “A”, 4.5%, 2040	3,000,000	3,167,310
Cabot, AR, School District No. 4, Lonoke County, “A”, AMBAC, 4.7%, 2038	1,500,000	1,571,430
Crittenden County, AR, Community College District, 4.6%, 2035	285,000	293,881
Crittenden County, AR, Community College District, 4.7%, 2040	625,000	644,994
Lincoln, AR, School District No. 48, 4%, 2032	720,000	741,823
Little Rock, AR, School District, 3.5%, 2029	2,000,000	2,025,300
Little Rock, AR, School District, 4%, 2033	2,000,000	2,048,800
Northwest Arkansas Community College District, Capital Improvement, AMBAC, 5%, 2028	1,380,000	1,448,117
Pine Bluff, AR, School District No. 003, AGM, 4.125%, 2034	2,070,000	2,110,945
Pulaski, AR, Special School District Construction, 5%, 2035	2,000,000	2,073,200
Rogers, AR, School District Number 030, 4.75%, 2032	935,000	957,954
Springdale, AR, School District No. 050, “A”, 4.625%, 2037	2,000,000	2,109,780
University of Arkansas, University Rev. (Monticello Campus), 4%, 2035	600,000	604,578
Van Buren, AR, School District No. 42, 4.5%, 2031	375,000	385,189
Van Buren, AR, School District No. 42, 4.625%, 2033	745,000	765,100

		$29,715,090
Healthcare Revenue - Hospitals - 9.3%
Arkansas Development Finance Authority, Health Refunding Rev. (Sister of Mercy), “A”, NATL, 5%, 2013	$1,140,000	$1,156,313
Batesville, AR, Medical District Rev. (White River Medical Center), 5.5%, 2024	750,000	771,728

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Baxter County, AR, Hospital Rev. (Baxter Regional Hospital), 5%, 2026	$1,000,000	$1,046,850
Brazoria County, TX, Health Facilities Development Corp., Hospital Rev. (Brazosport Regional Health System), 5.25%, 2032	520,000	504,962
Conway, AR, Hospital Rev. (Conway Regional Medical Center), 4.45%, 2032	540,000	560,423
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 2036	420,000	468,132
Illinois Finance Authority Rev. (Resurrection Health), 6.125%, 2025	170,000	194,659
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 2044	510,000	582,491
Independence County, AR, Public Health Education & Housing Facilities Board Rev. (White River Health Systems), 5.75%, 2028	1,000,000	1,127,680
Indiana Finance Authority Rev. (Sisters of St. Francis Health Services), 5.375%, 2032	1,085,000	1,185,916
Jefferson County, AR, Hospital Rev., Refunding (Regional Medical Center), AGM, 5%, 2026	2,000,000	2,134,960
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 5.75%, 2025	510,000	582,956
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 2040	545,000	627,181
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.5%, 2045	395,000	456,711
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	470,000	487,287
Martin County, FL, Health Facilities Authority Rev. (Martin Memorial Medical Center), 5.5%, 2042	355,000	376,012
Mena, AR, Hospital Rev., 4.25%, 2021	400,000	409,036
Mena, AR, Hospital Rev., 4.6%, 2024	615,000	629,625
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.625%, 2029	110,000	122,332
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 2027	355,000	398,981
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6.125%, 2039	490,000	527,402
Ohio Higher Educational Facility Commission (University Hospital Health System), “A”, 6.75%, 2039	685,000	792,778
Pulaski County, AR, Hospital Rev. (Arkansas Children’s Hospital Foundation), AGM, 4%, 2020	1,000,000	1,108,310
Pulaski, AR, Hospital Rev. (Arkansas Children’s Hospital), ASSD GTY, 5.5%, 2034	750,000	846,878
Pulaski, AR, Hospital Rev. (Arkansas Children’s Hospital), ASSD GTY, 5.5%, 2039	1,375,000	1,544,758
Washington County, AR, Hospital Rev. (Regional Medical Center), “A”, 5%, 2035	1,000,000	1,026,650
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2039	990,000	1,160,300
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 2031	675,000	700,184

		$21,531,495
Industrial Revenue - Paper - 0.1%
Arkansas Development Finance Authority, Industrial Facilities Rev. (Potlatch Corp.), “A”, 7.75%, 2025	$250,000	$256,468

Miscellaneous Revenue - Other - 0.5%
Citizens Property Insurance Corp., FL, “A-1”, 5%, 2019	$85,000	$96,039
Citizens Property Insurance Corp., FL, “A-1”, 5%, 2020	895,000	1,008,047

		$1,104,086
Multi-Family Housing Revenue - 0.4%
Fort Smith, AR, Residential Housing Facilities Board Rev. (Gorman Towers), “A”, GNMA, 5.45%, 2037	$1,000,000	$1,000,710

Sales & Excise Tax Revenue - 8.8%
Bentonville, AR, Sales & Use Tax, AMBAC, 4.375%, 2025	$1,000,000	$1,052,040
Bentonville, AR, Sales & Use Tax, 4%, 2026	1,310,000	1,367,221
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 2041	760,000	852,948
Fort Smith, AR, Sales & Use Tax, 5%, 2024	2,040,000	2,330,680
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 2029	1,000,000	1,285,370
Puerto Rico Infrastructure Financing Authority, Special Tax Rev., “C”, FGIC, 5.5%, 2022	765,000	857,389
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 5.25%, 2057	1,010,000	1,062,672
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.375%, 2039	1,730,000	1,844,457
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 6%, 2039	815,000	921,072
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5%, 2040	915,000	969,717
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5.25%, 2040	945,000	1,022,887
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5.25%, 2041	820,000	862,919
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, 0%, 2056	9,770,000	734,216
Rogers, AR, Sales & Use Tax Rev., 5%, 2023	1,000,000	1,191,130

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Sales & Excise Tax Revenue - continued
Rogers, AR, Sales & Use Tax Rev., 4.125%, 2031	$500,000	$529,965
Springdale, AR, Sales & Use Tax Rev., 5%, 2015	1,420,000	1,486,726
Stuttgart, AR, Sales & Use Tax Rev., AGM, 5%, 2032	1,840,000	1,980,374

		$20,351,783
Single Family Housing Revenue - Local - 1.1%
Pulaski County, AR, Public Facilities Board Rev., Capital Appreciation, “C”, FNMA, 0%, 2014	$2,750,000	$2,598,585

Single Family Housing - State - 3.7%
Arkansas Development Finance Authority Home Ownership Rev., Mortgage Backed Securities Program, “A”, GNMA, 4.85%, 2027	$1,440,000	$1,511,554
Arkansas Development Finance Authority Rev., Mortgage Backed Securities Program, “B”, GNMA, 5%, 2029	110,000	110,241
Arkansas Development Finance Authority Rev., Mortgage Backed Securities Program, “C”, GNMA, 5.625%, 2035	575,000	609,650
Arkansas Development Finance Authority, Mortgage Rev., “B”, GNMA, 4.85%, 2031	750,000	760,403
Arkansas Development Finance Authority, Mortgage Rev., “B”, GNMA, 5.25%, 2035	1,035,000	1,049,014
Arkansas Development Finance Authority, Single Family Mortgage Rev., “B”, GNMA, 5.125%, 2024	440,000	444,624
Arkansas Development Finance Authority, Single Family Mortgage Rev., “B”, GNMA, 5.7%, 2028	2,670,000	2,840,693
Arkansas State University, Auxiliary Enterprises Rev., AGM, 4.65%, 2040	1,080,000	1,106,719

		$8,432,898
State & Local Agencies - 4.3%
Arkansas Development Finance Authority Rev. (Donaghey Plaza Project), 5%, 2034	$2,605,000	$2,938,935
Arkansas Development Finance Authority Rev., “A”, AGM, 5%, 2014	435,000	473,993
Arkansas Development Finance Authority Rev., Correctional Facilities, “A”, 5.125%, 2034	500,000	538,095
Arkansas Development Finance Authority Rev., Environmental State Agency Facilities, “A”, AMBAC, 5%, 2040	2,500,000	2,582,775
Arkansas Development Finance Authority, Public Purpose Rev. (Arkansas Game & Fish Commission), AGM, 5%, 2027	3,205,000	3,367,654

		$9,901,452
Tax - Other - 2.1%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 2024	$490,000	$523,727
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 2029	65,000	69,222
Little Rock, AR, Hotel & Restaurant Gross Receipts Tax Rev., 7.375%, 2015	1,980,000	2,143,231
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 2029	135,000	143,579
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 2039	150,000	152,816
Virgin Islands Public Finance Authority Rev., “B”, 5%, 2025	135,000	145,781
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 5%, 2029	940,000	1,003,328
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 6%, 2039	505,000	556,561

		$4,738,245
Tobacco - 1.4%
Arkansas Development Finance Authority, Tobacco Settlement Rev. (Cancer Research Center Project), Capital Appreciation, AMBAC, 0%, 2026	$2,000,000	$1,169,940
Arkansas Development Finance Authority, Tobacco Settlement Rev. (Cancer Research Center Project), Capital Appreciation, AMBAC, 0%, 2027	1,940,000	1,079,397
Children’s Trust Fund, Tobacco Settlement Rev., Puerto Rico, 5.5%, 2039	290,000	290,000
Tobacco Securitization Authority, Minnesota Tobacco Settlement Rev., “B”, 5.25%, 2031	680,000	756,133

		$3,295,470
Transportation - Special Tax - 0.6%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “AA-1”, AGM, 4.95%, 2026	$805,000	$861,970
Metropolitan Transportation Authority Rev., NY, “A”, 5%, 2037	490,000	519,229

		$1,381,199
Universities - Colleges - 22.8%
Arkansas State University, Auxiliary Enterprises Rev., AGM, 4.65%, 2035	$1,000,000	$1,026,580
Arkansas State University, Housing System Rev. (Jonesboro Campus), “C”, AMBAC, 5%, 2032	2,595,000	2,782,100

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Universities - Colleges - continued
Arkansas State University, Student Fee (Jonesboro Campus), “C”, AGM, 4.5%, 2023	$550,000	$642,290
Arkansas State University, Student Fee (Jonesboro Campus), “C”, AGM, 4.5%, 2027	545,000	610,645
Arkansas Technical University, Housing Systems Rev., AMBAC, 5.2%, 2026	500,000	553,655
Conway, AR, Public Facilities Board, Capital Improvement Rev. (Hendrix College), “B”, 5%, 2035	1,000,000	1,002,310
Illinois Finance Authority Rev. (Roosevelt University Project), 6.5%, 2039	750,000	824,715
Massachusetts Development Finance Agency Higher Education Rev. (Emerson College), “A”, 5%, 2023	1,070,000	1,152,722
Massachusetts State College, Building Authority Project Rev., “A”, 5%, 2036	685,000	775,838
New York Dormitory Authority Rev., Non-State Supported Debt (New York University), “A”, 5.25%, 2048	1,605,000	1,751,938
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 2042	140,000	140,041
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 2032	85,000	84,941
Pulaski, AR, Student Tuition & Fee Rev. (Technical College), AGM, 4%, 2024	1,000,000	1,069,290
Pulaski, AR, Student Tuition & Fee Rev. (Technical College), 5%, 2041	2,000,000	2,151,500
University of Arkansas Rev. (Fayetteville Campus), “A”, 5%, 2021	1,310,000	1,656,692
University of Arkansas Rev. (Fayetteville Campus), “A”, 5%, 2026	1,000,000	1,182,970
University of Arkansas Rev. (Fort Smith Campus), 5%, 2028	860,000	966,537
University of Arkansas Rev. (Student Fee-Fort Smith Campus), 4%, 2023	250,000	274,435
University of Arkansas Rev. (Student Fee-Fort Smith Campus), 4%, 2024	250,000	272,275
University of Arkansas Rev. (Student Fee-Fort Smith Campus), 4%, 2025	500,000	537,725
University of Arkansas Rev. (Student Fee-Fort Smith Campus), 4%, 2026	305,000	325,188
University of Arkansas Rev. (Student Fee-Fort Smith Campus), 4%, 2027	700,000	744,569
University of Arkansas Rev. (Student Fee-Phillips), 5.1%, 2034	750,000	820,358
University of Arkansas Rev., “A”, 5%, 2033	1,000,000	1,101,640
University of Arkansas, Administration Building Rev., “A”, 5%, 2038	1,000,000	1,092,670
University of Arkansas, University Construction Rev. (Monticello), AMBAC, 5%, 2025	1,525,000	1,625,010
University of Arkansas, University Construction Rev. (UAMS Campus), “B”, NATL, 5%, 2026	1,405,000	1,504,446
University of Arkansas, University Construction Rev. (UAMS Campus), “B”, NATL, 5%, 2027	2,180,000	2,329,156
University of Arkansas, University Construction Rev. (UAMS Campus), “B”, NATL, 5%, 2034	3,200,000	3,381,504
University of Arkansas, University Facilities Rev. (Fayetteville Campus), FGIC, 5%, 2027	3,155,000	3,216,743
University of Arkansas, University Facilities Rev. (Pine Bluff Campus), “A”, AMBAC, 5%, 2030	1,000,000	1,090,680
University of Arkansas, University Facilities Rev. (UAMS Campus), FGIC, 5%, 2028	2,000,000	2,188,960
University of Arkansas, University Rev. (Fayetteville Campus), FGIC, 5%, 2032	2,500,000	2,548,925
University of Arkansas, University Rev. (Fayetteville Campus), “A”, 5%, 2032	1,000,000	1,180,300
University of Arkansas, University Rev. (UAMS Campus), 4.5%, 2016	750,000	851,138
University of Arkansas, University Rev. (UAMS Campus), 4.5%, 2017	725,000	838,999
University of Arkansas, University Rev. (UAMS Campus), 4.5%, 2018	795,000	927,646
University of Arkansas, University Rev. (UAMS Campus), 4.5%, 2019	320,000	375,811
University of Arkansas, University Rev., Var Fac-Fayetteville Campus, AMBAC, 5%, 2036	2,500,000	2,704,325
University of Central Arkansas Rev., “C”, ASSD GTY, 4.25%, 2040	3,000,000	3,171,420
University of Puerto Rico Rev., “Q”, 5%, 2036	1,145,000	1,149,775

		$52,628,462
Utilities - Investor Owned - 1.1%
Farmington, NM, Pollution Control Rev. (Arizona Public Service Co.), “A”, 4.7%, 2024	$710,000	$783,968
Independence County, AR, Pollution Control Rev., AMBAC, 4.9%, 2022	1,000,000	1,029,570
Jefferson County, AR, Pollution Control Rev. (Entergy Arkansas, Inc., Project), 4.6%, 2017	750,000	751,050

		$2,564,588
Utilities - Municipal Owned - 6.5%
Benton, AR, Public Utility Rev., AMBAC, 5%, 2030	$470,000	$473,492
Benton, AR, Public Utility Rev., AMBAC, 5%, 2031	1,500,000	1,597,815
Benton, AR, Public Utility Rev., AGM, 5%, 2032	1,130,000	1,262,504
Benton, AR, Public Utility Rev., AGM, 5%, 2036	1,165,000	1,275,652
Benton, AR, Public Utility Rev., AMBAC, 5%, 2036	1,000,000	1,054,210

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Utilities - Municipal Owned - continued
Guam Power Authority Rev., “A”, 5.5%, 2030	$450,000	$469,634
Long Island, NY, Power Authority, Electric Systems Rev., “A”, 6%, 2033	245,000	290,693
North Little Rock, AR, Electric Rev., “A”, NATL, 6.5%, 2015	3,820,000	4,142,637
North Little Rock, AR, Electric Rev., “B”, AGM, 5%, 2021	1,040,000	1,155,024
North Little Rock, AR, Electric Rev., “B”, AGM, 5%, 2022	1,090,000	1,199,807
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 2027	470,000	490,417
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 2030	1,000,000	1,078,950
Puerto Rico Electric Power Authority, Power Rev., “XX”, 5.25%, 2040	435,000	446,410

		$14,937,245
Utilities - Other - 1.0%
Nebraska Central Plains Energy Project, Gas Project Rev., “3”, 5%, 2032	$970,000	$988,500
Nebraska Central Plains Energy Project, Gas Project Rev., “3”, 5%, 2042	380,000	377,633
Salt Verde Financial Corp., AZ, Senior Gas Rev., 5%, 2037	465,000	462,991
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2021	300,000	327,774
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2022	155,000	166,608

		$2,323,506
Water & Sewer Utility Revenue - 11.1%
Arkansas Development Finance Authority, Capital Improvement Rev., Revolving Fund Loan, “C”, 5%, 2022	$1,500,000	$1,851,615
Arkansas Development Finance Authority, Capital Improvement Rev., Revolving Fund Loan, “C”, 5%, 2025	1,500,000	1,789,770
Central Arkansas Water Rev., “B”, 4%, 2014	880,000	944,803
Central Arkansas Water Rev., “B”, 4%, 2016	795,000	894,788
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	2,000,000	2,100,280
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 2041	840,000	929,275
Fort Smith, AR, Water & Sewer Rev., AGM, 4.5%, 2021	1,545,000	1,808,175
Fort Smith, AR, Water & Sewer Rev., AGM, 4.5%, 2022	455,000	528,014
Fort Smith, AR, Water & Sewer Rev., AGM, 5%, 2032	2,000,000	2,228,380
Fort Smith, AR, Water & Sewer Rev., “C”, AGM, 5.25%, 2020	1,315,000	1,330,951
Hot Springs, AR, Wastewater Rev., ASSD GTY, 4.625%, 2037	1,260,000	1,360,271
Little Rock, AR, Sewer Rev., 5.5%, 2030	750,000	847,275
Little Rock, AR, Sewer Rev., 5.75%, 2038	1,000,000	1,143,130
Little Rock, AR, Sewer Rev., “A”, AGM, 4.375%, 2033	750,000	777,608
Little Rock, AR, Sewer Rev., “C”, AGM, 5%, 2037	3,000,000	3,204,660
Rogers, AR Sewer Rev., Improvement, AMBAC, 5%, 2037	1,000,000	1,065,890
San Francisco, CA, City & County Public Utilities Commission Water Rev., “A”, 5.25%, 2031	1,275,000	1,446,131
Wasco, CA, Semitropic Improvement District (Semitropic Water Storage District), “A”, 5%, 2038	1,325,000	1,435,638

		$25,686,654
Total Municipal Bonds		$221,540,848

Money Market Funds - 1.1%
MFS Institutional Money Market Portfolio, 0.14%, at Cost and Net Asset Value (v)	2,461,163	$2,461,163
Total Investments		$224,002,011

Other Assets, Less Liabilities - 2.8%		6,430,195
Net Assets - 100.0%		$230,432,206

(c)	Refunded bond.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ETM	Escrowed to Maturity

5

Portfolio of Investments (unaudited) – continued

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
CIFG	CDC IXIS Financial Guaranty
FGIC	Financial Guaranty Insurance Co.
FNMA	Federal National Mortgage Assn.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
SYNCORA	Syncora Guarantee Inc.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

6

Supplemental Information

6/30/12 (unaudited)

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$221,540,848	$—	$221,540,848
Mutual Funds	2,461,163	—	—	2,461,163
Total Investments	$2,461,163	$221,540,848	$—	$224,002,011

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$211,303,582
Gross unrealized appreciation	$12,978,643
Gross unrealized depreciation	(280,214)
Net unrealized appreciation (depreciation)	$12,698,429

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

7

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	6,384,699	14,434,553	(18,358,089)	2,461,163

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,143	$2,461,163

8

QUARTERLY REPORT

June 30, 2012

MFS® CALIFORNIA MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS

6/30/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Municipal Bonds - 97.7%
Airport Revenue - 6.7%
Chicago, IL, O’Hare International Airport Rev., Third Lien, “A”, 5.625%, 2035	$780,000	$896,485
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “A”, 5%, 2029	3,000,000	3,406,050
Orange County, CA, Airport Rev., “A”, 5%, 2031	1,310,000	1,458,358
Sacramento County, CA, Airport Systems Rev., 5%, 2040	1,020,000	1,103,650
San Diego County, CA, Regional Airport Authority Rev., “A”, 5%, 2021	1,500,000	1,781,985
San Diego County, CA, Regional Airport Authority Rev., “A”, 5%, 2040	2,000,000	2,138,420
San Francisco, CA, City & County Airports Commission, International Airport Rev., “A”, 5%, 2030	1,715,000	1,869,076
San Francisco, CA, City & County Airports Commission, International Airport Rev., “A”, 5%, 2031	850,000	922,029
San Francisco, CA, City & County Airports Commission, International Airport Rev., “D”, 5%, 2025	2,000,000	2,328,180
San Jose, CA, Airport Rev., “A”, BHAC, 5.5%, 2023	2,345,000	2,533,257
San Jose, CA, Airport Rev., “A-2”, 5.25%, 2034	2,560,000	2,793,984

		$21,231,474
General Obligations - General Purpose - 8.1%
Commonwealth of Puerto Rico, “A”, 5.5%, 2018	$2,150,000	$2,402,647
Commonwealth of Puerto Rico, “A”, NATL, 5.5%, 2020	2,535,000	2,823,990
State of California, 5%, 2019	1,700,000	2,029,647
State of California, 5%, 2034	2,200,000	2,323,574
State of California, 5.25%, 2035	2,545,000	2,821,031
State of California, 6%, 2039	3,000,000	3,503,790
State of California, 5.5%, 2040	3,670,000	4,057,772
State of California, 5.25%, 2040	2,775,000	3,030,661
State of California, 5%, 2042	2,500,000	2,660,425

		$25,653,537
General Obligations - Improvement - 0.3%
Guam Government, “A”, 6.75%, 2029	$85,000	$93,347
Guam Government, “A”, 5.25%, 2037	815,000	811,544
Guam Government, “A”, 7%, 2039	95,000	105,462

		$1,010,353
General Obligations - Schools - 6.7%
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 2029	$4,335,000	$2,110,842
Cabrillo, CA, Community College District, Capital Appreciation, “A”, NATL, 0%, 2028	1,000,000	473,210
Capistrano, CA, Union High School District, “A”, FGIC, 5.875%, 2020	1,185,000	1,188,437
Chabot-Las Positas, CA, Community College (Election of 2004), “B”, AMBAC, 5%, 2030	1,090,000	1,163,902
Colton, CA, Joint Union School District (Election of 2001), Capital Appreciation, “C”, FGIC, 0%, 2032	1,000,000	337,330
Colton, CA, Joint Union School District (Election of 2001), Capital Appreciation, “C”, FGIC, 0%, 2033	3,000,000	940,260
Glendale, CA, Community College District (Election 2002), “D”, NATL, 5%, 2031	1,710,000	1,846,167
Moorpark, CA, Unified School District (Election of 2008), Capital Appreciation, “A”, ASSD GTY, 0%, 2033	500,000	168,460
Moreland, CA, School District (Election of 2002), Capital Appreciation, “B”, FGIC, 0%, 2028	1,440,000	658,296
Napa Valley, CA, Unified School District (Election of 2006), Capital Appreciation, “A”, 0%, 2029	3,385,000	1,528,937
Natomas Union School District (Election of 2002), “B”, FGIC, 5%, 2028	1,430,000	1,471,213
San Diego County, CA, Southwestern Community College District (Election of 2008), “C”, 5%, 2040	2,060,000	2,253,104
San Joaquin, CA, Delta Community College District (Election of 2004), “B”, Capital Appreciation, AGM, 0%, 2018	2,350,000	1,994,445
San Mateo County, CA, Community College District (Election of 2001), Capital Appreciation, “A”, NATL, 0%, 2021	4,300,000	3,118,489
San Ysidro, CA, School District, AMBAC, 6.125%, 2021	960,000	1,038,950
Santa Monica, CA, Community College District (Election of 2002), Capital Appreciation, “C”, NATL, 0%, 2027	2,000,000	956,500

		$21,248,542

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - 19.6%
ABAG Finance Authority for Non-Profit Corps, CA, Rev. (Sharp Healthcare), “A”, 5%, 2026	$1,090,000	$1,203,316
ABAG Finance Authority for Non-Profit Corps, CA, Rev. (Sharp Healthcare), “A”, 5%, 2028	500,000	545,660
ABAG Finance Authority for Non-Profit Corps., CA, Rev. (San Diego Hospital), “C”, 5.375%, 2020	2,000,000	2,134,040
California Health Facilities Financing Authority Rev. (Catholic Healthcare West), “A”, 6%, 2029	1,500,000	1,749,915
California Health Facilities Financing Authority Rev. (Catholic Healthcare West), “G”, 5.25%, 2023	2,000,000	2,170,700
California Health Facilities Financing Authority Rev. (Cedars Sinai Medical Center), 5%, 2027	1,000,000	1,076,070
California Health Facilities Financing Authority Rev. (Children’s Hospital of Orange County), 6.25%, 2029	2,000,000	2,323,000
California Health Facilities Financing Authority Rev. (Memorial Health Services), “A”, 5%, 2033	1,705,000	1,889,328
California Health Facilities Financing Authority Rev. (Providence Health & Services), “B”, 5.5%, 2039	1,000,000	1,107,310
California Health Facilities Financing Authority Rev. (Providence Health & Services), “C”, 6.5%, 2018 (c)	30,000	39,848
California Health Facilities Financing Authority Rev. (Providence Health & Services), “C”, 6.5%, 2033	1,500,000	1,813,695
California Health Facilities Financing Authority Rev. (Providence Health & Services), “C”, 6.5%, 2038	1,720,000	2,077,502
California Health Facilities Financing Authority Rev. (Scripps Health), “A”, 5%, 2032	2,955,000	3,266,339
California Health Facilities Financing Authority Rev. (Scripps Health), “A”, 5%, 2040	1,495,000	1,601,055
California Health Facilities Financing Authority Rev., Health Facilities (Adventist Health Systems), “A”, 5%, 2033	1,750,000	1,763,038
California Municipal Finance Authority, COP (Community Hospitals, Central California), 5.25%, 2037	2,000,000	2,036,480
California Statewide Communities Development Authority Rev. (Community Hospital of the Monterey Peninsula), 6%, 2033	1,250,000	1,442,800
California Statewide Communities Development Authority Rev. (Enloe Medical Center), CALHF, 6.25%, 2033	2,000,000	2,221,140
California Statewide Communities Development Authority Rev. (Enloe Medical Center), “A”, CALHF, 5.5%, 2023	1,000,000	1,103,930
California Statewide Communities Development Authority Rev. (John Muir Health), 5.125%, 2039	1,000,000	1,062,360
California Statewide Communities Development Authority Rev. (Kaiser Permanente), “A”, 5%, 2042	2,545,000	2,716,686
California Statewide Communities Development Authority Rev. (Los Angeles Children’s Hospital), 5.125%, 2019	4,000,000	4,005,120
California Statewide Communities Development Authority Rev. (Santa Ynez Valley Cottage Hospital), 5.25%, 2030	1,740,000	1,927,642
California Statewide Communities Development Authority Rev. (Sutter Health), “A”, 5%, 2032	3,390,000	3,710,864
California Statewide Communities Development Authority Rev. (Trinity Health Corp.), 5%, 2041	2,550,000	2,781,591
California Statewide Communities Development Authority Rev., Health Facilities (Memorial Health Services), “A”, 6%, 2023	1,500,000	1,563,975
Madera County, CA, COP (Children’s Hospital Central California), 5.375%, 2036	3,000,000	3,156,960
Palomar Pomerado Health Care District, CA, COP, 6.75%, 2039	1,805,000	1,990,716
San Buenaventura, CA, Rev. (Community Memorial Health System), 7.5%, 2041	1,000,000	1,189,840
Santa Clara County, CA, Financing Authority Rev. (El Camino Hospital), AMBAC, 5.125%, 2041	2,550,000	2,642,514
Sierra View, CA, Local Health Care District Rev., 5.25%, 2037	1,000,000	1,021,080
Washington Township, CA, Health Care District Rev., “A”, 6.25%, 2039	1,000,000	1,135,350
West Contra Costa, CA, Healthcare District, AMBAC, 5.5%, 2029	2,000,000	2,056,800

		$62,526,664
Healthcare Revenue - Long Term Care - 2.5%
ABAG Finance Authority for Non-Profit Corps., CA, Rev. (Episcopal Senior Communities), 6.125%, 2041	$850,000	$916,003
California Health Facilities Financing Authority Rev. (Paradise Valley Estates), CALHF, 5.125%, 2022	1,000,000	1,008,430
California Statewide Communities Development Authority Rev. (American Baptist Homes of the West), 6.25%, 2039	1,500,000	1,609,740
California Statewide Communities Development Authority Rev. (Eskaton Properties, Inc.), 5.25%, 2034	1,270,000	1,305,700
California Statewide Communities Development Authority Rev. (Senior Living Presbyterian Homes), 4.875%, 2036	1,000,000	951,360
Eden Township, CA, Healthcare District, COP, 6.125%, 2034	1,090,000	1,188,514
La Verne, CA, COP (Brethren Hillcrest Homes), “B”, 6.625%, 2025	1,000,000	1,022,150

		$8,001,897
Industrial Revenue - Other - 0.3%
California Enterprise Development Authority Sewer Facilities Rev. (Anheuser-Busch), 5.3%, 2047	$1,000,000	$1,000,670

Miscellaneous Revenue - Entertainment & Tourism - 0.2%
Agua Caliente Band of Cahuilla Indians, CA, Rev., 6%, 2018 (n)	$750,000	$754,058

Miscellaneous Revenue - Other - 2.2%
ABAG Finance Authority for Non-Profit Corps., CA, Rev. (Jackson Lab), 5.75%, 2037	$4,115,000	$4,425,353
California Infrastructure & Economic Development Bank Rev. (Walt Disney Family Museum), 5.25%, 2033	1,340,000	1,422,879

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Miscellaneous Revenue - Other - continued
San Diego County, CA, COP (Burnham Institute for Medical Research), 5%, 2034	$1,000,000	$1,021,340

		$6,869,572
Parking - 0.3%
San Francisco, CA, Union Square, NATL, 6%, 2020	$1,000,000	$1,013,080

Sales & Excise Tax Revenue - 2.1%
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 2028	$115,000	$129,220
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, 0% to 2016, 6.75% to 2032	1,605,000	1,623,618
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, AMBAC, 0%, 2054	9,165,000	780,858
Santa Clara Valley, CA, Transportation Authority, Sales Tax Rev., “B”, 5%, 2020	3,270,000	4,051,988

		$6,585,684
Single Family Housing Revenue - Local - 0.0%
California Rural Home Mortgage Finance Authority Rev., GNMA, 7.3%, 2031	$5,000	$5,007

Single Family Housing - State - 3.2%
California Housing Finance Agency Rev. (Home Mortgage), “E”, 4.75%, 2030	$1,760,000	$1,615,821
California Housing Finance Agency Rev. (Home Mortgage), “K”, 4.55%, 2021	4,470,000	4,420,785
California Housing Finance Agency Rev. (Home Mortgage), “L”, 5.45%, 2033	3,240,000	3,287,984
California Housing Finance Agency Rev. (Home Mortgage), “L”, FNMA, 5.5%, 2038	915,000	926,328

		$10,250,918
State & Agency - Other - 0.6%
Pasadena, CA, COP, (Old Pasadena Parking Facilities Project), 6.25%, 2018	$1,770,000	$1,992,825

State & Local Agencies - 5.0%
Banning, CA, COP, Water Systems Improvement Project, ETM, AMBAC, 8%, 2019 (c)	$605,000	$733,605
California Public Works Board Lease Rev., Department of Education (Riverside Campus), 6%, 2026	2,000,000	2,371,560
California Public Works Board Lease Rev., Department of General Services, 6.25%, 2034	1,500,000	1,685,280
California Public Works Board Lease Rev., Department of Justice, “D”, 5.25%, 2020	1,565,000	1,569,116
Delaware Valley, PA, Regional Finance Authority, “C”, FRN, 1.063%, 2037	2,320,000	1,513,684
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., FGIC, 5%, 2035	1,745,000	1,769,395
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A”, AGM, 4.55%, 2022	3,000,000	3,111,480
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, FGIC, 5%, 2035	2,100,000	2,138,514
San Diego, CA, Public Facilities Financing Authority Lease Rev. (Master Refunding Project), “A”, 5.25%, 2040	1,000,000	1,054,160

		$15,946,794
Tax - Other - 0.2%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 2024	$445,000	$475,629
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 2029	145,000	154,419

		$630,048
Tax Assessment - 5.4%
Bay Area Governments Association, Tax Allocation, “A”, AMBAC, 5%, 2033	$3,700,000	$3,375,214
Fontana, CA, Redevelopment Agency Tax Allocation (Jurupa Hills Redevelopment Project), “A”, 5.5%, 2027	3,350,000	3,354,824
Glendale, CA, Redevelopment Agency, Tax Allocation Rev. (Central Glendale Redevelopment Project), 5.5%, 2024	1,750,000	1,811,023
Orange County, CA, Community Facilities District, Special Tax (Rancho Santa Margarita), “A”, 5.55%, 2017	1,000,000	1,002,140
Riverside County, CA, Redevelopment Agency, Tax Allocation, “A”, XLCA, 5%, 2037	1,900,000	1,788,299
San Diego, CA, Redevelopment Agency, Tax Allocation (Centre City), “B”, AMBAC, 5.3%, 2020	1,250,000	1,251,938
San Diego, CA, Redevelopment Agency, Tax Allocation (Centre City), “A”, AMBAC, 5.25%, 2025	2,360,000	2,492,136
San Francisco, CA, City & County Redevelopment Financing Authority, Tax Allocation (Mission Bay North Redevelopment), “C”, 6.375%, 2032	1,000,000	1,134,470

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Tax Assessment - continued
San Francisco, CA, City & County Redevelopment Financing Authority, Tax Allocation (Mission Bay North Redevelopment), “C”, 6.5%, 2039	$1,000,000	$1,135,510

		$17,345,554
Tobacco - 2.9%
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 6.75%, 2013 (c)(f)	$2,645,000	$2,800,394
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 6.25%, 2013 (c)	1,485,000	1,564,834
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5.75%, 2047	3,405,000	2,733,806
Illinois Railsplitter Tobacco Settlement Authority, 6%, 2028	1,800,000	2,082,024

		$9,181,058
Toll Roads - 0.2%
Foothill/Eastern Corridor Agency, CA, Toll Road Rev., NATL, 5.125%, 2019	$500,000	$500,690

Transportation - Special Tax - 0.7%
San Francisco, CA, Municipal Transportation Agency Rev., “B”, 5%, 2037	$1,910,000	$2,103,445

Universities - Colleges - 10.2%
California Educational Facilities Authority Rev. (Claremont Graduate University), “A”, 6%, 2033	$1,500,000	$1,662,420
California Educational Facilities Authority Rev. (Claremont Graduate University), “A”, 5%, 2042	1,000,000	1,024,530
California Educational Facilities Authority Rev. (Dominican University of California), 5%, 2025	800,000	831,992
California Educational Facilities Authority Rev. (Dominican University), 5%, 2036	1,150,000	1,161,259
California Educational Facilities Authority Rev. (Lutheran University), “C”, 5%, 2029	2,500,000	2,587,600
California Educational Facilities Authority Rev. (Pitzer College), 6%, 2040	3,000,000	3,397,890
California Educational Facilities Authority Rev. (University Financing Project), 5%, 2017	685,000	719,182
California Educational Facilities Authority Rev. (University Financing Project), 5%, 2026	1,315,000	1,273,407
California Educational Facilities Authority Rev. (University of La Verne), “A”, 5%, 2029	1,500,000	1,527,930
California Educational Facilities Authority Rev. (University of San Francisco), 6.125%, 2030	1,760,000	2,135,866
California Educational Facilities Authority Rev. (University of The Pacific), 5.25%, 2029	1,265,000	1,399,950
California Municipal Finance Authority Rev. (Biola University), 5.8%, 2028	2,000,000	2,191,420
California Municipal Finance Authority Rev. (University of La Verne), “A”, 6.125%, 2030	1,500,000	1,686,030
California Municipal Finance Authority Rev. (University of La Verne), “A”, 6.25%, 2040	1,500,000	1,673,985
California Public Works Board Lease Rev. (The Regents of the University of California), 5%, 2028	2,125,000	2,416,848
California Public Works Board Lease Rev. (The Regents of the University of California), 5%, 2034	1,500,000	1,617,135
California State University Rev., “A”, 5%, 2024	2,130,000	2,527,437
California Statewide Communities, Notre Dame de Namur University, 6.625%, 2033	1,000,000	1,006,290
Oakland, CA, Joint Powers Financing Authority Rev., “A-1”, ASSD GTY, 5.25%, 2017	1,375,000	1,565,946

		$32,407,117
Universities - Dormitories - 1.3%
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), 5.625%, 2033	$2,000,000	$2,040,540
California Statewide Communities Development Authority Rev. (Student Housing, SUCI East Campus), 6%, 2040	2,000,000	2,161,480

		$4,202,020
Universities - Secondary Schools - 1.3%
California Statewide Communities Development Authority Rev. (Aspire Public Schools), 6.125%, 2046	$1,300,000	$1,336,699
California Statewide Communities Development Authority, School Facility Rev. (Alliance for College-Ready Public Schools), “A”, 6.1%, 2032	850,000	870,052
California Statewide Communities Development Authority, School Facility Rev. (Alliance for College-Ready Public Schools), “A”, 6.375%, 2047	1,785,000	1,827,233

		$4,033,984
Utilities - Investor Owned - 0.6%
California Pollution Control Financing Authority, Water Facilities Rev. (American Water Capital Corp. Project), 5.25%, 2040	$2,000,000	$2,041,720

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Utilities - Municipal Owned - 7.7%
California Department of Water Resources, Power Supply Rev., “L”, 5%, 2019	$4,695,000	$5,756,727
California Department of Water Resources, Power Supply Rev., “M”, 4%, 2019	3,000,000	3,484,590
California Infrastructure & Economic Development Bank Rev. (California Independent System Corp.), “A”, 6%, 2030	3,755,000	4,075,452
Imperial, CA, Irrigation District Electric Rev., “B”, 5%, 2025	1,015,000	1,156,268
Imperial, CA, Irrigation District Electric Rev., “B”, 5%, 2026	1,245,000	1,395,944
Puerto Rico Electric Power Authority, Power Rev., “XX”, 5.25%, 2040	1,740,000	1,785,640
Sacramento, CA, Municipal Utility District Rev., “X”, 5%, 2025	2,130,000	2,491,397
Tuolumne Wind Project Authority Rev. (Tuolomne Co.), “A”, 5.625%, 2029	2,000,000	2,315,120
Vernon, CA, Electric System Rev., “A”, 5.5%, 2041	2,130,000	2,221,952

		$24,683,090
Utilities - Other - 2.3%
California M-S-R Energy Authority Gas Rev., “A”, 7%, 2034	$1,750,000	$2,262,278
Long Beach, CA, Bond Finance Authority Natural Gas Purchase Rev., “A”, 5.25%, 2022	2,210,000	2,359,153
Southern California Public Power Authority (Natural Gas Project No. 1), “A”, 5%, 2033	2,565,000	2,667,754

		$7,289,185
Water & Sewer Utility Revenue - 7.1%
California Department of Water Resources, Center Valley Project Rev., 7%, 2012	$1,070,000	$1,099,564
California Department of Water Resources, Center Valley Project Rev., FGIC, 5%, 2012 (c)	20,000	20,391
California Department of Water Resources, Center Valley Project Rev., “A-J”, 5%, 2025	2,550,000	3,131,706
California Department of Water Resources, Center Valley Project Rev., ETM, 7%, 2012 (c)	20,000	20,545
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 5%, 2033	760,000	758,039
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 5.125%, 2037	400,000	397,488
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 5.75%, 2037	680,000	711,008
Guam Government Waterworks Authority, Water & Wastewater System Rev., 5.625%, 2040	525,000	530,880
Madera, CA, Irrigation Financing Authority Rev., 6.5%, 2040	2,560,000	2,820,915
Ontario, CA, COP, Water Systems Improvement Project, NATL, 5%, 2034	2,000,000	2,101,200
Placerville, CA, Public Financing Authority Rev. (Wastewater Systems Refining & Improvement Project), XLCA, 5%, 2034	2,000,000	1,912,140
San Diego, CA, Public Facilities Financing Authority Sewer Rev., “A”, 5%, 2028	350,000	398,220
San Diego, CA, Public Facilities Financing Authority Sewer Rev., “B”, 5%, 2022	1,175,000	1,405,747
San Francisco, CA, City & County Public Utilities Commission Water Rev., “A”, 5%, 2023	2,555,000	3,099,726
San Francisco, CA, City & County Public Utilities Commission Water Rev., “A”, 5.25%, 2031	1,885,000	2,138,005
Southern California Metropolitan Water District Rev., “A”, 5%, 2028	1,875,000	2,142,094

		$22,687,668
Total Municipal Bonds		$311,196,654

Money Market Funds - 3.2%
MFS Institutional Money Market Portfolio, 0.14%, at Net Asset Value (v)	10,227,199	$10,227,199
Total Investments		$321,423,853

Other Assets, Less Liabilities - (0.9)%		(2,789,853)
Net Assets - 100.0%		$318,634,000

(c)	Refunded bond.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $754,058, representing 0.2% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

5

Portfolio of Investments (unaudited) – continued

The following abbreviations are used in this report and are defined:

COP	Certificate of Participation
ETM	Escrowed to Maturity
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
CALHF	California Health Construction Loan Insurance
FGIC	Financial Guaranty Insurance Co.
FNMA	Federal National Mortgage Assn.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
XLCA	XL Capital Insurance Co.

Derivative Contracts at 6/30/12

Futures Contracts Outstanding at 6/30/12

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr (Short)	USD	24	$3,551,250	September - 2012	$(14,334)
U.S. Treasury Note 10 yr (Short)	USD	18	2,400,750	September - 2012	(6,532)

					$(20,866)

At June 30, 2012, the fund had liquid securities with an aggregate value of $111,169 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

6

Supplemental Information

6/30/12 (unaudited)

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts. The following is a summary of the levels used as of June 30, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$311,196,654	$—	$311,196,654
Mutual Funds	10,227,199	—	—	10,227,199
Total Investments	$10,227,199	$311,196,654	$—	$321,423,853

Other Financial Instruments
Futures Contracts	$(20,866)	$—	$—	$(20,866)

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$301,293,557
Gross unrealized appreciation	$21,515,943
Gross unrealized depreciation	(1,385,647)
Net unrealized appreciation (depreciation)	$20,130,296

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

7

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,908,727	23,567,337	(15,248,865)	10,227,199

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,636	$10,227,199

8

QUARTERLY REPORT

June 30, 2012

MFS® GEORGIA MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS

6/30/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Municipal Bonds - 93.7%
Airport Revenue - 4.0%
Atlanta, GA, Airport Passenger Facilities Rev., “J”, AGM, 5%, 2029	$750,000	$809,108
Atlanta, GA, Airport Passenger Facilities Rev., “J”, AGM, 5%, 2034	750,000	788,663
Atlanta, GA, Airport Rev., “B”, AGM, 5.25%, 2033	1,000,000	1,068,730
Augusta, GA, Airport Rev., “B”, 5.35%, 2028	350,000	350,724

		$3,017,225
General Obligations - General Purpose - 7.5%
Atlanta & Fulton County, GA, Park Improvement, “A”, NATL, 5%, 2030	$500,000	$542,255
Commonwealth of Puerto Rico, Public Improvement, “A”, 5.5%, 2039	915,000	940,474
Gilmer County, GA, Building Authority Rev. (Courthouse Project), “A”, SYNCORA, 5%, 2029	500,000	521,795
Gwinnett County, GA, Development Authority Rev. (Civic & Cultural Center), 4%, 2021	510,000	588,469
Lagrange-Troup County, GA, Hospital Authority Rev., 5.5%, 2038	500,000	548,790
Puerto Rico Public Buildings Authority Rev., Guaranteed (Government Facilities), “I”, 5.25%, 2033	245,000	248,131
Puerto Rico Public Buildings Authority Rev., Guaranteed, “S”, 6%, 2041	265,000	287,793
State of California, 5.125%, 2033	305,000	324,349
State of California, 6%, 2039	420,000	490,531
State of Georgia, “E”, 5%, 2016	1,000,000	1,173,170

		$5,665,757
General Obligations - Improvement - 0.4%
Guam Government, “A”, 6.75%, 2029	$185,000	$203,167
Guam Government, “A”, 5.25%, 2037	100,000	99,576
Guam Government, “A”, 7%, 2039	25,000	27,753

		$330,496
General Obligations - Schools - 4.2%
Commerce, GA, School District, 5%, 2022	$500,000	$614,370
Forsyth County, GA, School District, 5%, 2018	610,000	737,502
Gwinnett County, GA, School District, 5%, 2029	1,000,000	1,257,180
Jefferson, GA, School District, “A”, 5.25%, 2029	500,000	581,185

		$3,190,237
Healthcare Revenue - Hospitals - 16.3%
Brunswick, GA, Hospital Authority Rev. (Glynn-Brunswick Memorial Hospital), 5.625%, 2034	$750,000	$816,368
Chatham County, GA, Hospital Authority Rev., Hospital Improvement (Memorial Health University), “A”, 5.375%, 2026	200,000	214,786
Clarke County, GA, Hospital Authority Rev. (Athens Regional Medical Center Project), 5%, 2032	1,000,000	1,123,660
Cobb County, GA, Kennestone Hospital Authority Rev. (Wellstar Health System, Inc.), “B”, AMBAC, 6.25%, 2034	500,000	588,770
DeKalb County, GA, Hospital Authority Rev. (DeKalb Medical Center, Inc.), 6.125%, 2040	500,000	553,120
DeKalb County, GA, Private Hospital Authority Rev. Anticipation Certificates (Children’s Healthcare), 5.25%, 2039	750,000	820,740
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 2036	350,000	390,110
Fulton County, GA, Development Authority Rev. (Piedmont Healthcare), “A”, 5.25%, 2037	700,000	756,105
Gainesville & Hall Counties, GA, Hospital Authority Rev. (Northeast Georgia Health System, Inc.), “A”, 5.25%, 2034	500,000	513,705
Gainesville & Hall Counties, GA, Hospital Authority Rev. (Northeast Georgia Health System, Inc.), “B”, 5%, 2033	500,000	534,200
Georgia Medical Center Hospital Authority Rev. (Columbus Regional Healthcare System, Inc.), ASSD GTY, 6.5%, 2038	300,000	335,610
Illinois Finance Authority Rev. (Resurrection Health), 6.125%, 2025	65,000	74,428
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 2044	200,000	228,428
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.25%, 2031	45,000	51,521
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.375%, 2041	210,000	240,685
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 5.75%, 2025	160,000	182,888
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 2040	200,000	230,158
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.5%, 2045	135,000	156,091
Martin County, FL, Health Facilities Authority Rev. (Martin Memorial Medical Center), 5.5%, 2042	110,000	116,511

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Miami-Dade County, FL, Health Facilities Authority Hospital Rev. (Variety Children’s Hospital), “A”, 6%, 2030	$45,000	$52,678
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.625%, 2029	40,000	44,484
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 2027	130,000	146,106
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6.125%, 2039	180,000	193,739
North Carolina Medical Care Commission, Hospital Rev. (The North Carolina Baptist Hospitals, Inc.), 5.25%, 2029	355,000	404,668
Richmond County, GA, Hospital Authority Rev. Anticipation Certificates (University Health Services, Inc. Project), 5.5%, 2036	750,000	801,360
Thomasville, GA, Hospital Authority Rev. Anticipation Certificates (John D. Archbold Memorial Hospital), 5.125%, 2030	500,000	533,980
Thomasville, GA, Hospital Authority Rev. Anticipation Certificates (John D. Archbold Memorial Hospital), 5.375%, 2040	500,000	535,430
Valdosta & Lowndes County, GA, Hospital Authority (South Georgia Medical Center Project), AMBAC, 5.25%, 2027	500,000	511,060
Valdosta & Lowndes County, GA, Hospital Authority (South Georgia Medical Center Project), 5%, 2033	240,000	248,472
Wisconsin Health & Educational Facilities Authority Rev. (Mercy Alliance), 5%, 2039	225,000	234,816
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2039	385,000	451,228
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 2031	260,000	269,700

		$12,355,605
Healthcare Revenue - Long Term Care - 1.3%
Fulton County, GA, Residential Care Facilities, Elderly Authority Rev. (Canterbury Court), “A”, 6.125%, 2034	$150,000	$148,518
Gainesville & Hall County, GA, Development Authority Retirement Community Rev. (ACTS Retirement), 6.625%, 2039	200,000	227,172
Georgia Medical Center Hospital Authority Rev. (Spring Harbor Green Island Project), 5.25%, 2037	200,000	185,578
Savannah, GA, Economic Development Authority Rev., Capital Appreciation, “C”, ETM, 0%, 2021 (c)	500,000	401,365

		$962,633
Industrial Revenue - Environmental Services - 0.8%
Savannah, GA, Economic Development Authority, Solid Waste Disposal Rev. (Georgia Waste Management Project), “A”, 5.5%, 2016	$500,000	$574,645

Industrial Revenue - Paper - 1.0%
Rockdale County, GA, Development Authority Project Rev. (Visy Paper Project), “A”, 6.125%, 2034	$150,000	$155,067
Savannah, GA, Economic Development Pollution (Union Camp Corp.), 6.15%, 2017	500,000	576,390

		$731,457
Miscellaneous Revenue - Other - 1.7%
Citizens Property Insurance Corp., FL, “A-1”, 5%, 2019	$30,000	$33,896
Citizens Property Insurance Corp., FL, “A-1”, 5%, 2020	285,000	320,998
Fulton County, GA, Development Authority Rev. (Georgia Tech Athletic Association), “A”, 5%, 2042	750,000	813,113
Miami-Dade County, FL, Special Obligation, Capital Appreciation, “C”, NATL, 0%, 2028	295,000	120,106

		$1,288,113
Multi-Family Housing Revenue - 0.9%
Hinesville, GA, Leased Housing Corp., “A”, FHA, 6.7%, 2017	$685,000	$685,596

Sales & Excise Tax Revenue - 2.8%
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6.5%, 2030	$265,000	$309,313
Guam Government Business Privilege Tax Rev., “A”, 5.25%, 2036	170,000	187,488
Metropolitan Atlanta, GA, Rapid Transit Authority Rev., “B”, AGM, 5%, 2037 (f)	250,000	270,118
Puerto Rico Infrastructure Financing Authority, Special Tax Rev., “C”, FGIC, 5.5%, 2022	295,000	330,627
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 5.25%, 2057	280,000	294,602
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 6%, 2039	285,000	322,092
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5.25%, 2041	285,000	299,917
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, 0%, 2033	370,000	114,371

		$2,128,528
Single Family Housing Revenue - Local - 0.7%
Atlanta, GA, Urban Residential Financing Authority, Multifamily Housing Rev. (Ginnie Mae Collateralized - Amal Heights), GNMA, 4.9%, 2040	$500,000	$522,145

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Single Family Housing - State - 2.6%
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “A”, 5.375%, 2039	$680,000	$723,935
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “C-2”, 5.1%, 2022	750,000	752,813
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “D-2”, 5.2%, 2032	500,000	519,465

		$1,996,213
State & Agency - Other - 5.6%
Carroll City-County, GA, Hospital Authority Rev. (Tanner Medical Center), 5%, 2040	$500,000	$537,795
Floyd County, GA, Hospital Authority Rev. Anticipation Certificates (Floyd Medical Center Project), “B”, 5%, 2032	1,000,000	1,102,460
Paulding County, GA, Hospital Authority Rev. Anticipation Certificates, “A”, 5%, 2042	500,000	539,555
Tift County, GA, Hospital Authority Rev., Anticipation Certificates, AMBAC, 5%, 2022	2,000,000	2,043,740

		$4,223,550
State & Local Agencies - 2.1%
Georgia Municipal Association, Inc. (Riverdale Public Purpose Project), ASSD GTY, 5.5%, 2038	$1,000,000	$1,097,480
Los Angeles, CA, Municipal Improvement Corp. Lease Rev. (Real Property), “E”, 6%, 2039	115,000	129,717
Virginia Public School Authority, Special Obligation Montgomery County, 5%, 2030	320,000	369,923

		$1,597,120
Tax - Other - 1.0%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 2024	$75,000	$80,162
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 2029	25,000	26,624
New Jersey Economic Development Authority Rev., 5%, 2025	75,000	81,939
New Jersey Economic Development Authority Rev., 5%, 2026	35,000	38,027
New Jersey Economic Development Authority Rev., 5%, 2028	15,000	16,055
New Jersey Economic Development Authority Rev., 5%, 2029	15,000	16,157
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 2029	50,000	53,178
Virgin Islands Public Finance Authority Rev., “B”, 5%, 2025	50,000	53,993
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 5%, 2029	190,000	202,800
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 6%, 2039	180,000	198,378

		$767,313
Tax Assessment - 0.4%
Atlanta, GA, Tax Allocation (Eastside Project), “B”, 5.6%, 2030	$150,000	$159,879
Atlanta, GA, Tax Allocation (Princeton Lakes Project), 5.5%, 2031	125,000	127,658

		$287,537
Tobacco - 1.0%
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.125%, 2024	$90,000	$72,320
Illinois Railsplitter Tobacco Settlement Authority, 6%, 2028	235,000	271,820
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 2041	230,000	178,151
Tobacco Securitization Authority, Minnesota Tobacco Settlement Rev., “B”, 5.25%, 2031	210,000	233,512

		$755,803
Toll Roads - 0.5%
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.25%, 2032	$70,000	$72,871
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 2037	120,000	131,919
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 2042	190,000	199,992

		$404,782
Transportation - Special Tax - 0.3%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.5%, 2028	$185,000	$218,511

Universities - Colleges - 17.3%
Athens, GA, Housing Authority Rev. (University of Georgia East Campus Funding), 5.25%, 2035	$500,000	$547,390
Athens-Clarke County, GA, Unified Government Development Authority, Educational Facilities Rev., Capital Appreciation, 0%, 2024	250,000	257,625

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Universities - Colleges - continued
Athens-Clarke County, GA, Unified Government Development Authority, Educational Facilities Rev., Capital Appreciation, 0%, 2031	$250,000	$251,638
Atkinson-Coffee County, GA, Joint Development Authority Rev. (SGC Real Estate Foundation LLC), ASSD GTY, 5.25%, 2034	500,000	557,140
Atlanta, GA, Development Authority Educational Facilities Rev. (Panther Place), ASSD GTY, 4.75%, 2032	500,000	534,295
Atlanta, GA, Development Authority Educational Facilities Rev. (Science Park LLC), 5%, 2032	500,000	533,350
Atlanta, GA, Development Authority Educational Facilities Rev. (Science Park LLC), 5%, 2039	500,000	525,870
Bleckley-Dodge County, GA, Student Housing Facilities Rev. (Middle Georgia College), 5.25%, 2038	500,000	529,440
Carrollton, GA, Payroll Development Authority Rev. (UWG Phase II, LLC Project), AGM, 5%, 2040	500,000	537,335
Cobb County, GA, Development Authority, Dining Hall Lease Rev. (KSU Dining Hall), ASSD GTY, 5.75%, 2039	1,000,000	1,135,260
Cobb County, GA, Development Authority, Sports & Recreation Facilities Lease Rev. (Kennesaw State University Foundation), AGM, 5%, 2035	750,000	798,937
Dahlonega, GA, Downtown Development Authority Rev. (North Georgia MBA LLC), ASSD GTY, 4.75%, 2040	500,000	525,775
Dahlonega, GA, Downtown Development Authority Rev. (North Georgia PHD LLC), ASSD GTY, 5.25%, 2034	500,000	546,700
Dekalb Newton & Gwinnett Counties, GA, Joint Development Authority Rev. (GGC Foundation LLC), 6%, 2034	500,000	572,900
Fulton County, GA, Development Authority Rev. (Georgia Tech Foundation Funding), SYNCORA, 5%, 2032	500,000	541,015
Fulton County, GA, Development Authority Rev. (Molecular Science Building), NATL, 5%, 2034	1,000,000	1,028,530
Fulton County, GA, Development Authority Rev. (Spelman College), 5%, 2032	250,000	264,795
Georgia Higher Education Facilities Authority Rev. (Real Estate Foundation), 6%, 2034	300,000	330,123
Illinois Finance Authority Rev. (Roosevelt University Project), 6.5%, 2039	430,000	472,837
Marietta, GA, Development Facilities Authority Rev. (Life University), 7%, 2030	100,000	105,341
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, 6%, 2017	275,000	325,669
Pinellas County, FL, Educational Facilities Authority Rev. (Barry University), 6%, 2041	65,000	73,932
Private Colleges & Universities, GA, Authority Rev. (Agnes Scott College), 5%, 2024	500,000	571,655
Private Colleges & Universities, GA, Authority Rev. (Mercer University), “C”, 5.25%, 2027	350,000	385,511
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 2042	45,000	45,013
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 2032	25,000	24,982
Savannah, GA, Economic Development Authority Rev. (AASU Student Union LLC), ASSD GTY, 5.125%, 2039	500,000	537,420
Savannah, GA, Economic Development Authority Rev. (SSU Community Development I LLC Project), ASSD GTY, 5.5%, 2035	500,000	553,830

		$13,114,308
Universities - Secondary Schools - 0.1%
North Texas Education Finance Corp., Education Rev. (Uplift Education), “A”, 4.875%, 2032	$30,000	$30,842
North Texas Education Finance Corp., Education Rev. (Uplift Education), “A”, 5.125%, 2042	75,000	77,678

		$108,520
Utilities - Investor Owned - 0.3%
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.5%, 2029 (b)	$160,000	$186,429

Utilities - Municipal Owned - 2.6%
Georgia Municipal Electric Authority Power Rev., “A”, NATL, 6.5%, 2020	$1,250,000	$1,482,187
Guam Power Authority Rev., “A”, 5.5%, 2030	160,000	166,981
Long Island, NY, Power Authority, Electric Systems Rev., “A”, 6%, 2033	100,000	118,650
Puerto Rico Electric Power Authority, Power Rev., “XX”, 5.25%, 2040	190,000	194,983

		$1,962,801
Utilities - Other - 3.0%
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5%, 2022	$910,000	$1,010,291
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “B”, 5%, 2019	250,000	268,183
Nebraska Central Plains Energy Project, Gas Project Rev., “3”, 5%, 2032	310,000	315,918
Nebraska Central Plains Energy Project, Gas Project Rev., “3”, 5%, 2042	120,000	119,252
Tennessee Energy Acquisition Corp. Gas Rev., “A”, 5.25%, 2020	250,000	274,285
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2019	225,000	247,479

		$2,235,408

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Water & Sewer Utility Revenue - 15.3%
Athens-Clarke County, GA, Unified Government Water & Sewer Rev., 5.625%, 2033	$500,000	$572,745
Augusta, GA, Water & Sewer Rev., AGM, 5.25%, 2034	1,000,000	1,081,080
Cherokee County, GA, Water & Sewer Authority Rev., 5%, 2021	385,000	481,473
Cherokee County, GA, Water & Sewer Authority Rev., 5%, 2028	800,000	932,640
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 5%, 2033	165,000	164,574
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	1,000,000	1,050,140
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 2031	1,000,000	1,148,140
DeKalb County, GA, Water & Sewer Rev., “B”, 5.25%, 2025	1,000,000	1,263,080
Fulton County, GA, Water & Sewer Rev., 5%, 2023	1,000,000	1,200,300
Fulton County, GA, Water & Sewer Rev., ETM, FGIC, 6.375%, 2014 (c)	965,000	1,018,722
Guam Government Waterworks Authority, Water & Wastewater System Rev., 5.625%, 2040	60,000	60,672
Henry County, GA, Water & Sewer Authority Rev., BHAC, 5.25%, 2027	1,000,000	1,290,090
Henry County, GA, Water & Sewer Authority Rev., 5.25%, 2028	1,000,000	1,294,230

		$11,557,886
Total Municipal Bonds		$70,868,618

Money Market Funds - 5.6%
MFS Institutional Money Market Portfolio, 0.14%, at Net Asset Value (v)	4,200,792	$4,200,792
Total Investments		$75,069,410

Other Assets, Less Liabilities - 0.7%		559,536
Net Assets - 100.0%		$75,628,946

(b)	Mandatory tender date is earlier than stated maturity date.
(c)	Refunded bond.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ETM	Escrowed to Maturity

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
SYNCORA	Syncora Guarantee Inc.

5

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 6/30/12

Futures Contracts Outstanding at 6/30/12

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	7	$933,625	September - 2012	$(2,540)
U.S. Treasury Bond 30 yr (Short)	USD	4	591,875	September - 2012	(2,389)

					$(4,929)

At June 30, 2012, the fund had liquid securities with an aggregate value of $23,770 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

6

Supplemental Information

6/30/12 (unaudited)

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts. The following is a summary of the levels used as of June 30, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$70,868,618	$—	$70,868,618
Mutual Funds	4,200,792	—	—	4,200,792
Total Investments	$4,200,792	$70,868,618	$—	$75,069,410

Other Financial Instruments
Futures Contracts	$(4,929)	$—	$—	$(4,929)

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$69,724,481.00
Gross unrealized appreciation	$5,366,790
Gross unrealized depreciation	(21,861)
Net unrealized appreciation (depreciation)	$5,344,929

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

7

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	3,210,147	7,359,412	(6,368,767)	4,200,792

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$626	$4,200,792

8

QUARTERLY REPORT

June 30, 2012

MFS® MARYLAND MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS

6/30/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Municipal Bonds - 97.5%
Airport Revenue - 0.7%
Metropolitan Washington, DC, Airport Authority Rev., “A”, 5%, 2039	$750,000	$826,492

General Obligations - General Purpose - 13.3%
Anne Arundel County, MD, General Improvement, 5%, 2025	$2,000,000	$2,449,120
Baltimore County, MD, Public Improvement, 5%, 2028	2,000,000	2,425,180
Baltimore, MD, Public Improvement, “A”, AGM, 5%, 2027	1,050,000	1,205,547
Commonwealth of Puerto Rico, “A”, 5.375%, 2033	260,000	268,793
Commonwealth of Puerto Rico, “A”, 6%, 2038	415,000	448,943
Commonwealth of Puerto Rico, Public Improvement, “A”, 5.5%, 2039	1,455,000	1,495,507
Commonwealth of Puerto Rico, Public Improvement, “B”, 6.5%, 2037	1,500,000	1,691,595
State of California, 6%, 2039	720,000	840,910
State of Maryland, 5%, 2020	3,500,000	4,160,135

		$14,985,730
General Obligations - Improvement - 0.2%
Guam Government, “A”, 6.75%, 2029	$70,000	$76,874
Guam Government, “A”, 7%, 2039	80,000	88,810

		$165,684
Healthcare Revenue - Hospitals - 22.3%
Brazoria County, TX, Health Facilities Development Corp., Hospital Rev. (Brazosport Regional Health System), 5.25%, 2032	$255,000	$247,625
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 2036	590,000	657,614
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 2044	345,000	394,038
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 2040	370,000	425,792
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.5%, 2045	575,000	664,832
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	640,000	663,539
Martin County, FL, Health Facilities Authority Rev. (Martin Memorial Medical Center), 5.5%, 2042	165,000	174,766
Maryland Health & Higher Educational Facilities Authority Rev. (Adventist Healthcare), “A”, 5.75%, 2025	500,000	509,805
Maryland Health & Higher Educational Facilities Authority Rev. (Anne Arundel Health System, Inc.), 5%, 2040	1,000,000	1,052,960
Maryland Health & Higher Educational Facilities Authority Rev. (Anne Arundel Health System, Inc.), “A”, 6.75%, 2039	1,000,000	1,201,320
Maryland Health & Higher Educational Facilities Authority Rev. (Ascension Health), “B”, 5%, 2051	1,000,000	1,083,080
Maryland Health & Higher Educational Facilities Authority Rev. (Calvert Health Systems), 5.5%, 2039	1,000,000	1,036,930
Maryland Health & Higher Educational Facilities Authority Rev. (Carroll Hospital), “A”, 5%, 2037	1,000,000	1,067,240
Maryland Health & Higher Educational Facilities Authority Rev. (Doctors Community Hospital), “A”, 5%, 2029	750,000	776,753
Maryland Health & Higher Educational Facilities Authority Rev. (Frederick Memorial Hospital), 5.125%, 2035	1,000,000	1,000,350
Maryland Health & Higher Educational Facilities Authority Rev. (Johns Hopkins Health System), “A”, 5%, 2026	250,000	292,460
Maryland Health & Higher Educational Facilities Authority Rev. (Johns Hopkins Medical Institutions), “A”, 5%, 2037	750,000	790,598
Maryland Health & Higher Educational Facilities Authority Rev. (Lifebridge Health), ASSD GTY, 4.75%, 2038	965,000	1,014,360
Maryland Health & Higher Educational Facilities Authority Rev. (Lifebridge Health), 4.75%, 2039	590,000	597,835
Maryland Health & Higher Educational Facilities Authority Rev. (Medlantic/Helix Parent, Inc.), “A”, AGM, 5.25%, 2038	1,000,000	1,181,450
Maryland Health & Higher Educational Facilities Authority Rev. (Medstar Health), 5.5%, 2033	635,000	666,953
Maryland Health & Higher Educational Facilities Authority Rev. (Mercy Medical Center), “A”, 5.5%, 2042	750,000	785,910
Maryland Health & Higher Educational Facilities Authority Rev. (Peninsula Regional Medical Center), 5%, 2036	1,000,000	1,031,690
Maryland Health & Higher Educational Facilities Authority Rev. (Suburban Hospital), “A”, 5.5%, 2016	1,000,000	1,093,600
Maryland Health & Higher Educational Facilities Authority Rev. (Union Hospital of Cecil County Issue), 5.625%, 2032	410,000	410,869
Maryland Health & Higher Educational Facilities Authority Rev. (Union Hospital of Cecil County Issue), 5%, 2035	500,000	513,525
Maryland Health & Higher Educational Facilities Authority Rev. (University of Maryland Medical System), AMBAC, 5%, 2031	1,000,000	1,060,430
Maryland Health & Higher Educational Facilities Authority Rev. (University of Maryland Medical System), “A”, 5%, 2041	500,000	521,070
Maryland Health & Higher Educational Facilities Authority Rev. (Washington County Hospital), 5.75%, 2038	500,000	527,860
Maryland Industrial Development Authority, Economic Development Rev., RIBS, FRN, AGM, 11.146%, 2022 (p)	1,200,000	1,556,088
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.625%, 2029	65,000	72,287
Montgomery County, MD, Rev. (Trinity Health Corp.), 5%, 2040	1,000,000	1,102,440

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 2027	$480,000	$539,467
Richmond, IN, Hospital Authority Rev. (Reid Hospital), “A”, 6.5%, 2029	415,000	470,485

		$25,186,021
Healthcare Revenue - Long Term Care - 1.9%
Gaithersburg, MD, Economic Development Rev. (Asbury Maryland Obligations Group), “A”, 5.125%, 2036	$400,000	$402,464
Howard County, MD, Retirement Rev. (Vantage House Facilities), “B”, 5.25%, 2037	300,000	271,515
Maryland Health & Higher Educational Facilities Authority Rev. (Charlestown Community), 6.25%, 2041	750,000	842,880
Maryland Health & Higher Educational Facilities Authority Rev. (King Farm Presbyterian Community), “A”, 5.3%, 2037	300,000	266,211
Maryland Health & Higher Educational Facilities Authority Rev. (Mercy Ridge), “A”, 6%, 2035 (c)	150,000	157,721
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7%, 2030	55,000	63,176
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7.125%, 2040	85,000	97,042

		$2,101,009
Healthcare Revenue - Other - 0.7%
Maryland Economic Development Corp., Economic Development Rev. (Lutheran World Relief Refugee), 5.25%, 2019	$190,000	$203,194
Maryland Economic Development Corp., Economic Development Rev. (Lutheran World Relief Refugee), 5.25%, 2029	565,000	581,165

		$784,359
Industrial Revenue - Other - 0.5%
Maryland Economic Development Corp., Pollution Control Rev. (CNX Marine Terminals, Inc.), 5.75%, 2025	$500,000	$533,830

Miscellaneous Revenue - Other - 1.5%
Harford County, MD, Economic Development Rev. (Battelle Memorial Institute Project), 5.25%, 2034	$1,600,000	$1,636,688

Multi-Family Housing Revenue - 4.6%
Maryland Community Development Administration, Department of Housing & Community Development, “A”, 5.05%, 2047	$1,000,000	$1,021,780
Maryland Community Development Administration, Department of Housing & Community Development, “B”, FNMA, 5%, 2039	500,000	510,415
Maryland Community Development Administration, Department of Housing & Community Development, “B”, FHA, 4.45%, 2040	1,500,000	1,545,765
Maryland Community Development Administration, Department of Housing & Community Development, “D”, 5%, 2032	1,000,000	1,004,110
Montgomery County, MD, Housing Opportunities Commission, Multifamily Rev., 5.125%, 2037	1,000,000	1,063,270

		$5,145,340
Parking - 1.2%
Maryland Health & Higher Educational Facilities Authority Rev. (Johns Hopkins Medical Institutions), AMBAC, 5%, 2034	$1,385,000	$1,398,282

Port Revenue - 0.5%
Maryland Economic Development Corp. Rev. (Port America Chesapeake Terminal Project), “B”, 5.75%, 2035	$550,000	$589,237

Sales & Excise Tax Revenue - 3.7%
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 2041	$435,000	$488,200
Guam Government Business Privilege Tax Rev., “A”, 5.25%, 2036	260,000	286,746
Puerto Rico Infrastructure Financing Authority, Special Tax Rev., “C”, FGIC, 5.5%, 2022	510,000	571,593
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 2028 (c)	5,000	6,446
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 2028	515,000	578,680
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.375%, 2039	1,060,000	1,130,130
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5%, 2040	475,000	503,405
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5.25%, 2040	435,000	470,853
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, 0%, 2033	620,000	191,648

		$4,227,701
Single Family Housing Revenue - Local - 0.0%
Prince George’s County, MD, Housing Single Family Collateral, “A”, GNMA, 5.6%, 2034	$20,000	$20,218

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Single Family Housing - State - 3.4%
Maryland Community Development Administration, Department of Housing & Community Development, 5%, 2034	$1,500,000	$1,551,255
Maryland Community Development Administration, Department of Housing & Community Development, 5.65%, 2048	195,000	205,963
Maryland Community Development Administration, Department of Housing & Community Development, “B”, 4.75%, 2019	215,000	215,787
Maryland Community Development Administration, Department of Housing & Community Development, “A”, 5.875%, 2016	365,000	365,310
Maryland Community Development Administration, Department of Housing & Community Development, “I”, 6%, 2041	370,000	388,241
Montgomery County, MD, Housing Opportunities Commission (Single Family Mortgage Rev.), “B”, 4.55%, 2026	1,000,000	1,007,370
Puerto Rico Housing Finance Authority, Home Mortgage Rev., Mortgage Backed Securities, “A”, 4.75%, 2023	135,000	135,934

		$3,869,860
State & Agency - Other - 3.0%
Howard County, MD, COP, “A”, 8%, 2019	$805,000	$1,165,439
Howard County, MD, COP, “B”, 8%, 2019	385,000	557,384
Howard County, MD, COP, “B”, 8.15%, 2021	450,000	675,158
Howard County, MD, COP, “C”, 8%, 2019	680,000	984,470

		$3,382,451
State & Local Agencies - 3.8%
FYI Properties Lease Rev. (Washington State Project), 5.5%, 2034	$370,000	$412,154
Los Angeles, CA, Municipal Improvement Corp. Lease Rev. (Real Property), “E”, 6%, 2039	180,000	203,035
Maryland Department of Transportation, Port Administration Facilities Project, AMBAC, 5.25%, 2020	1,690,000	1,916,545
Prince George’s County, MD, Consolidated Public Improvement, “A”, 5%, 2030	1,500,000	1,781,865

		$4,313,599
Tax - Other - 1.3%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 2024	$325,000	$347,370
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 2029	45,000	47,923
New Jersey Economic Development Authority Rev., 5%, 2025	110,000	120,177
New Jersey Economic Development Authority Rev., 5%, 2026	55,000	59,757
New Jersey Economic Development Authority Rev., 5%, 2028	20,000	21,407
New Jersey Economic Development Authority Rev., 5%, 2029	20,000	21,542
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 5%, 2029	520,000	555,032
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 6%, 2039	285,000	314,098

		$1,487,306
Tax Assessment - 4.0%
Anne Arundel County, MD, Special Obligation (Arundel Mills Project), 5.125%, 2029	$1,000,000	$1,073,020
Anne Arundel County, MD, Special Obligation (National Business Park-North Project), 6.1%, 2040	350,000	366,002
Anne Arundel County, MD, Special Obligation (VLG South Waugh Chapel Project), 6.25%, 2040	300,000	312,813
Baltimore, MD, Special Obligation, (East Baltimore Research Park Project), “A”, 7%, 2038	400,000	427,492
Brunswick, MD, Special Obligation (Brunswick Crossing Special Taxing), 5.5%, 2036	244,000	198,128
Frederick County, MD, Special Obligation (Urbana Community Development Authority), “A”, 5%, 2040	1,500,000	1,572,420
Prince George’s County, MD, Special Obligation (National Harbor Project), 5.2%, 2034	500,000	509,615

		$4,459,490
Tobacco - 1.2%
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.125%, 2024	$160,000	$128,568
Illinois Railsplitter Tobacco Settlement Authority, 6%, 2028	215,000	248,686
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 2041	525,000	406,649
Tobacco Securitization Authority, Minnesota Tobacco Settlement Rev., “B”, 5.25%, 2031	335,000	372,507
Virgin Islands Tobacco Settlement Financing Corp., 5%, 2021	140,000	139,793

		$1,296,203

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Transportation - Special Tax - 2.4%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., AGM, 5.25%, 2033	$1,365,000	$1,561,546
Washington, DC, Metropolitan Area Transit Authority Gross Rev., “A”, 5.25%, 2029	515,000	587,569
Washington, DC, Metropolitan Area Transit Authority Gross Rev., “A”, 5.125%, 2032	485,000	541,124

		$2,690,239
Universities - Colleges - 12.6%
Annapolis, MD, Economic Development Rev. (St. John’s College), 5.5%, 2018	$150,000	$150,545
Anne Arundel County, MD, Economic Development (Community College Project), 5.25%, 2028	1,600,000	1,637,008
Illinois Finance Authority Rev. (University of Chicago), “A”, 5%, 2051	290,000	314,766
Maryland Health & Higher Educational Facilities Authority Rev. (Goucher College), 5.375%, 2025	500,000	521,480
Maryland Health & Higher Educational Facilities Authority Rev. (Johns Hopkins University), “A”, 5%, 2032 (f)	2,000,000	2,001,080
Maryland Health & Higher Educational Facilities Authority Rev. (Johns Hopkins University), “A”, 5%, 2037	1,500,000	1,725,135
Maryland Health & Higher Educational Facilities Authority Rev. (Loyola College), “A”, 5.125%, 2045	1,600,000	1,661,968
Maryland Health & Higher Educational Facilities Authority Rev. (Maryland Institute College of Art), 5%, 2030	750,000	782,078
Maryland Health & Higher Educational Facilities Authority Rev. (Notre Dame College), 5%, 2035	1,000,000	1,083,410
Massachusetts Development Finance Agency Higher Education Rev. (Emerson College), “A”, 5%, 2023	580,000	624,840
Morgan State University, MD, Academic, NATL, 6.05%, 2015	950,000	1,017,697
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, 6%, 2017	480,000	568,440
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 2042	60,000	60,017
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 2032	30,000	29,979
Westminster, MD, Educational Facilities Rev. (McDaniel College, Inc.), 5%, 2031	1,000,000	1,023,320
Westminster, MD, Educational Facilities Rev. (McDaniel College, Inc.), 5.5%, 2032 (c)	1,000,000	1,012,600

		$14,214,363
Universities - Dormitories - 1.6%
Maryland Economic Development Corp., Collegiate Housing Rev. (Salisbury University), “A”, 6%, 2019	$835,000	$836,737
Maryland Economic Development Corp., Collegiate Housing Rev. (Towson University), “A”, 5.75%, 2029	1,000,000	1,000,480

		$1,837,217
Universities - Secondary Schools - 0.8%
La Vernia, TX, Higher Education Finance Corp. Rev. (Lifeschool of Dallas), “A”, 7.5%, 2041	$265,000	$310,267
Maryland Health & Higher Educational Facilities Authority Rev. (Washington Christian Academy), 5.5%, 2038 (a)(d)	500,000	200,000
Maryland Industrial Development Financing Authority, Economic Development Authority Rev. (Our Lady of Good Council), “A”, 6%, 2035	400,000	418,080

		$928,347
Utilities - Investor Owned - 0.8%
Maryland Economic Development Corp., Pollution Control Rev. (Potomac Electric Power Co.), 6.2%, 2022	$500,000	$610,705
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.5%, 2029 (b)	275,000	320,424

		$931,129
Utilities - Municipal Owned - 2.1%
Guam Power Authority Rev., AMBAC, 5.25%, 2015	$1,360,000	$1,361,836
Long Island, NY, Power Authority, Electric Systems Rev., “A”, 6%, 2033	185,000	219,503
Puerto Rico Electric Power Authority, Power Rev., “A”, 5%, 2042	730,000	731,701

		$2,313,040
Utilities - Other - 1.6%
Nebraska Central Plains Energy Project, Gas Project Rev., “3”, 5%, 2032	$480,000	$489,163
Nebraska Central Plains Energy Project, Gas Project Rev., “3”, 5%, 2042	185,000	183,847
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2019	400,000	439,964
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2021	195,000	213,053
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2022	100,000	107,489

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Utilities - Other - continued
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2023	$140,000	$150,779
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2021	235,000	251,201

		$1,835,496
Water - 1.1%
Montgomery County, MD, Water Quality Protection Charge Rev., “A”, 5%, 2032	$1,125,000	$1,273,781

Water & Sewer Utility Revenue - 6.7%
Baltimore, MD, Rev., LEVRRS, FRN, NATL, 10.632%, 2020 (p)	$3,000,000	$4,158,060
Baltimore, MD, Wastewater Rev. Project, “A”, NATL, 5.65%, 2020	2,000,000	2,386,020
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	1,000,000	1,050,140

		$7,594,220
Total Municipal Bonds		$110,027,332

Money Market Funds - 2.4%
MFS Institutional Money Market Portfolio, 0.14%, at Net Asset Value (v)	2,747,111	$2,747,111
Total Investments		$112,774,443

Other Assets, Less Liabilities - 0.1%		129,101
Net Assets - 100.0%		$112,903,544

(a)	Non-income producing security.
(b)	Mandatory tender date is earlier than stated maturity date.
(c)	Refunded bond.
(d)	In default. Interest and/or scheduled principal payment(s) have been missed.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(p)	Primary inverse floater.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

COP	Certificate of Participation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

Insurers		Inverse Floaters
AGM	Assured Guaranty Municipal	LEVRRS	Leveraged Reverse Rate Security
AMBAC	AMBAC Indemnity Corp.	RIBS	Residual Interest Bonds
ASSD GTY	Assured Guaranty Insurance Co.
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Assn.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.

5

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 6/30/12

Futures Contracts Outstanding at 6/30/12

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	6	$800,250	September - 2012	$(2,177)
U.S. Treasury Bond 30 yr (Short)	USD	7	1,035,781	September - 2012	(4,181)

					$(6,358)

At June 30, 2012, the fund had liquid securities with an aggregate value of $34,018 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

6

Supplemental Information

6/30/12 (unaudited)

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts. The following is a summary of the levels used as of June 30, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$110,027,332	$—	$110,027,332
Mutual Funds	2,747,111	—	—	2,747,111
Total Investments	$2,747,111	$110,027,332	$—	$112,774,443

Other Financial Instruments
Futures Contracts	$(6,358)	$—	$—	$(6,358)

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$104,533,906
Gross unrealized appreciation	$8,653,879
Gross unrealized depreciation	(413,342)
Net unrealized appreciation (depreciation)	$8,240,537

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

7

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	2,918,509	8,908,894	(9,080,292)	2,747,111

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$582	$2,747,111

8

QUARTERLY REPORT

June 30, 2012

MFS® PENNSYLVANIA MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS

6/30/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Municipal Bonds - 98.8%
Airport Revenue - 2.7%
Allegheny County, PA, Airport Rev. (Pittsburgh International Airport), NATL, 5.75%, 2014	$1,000,000	$1,057,461
Chicago, IL, O’Hare International Airport Rev., Third Lien, “A”, 5.625%, 2035	335,000	385,032
Philadelphia, PA, Airport Rev., “A”, AGM, 5%, 2040	2,000,000	2,141,960
Sacramento County, CA, Airport Systems Rev., 5%, 2040	470,000	508,545

		$4,092,998
General Obligations - General Purpose - 7.9%
Berks County, PA, 5%, 2022	$1,700,000	$2,008,737
Commonwealth of Pennsylvania, 5%, 2015	1,515,000	1,697,906
Commonwealth of Pennsylvania, 5%, 2019	1,000,000	1,228,360
Commonwealth of Puerto Rico, “A”, 5.375%, 2033	250,000	258,455
Commonwealth of Puerto Rico, “A”, 6%, 2038	425,000	459,761
Commonwealth of Puerto Rico, “A”, ETM, FGIC, 5.5%, 2015 (c)	1,860,000	2,133,160
Luzerne County, PA, NATL, 5.25%, 2012 (c)	500,000	509,070
Luzerne County, PA, AGM, 6.75%, 2023	500,000	586,495
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2023	450,000	523,202
State of Maryland, “C”, 5%, 2019 (f)	1,000,000	1,251,270
State of Pennsylvania, 5%, 2024	1,000,000	1,213,060

		$11,869,476
General Obligations - Improvement - 0.1%
Guam Government, “A”, 6.75%, 2029	$75,000	$82,365
Guam Government, “A”, 7%, 2039	90,000	99,912

		$182,277
General Obligations - Schools - 9.0%
Allegheny Valley, PA, School District, “A”, NATL, 5%, 2028	$1,000,000	$1,048,400
Carlisle, PA, School District, 5%, 2026	1,000,000	1,179,400
Conneaut, PA, School District, Capital Appreciation, “B”, AGM, 0%, 2031	1,150,000	516,086
Conneaut, PA, School District, Capital Appreciation, “B”, AGM, 0%, 2033	760,000	298,581
Daniel Boone, PA, School District, 5%, 2032	500,000	542,070
Deer Lakes, PA, School District, ASSD GTY, 5.375%, 2034	1,275,000	1,429,530
Gateway, PA, Allegheny School District, FGIC, 5.2%, 2023	1,000,000	1,063,110
Gettysburg, PA, School District, 5.25%, 2024	2,000,000	2,373,700
Pennridge, PA, School District, NATL, 5%, 2013 (c)	50,000	51,443
Reading, PA, School District, “A”, 5%, 2018	1,000,000	1,140,880
Reading, PA, School District, “A”, 5%, 2020	665,000	761,152
Scranton, PA, School District, “A”, AGM, 5%, 2027	1,340,000	1,468,412
State Public School Building Authority, PA School (Colonial Intermediate Unit 20), FGIC, 5%, 2030	500,000	522,030
Whitehall-Coplay, PA, School District, “A”, AGM, 5.375%, 2034	1,000,000	1,110,220

		$13,505,014
Healthcare Revenue - Hospitals - 20.8%
Allegheny County, PA, Hospital Development Authority Rev. (University of Pittsburgh Medical Center), “A”, 5.375%, 2029	$1,000,000	$1,103,190
Allegheny County, PA, Hospital Development Authority Rev. (UPMC Health Systems), 5%, 2018	500,000	594,745
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), “A”, 5%, 2028	500,000	422,415
Berks County, PA, Municipal Authority Rev. (Reading Hospital & Medical Center), “A”, 5%, 2040	1,500,000	1,596,930
Blair County, PA, Hospital Authority Rev. (Altoona Regional Health System), 6%, 2039	750,000	784,770
Butler County, PA, Hospital Development Authority Rev. (Butler Health System, Inc.), 7.25%, 2039	500,000	598,560
Centre County, PA, Hospital Authority Rev. (Mount Nittany Medical Center), ASSD GTY, 5.875%, 2029	500,000	522,730
Centre County, PA, Hospital Authority Rev. (Mount Nittany Medical Center), 6.25%, 2041	500,000	563,770
Chester County, PA, Health & Educational Facilities Authority Rev. (Chester County Junior High School), “A”, 5%, 2040	1,000,000	1,078,020

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Dauphin County, PA, General Authority Health Systems Rev. (Pinnacle Health System), “A”, 5.75%, 2020	$750,000	$862,620
DeKalb County, GA, Hospital Authority Rev. (DeKalb Medical Center, Inc.), 6.125%, 2040	305,000	337,403
Erie County, PA, Hospital Authority Rev. (Hamot Health Foundation), AMBAC, 5.25%, 2017	675,000	685,591
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 2036	705,000	785,793
Geisinger Authority, PA, Health System Rev., “A”, 5.125%, 2034	1,000,000	1,088,010
Illinois Finance Authority Rev. (Provena Health), “A”, 6%, 2028	500,000	567,285
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.25%, 2031	165,000	188,910
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.375%, 2041	445,000	510,023
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 5.75%, 2025	335,000	382,922
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 2040	390,000	448,808
Lancaster County, PA, Hospital Authority Health System Rev. (Lancaster General Hospital), 5%, 2042	1,500,000	1,611,330
Lancaster County, PA, Hospital Authority Rev., 5.5%, 2013 (c)	500,000	530,040
Lebanon County, PA, Health Facilities Authority Rev. (Good Samaritan Hospital), 5%, 2018	200,000	202,270
Lebanon County, PA, Health Facilities Authority Rev. (Good Samaritan Hospital), 6%, 2035	850,000	854,548
Lehigh County, PA, General Purpose Authority (Good Shepherd Group), “A”, 5.625%, 2034	350,000	361,921
Lehigh County, PA, General Purpose Authority (Lehigh Valley Hospital), NATL, 7%, 2016	160,000	174,682
Lehigh County, PA, General Purpose Authority (Lehigh Valley Hospital), 5.25%, 2032	600,000	615,264
Lehigh County, PA, General Purpose Authority (St. Luke’s Bethlehem Hospital), 5.375%, 2013 (c)	600,000	634,098
Lycoming County, PA, Health Authority Rev. (Susquehanna Health System), “A”, 5.75%, 2039	750,000	811,755
Miami-Dade County, FL, Health Facilities Authority Hospital Rev. (Variety Children’s Hospital), “A”, 6%, 2030	105,000	122,915
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.625%, 2029	75,000	83,408
Monroe County, PA, Hospital Authority Rev. (Pocono Medical Center), 6%, 2014 (c)	750,000	811,815
Monroe County, PA, Hospital Authority Rev. (Pocono Medical Center), 5%, 2027	250,000	261,433
Monroe County, PA, Hospital Authority Rev. (Pocono Medical Center), 5.125%, 2037	250,000	259,060
Monroe County, PA, Hospital Authority Rev. (Pocono Medical Center), “A”, 5%, 2041	750,000	774,600
Mount Lebanon, PA, Hospital Authority Rev. (St. Clair Memorial Hospital), 5.625%, 2032	400,000	400,492
New Hampshire Business Finance Authority Rev. (Huggins Hospital), 6.875%, 2039	20,000	21,759
Northampton County, PA, General Purpose Authority Hospital Rev. (St. Luke’s Hospital), “A”, 5.5%, 2040	500,000	525,885
Pennsylvania Central Bradford Progress Authority Rev. (Guthrie Health), 5%, 2031	1,250,000	1,386,438
Philadelphia, PA, Hospitals & Higher Education Facilities Authority Rev. (Temple University Health System), 5.5%, 2026	500,000	513,800
Philadelphia, PA, Hospitals & Higher Education Facilities Authority Rev. (Temple University Health System), “A”, 5.625%, 2042	300,000	298,062
Philadelphia, PA, Hospitals & Higher Education Facilities Authority Rev. (The Children’s Hospital of Philadelphia), “C”, 5%, 2025	1,000,000	1,146,370
Philadelphia, PA, Hospitals & Higher Education Facilities Authority Rev. (The Children’s Hospital of Philadelphia), “D”, 5%, 2032	1,000,000	1,132,130
South Central, PA, General Authority Rev. (Wellspan Health Properties, Inc.), “A”, 6%, 2025	750,000	872,243
St. Mary Hospital Authority, PA, Health System Rev. (Catholic Health East), “A”, 5%, 2033	500,000	532,285
St. Petersburg, FL, Health Facilities Authority Rev., 6.5%, 2039	155,000	185,160
West Shore, PA, Hospital Authority Rev. (Holy Spirit Hospital), “B”, 5.625%, 2032	500,000	560,275
Westmoreland County, PA, Industrial Development Authority Rev. (Excela Health Project), 5.125%, 2030	1,000,000	1,050,450
Wisconsin Health & Educational Facilities Authority Rev. (Mercy Alliance), 5%, 2039	705,000	735,759
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 2031	485,000	503,095

		$31,095,837
Healthcare Revenue - Long Term Care - 2.2%
Bucks County, PA, Industrial Development Authority Retirement Community Rev. (Ann’s Choice, Inc.), “A”, 6.125%, 2025	$250,000	$252,985
Bucks County, PA, Industrial Development Authority Rev. (Lutheran Community Telford Center), 5.75%, 2037	300,000	295,734
Chartiers Valley, PA, Industrial & Commercial Development Authority (Asbury Health Center Project), 5.75%, 2022	250,000	255,240
Cumberland County, PA, Municipal Authority Retirement Community Rev. (Wesley), “A”, 7.25%, 2013 (c)	110,000	114,848
Cumberland County, PA, Municipal Authority Retirement Community Rev. (Wesley), “A”, 7.25%, 2013 (c)	40,000	41,763
Cumberland County, PA, Municipal Authority Rev. (Asbury Atlantic, Inc.), 6%, 2040	500,000	517,965
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 6.375%, 2039	500,000	542,300
Cumberland County, PA, Municipal Authority Rev. (Presbyterian Homes), “A”, 5.45%, 2021	500,000	503,930
Montgomery County, PA, Industrial Development Authority Retirement Community Rev. (Lanier Village Estates, Inc.), “A-1”, 6.25%, 2029	250,000	277,968
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care), 6.25%, 2035	250,000	252,460

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Long Term Care - continued
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7%, 2030	$65,000	$74,662
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7.125%, 2040	105,000	119,875
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.25%, 2029	10,000	11,396
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.625%, 2039	70,000	79,533

		$3,340,659
Human Services - 0.1%
Montgomery County, PA, Industrial Development Authority Retirement Community Rev. (Wordsworth Academy), 8%, 2024	$150,000	$150,069

Industrial Revenue - Other - 0.8%
Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Rev. (Procter & Gamble), 5.375%, 2031	$1,000,000	$1,225,730

Miscellaneous Revenue - Other - 0.9%
Citizens Property Insurance Corp., FL, “A-1”, 5%, 2019	$60,000	$67,792
Citizens Property Insurance Corp., FL, “A-1”, 5%, 2020	610,000	687,049
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Air Cargo), 6.65%, 2025	515,000	515,747

		$1,270,588
Sales & Excise Tax Revenue - 2.6%
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6.5%, 2030	$580,000	$676,988
Guam Government Business Privilege Tax Rev., “B-1”, 5%, 2037	250,000	266,325
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 2032	920,000	1,173,193
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 6%, 2039	570,000	644,186
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5.25%, 2041	570,000	599,834
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, 0%, 2033	735,000	227,196
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, AMBAC, 0%, 2054	4,070,000	346,764

		$3,934,486
Single Family Housing - Local - 0.6%
Allegheny County, PA, Residential Financing Authority, Single Family Mortgage Rev., “RR”, GNMA, 4.75%, 2025	$185,000	$188,164
Allegheny County, PA, Residential Financing Authority, Single Family Mortgage Rev., “VV”, GNMA, 4.95%, 2037	715,000	726,254

		$914,418
Single Family Housing - State - 4.7%
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., 5.1%, 2020	$1,085,000	$1,086,617
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., 4.75%, 2028	1,000,000	1,075,560
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “100-A”, 5.35%, 2033	180,000	180,119
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “105-C”, 4.875%, 2034	500,000	519,300
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “91-A”, 4.875%, 2026	370,000	375,132
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “92-A”, 4.75%, 2031	1,045,000	1,052,660
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “93-A”, 5.75%, 2037	190,000	194,108
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “94-A”, 5.1%, 2031	500,000	509,625
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “95-A”, 4.875%, 2031	1,000,000	1,004,530
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “97-A”, 4.5%, 2022	1,000,000	1,011,870

		$7,009,521
Solid Waste Revenue - 0.6%
Delaware County, PA, Industrial Development Authority, Resource Recovery Facilities Rev. (American Ref-Fuel Co.), “A”, 6.2%, 2019	$300,000	$300,168
Pennsylvania Economic Development Financing Authority, Sewer Sludge Disposal Rev. (Philadelphia Biosolids Facility), 6.25%, 2032	500,000	557,120

		$857,288
State & Agency - Other - 0.5%
New York State Dormitory Authority Rev. (State University) , “B”, FGIC, 5.25%, 2019	$675,000	$776,162

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
State & Local Agencies - 2.4%
Delaware Valley, PA, Regional Finance Authority, AMBAC, 5.5%, 2018	$715,000	$810,989
Delaware Valley, PA, Regional Finance Authority, “C”, FRN, 1.063%, 2037	730,000	476,289
Delaware Valley, PA, Regional Finance Authority, RITES, FRN, AMBAC, 9.86%, 2018 (p)	50,000	63,425
Pennsylvania Industrial Development Authority, Economic Development Authority Rev., 5.5%, 2018 (c)	60,000	75,340
Pennsylvania Industrial Development Authority, Economic Development Authority Rev., 5.5%, 2023	440,000	507,703
Philadelphia, PA, Municipal Authority Rev., 6.5%, 2034	500,000	564,970
State Public School Building Authority, PA, Jefferson County (Dubois Technical School), FGIC, 5%, 2026	1,000,000	1,034,370

		$3,533,086
Student Loan Revenue - 1.0%
Pennsylvania Higher Education, Capital Acquisition Rev., NATL, 5%, 2026	$1,500,000	$1,500,390

Tax - Other - 0.3%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 2024	$140,000	$149,636
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 2029	45,000	47,923
Virgin Islands Public Finance Authority Rev. (Diageo Project), “A”, 6.75%, 2037	125,000	143,783
Virgin Islands Public Finance Authority Rev., “A”, 5.25%, 2024	135,000	140,689

		$482,031
Tax Assessment - 0.2%
Washington County, PA, Redevelopment Authority (Victory Centre Project), “A”, 5.45%, 2035	$235,000	$238,168

Tobacco - 1.7%
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.125%, 2024	$160,000	$128,568
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5.75%, 2047	755,000	606,174
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Capital Appreciation, “A-2”, 0% to 2012, 5.30% to 2037	665,000	496,988
Illinois Railsplitter Tobacco Settlement Authority, 6%, 2028	755,000	873,293
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 2041	500,000	387,285
Virgin Islands Tobacco Settlement Financing Corp., 5%, 2021	90,000	89,867

		$2,582,175
Toll Roads - 0.7%
Pennsylvania Turnpike Commission, “A-1”, ASSD GTY, 5%, 2033	$1,000,000	$1,074,950

Transportation - Special Tax - 2.5%
Commonwealth of Virginia, Transportation Board Rev., Capital Projects, 5%, 2020	$655,000	$807,445
Pennsylvania Turnpike Commission, NATL, 5%, 2024	1,775,000	1,853,455
Pennsylvania Turnpike Commission (Motor License Fund), “B”, 5%, 2030	1,000,000	1,134,740

		$3,795,640
Universities - Colleges - 19.1%
Adams County, PA, Industrial Development Authority Rev. (Gettysburg College), “A”, 5.875%, 2021	$250,000	$259,183
Allegheny County, PA, Higher Education Building Authority Rev. (Duquesne University), 5%, 2033	1,250,000	1,313,938
Allegheny County, PA, Higher Education Building Authority Rev. (Duquesne University), “A”, SYNCORA, 5%, 2024	1,000,000	1,061,950
Allegheny County, PA, Higher Education Building Authority Rev. (Robert Morris University), “A”, 6%, 2038	250,000	268,455
Allegheny County, PA, Higher Education Building Authority Rev. (Robert Morris University), “A”, 5.75%, 2040	500,000	536,685
Crawford County, PA, Industrial Development Authority, College Rev., “A”, 6%, 2031	250,000	282,125
Cumberland County, PA, Municipal Authority College Rev. (Dickinson College), 5%, 2026	1,000,000	1,088,230
Cumberland County, PA, Municipal Authority College Rev. (Dickinson College), “HH1”, 5%, 2039	300,000	318,471
Delaware County, PA, Authority University Rev. (Neumann University), 5.25%, 2031	565,000	605,516
Delaware County, PA, Authority University Rev. (Neumann University), 6.125%, 2034	750,000	817,298
Delaware County, PA, Authority University Rev. (Villanova University), 5.25%, 2031	350,000	393,526
Erie, PA, Higher Education Building Authority Rev. (Gannon University), “A”, 5.5%, 2040	1,000,000	1,072,070
Erie, PA, Higher Education Building Authority Rev. (Mercyhurst College), 5.5%, 2038	500,000	532,010
Illinois Finance Authority Rev. (Roosevelt University Project), 6.25%, 2029	1,050,000	1,155,557

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Universities - Colleges - continued
Lancaster, PA, Higher Education Authority College Rev. (Franklin & Marshall College), 5%, 2037	$500,000	$533,775
Lycoming County, PA, College Rev. (Pennsylvania College of Technology), 5%, 2032	1,000,000	1,067,110
Massachusetts State College, Building Authority Project Rev., “A”, 5%, 2036	420,000	475,696
Montgomery County, PA, Higher Education & Health Authority Rev. (Acadia University), 5.25%, 2030	1,100,000	1,184,601
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, 6%, 2017	505,000	598,046
Northampton County, PA, General Purpose Authority Rev. (Lafayette College), 5%, 2034	250,000	271,830
Northampton County, PA, General Purpose Authority Rev. (Lehigh University), 5.5%, 2033	500,000	569,655
Pennsylvania Higher Educational Facilities Authority Rev. (Allegheny College), 4.75%, 2031	500,000	518,710
Pennsylvania Higher Educational Facilities Authority Rev. (Drexel University), 5.2%, 2032	500,000	503,045
Pennsylvania Higher Educational Facilities Authority Rev. (Drexel University), NATL, 5%, 2037	630,000	657,134
Pennsylvania Higher Educational Facilities Authority Rev. (Lasalle University), “A”, 5.25%, 2027	500,000	543,645
Pennsylvania Higher Educational Facilities Authority Rev. (Lasalle University), “A”, 5%, 2037	500,000	517,425
Pennsylvania Higher Educational Facilities Authority Rev. (Philadelphia University), 5.5%, 2020	500,000	539,030
Pennsylvania Higher Educational Facilities Authority Rev. (Saint Francis University Project), “JJ2”, 6.25%, 2041	500,000	541,425
Pennsylvania Higher Educational Facilities Authority Rev. (Saint Josephs University), “A”, 5%, 2040	1,500,000	1,612,905
Pennsylvania Higher Educational Facilities Authority Rev. (University of Pennsylvania Health System), “A”, 5%, 2024	1,945,000	2,300,682
Pennsylvania Higher Educational Facilities Authority Rev. (Widener University), 5.375%, 2029	300,000	311,121
Snyder County, PA, Higher Education Authority Rev. (Susquehanna University), 5%, 2038	1,000,000	1,049,530
Union County, PA, Higher Educational Facilities Financing Authority, University Rev. (Bucknell University), 5.25%, 2021	1,000,000	1,031,120
Union County, PA, Higher Educational Facilities Financing Authority, University Rev. (Bucknell University), “A”, 5%, 2037	1,000,000	1,129,890
Washington County, PA, Industrial Development Authority College Rev. (Washington Jefferson College), 5.25%, 2030	1,000,000	1,079,010
Wilkes-Barre, PA, Finance Authority Rev. (The University of Scranton), 5%, 2035	1,000,000	1,076,740
Wilkes-Barre, PA, Finance Authority Rev. (Wilkes University), 5%, 2037	750,000	756,143

		$28,573,282
Universities - Dormitories - 2.1%
Pennsylvania Higher Educational Facilities Authority Rev. (East Stroudsburg University), 5%, 2042	$750,000	$766,845
Pennsylvania Higher Educational Facilities Authority Rev. (Edinboro University Foundation), 6%, 2043	1,000,000	1,103,960
Pennsylvania Higher Educational Facilities Authority Rev. (Indiana University Foundation), “A”, 5%, 2041	750,000	781,125
Pennsylvania Higher Educational Facilities Authority Rev. (Shippensburg University), 6.25%, 2043	500,000	548,850

		$3,200,780
Universities - Secondary Schools - 1.4%
La Vernia, TX, Higher Education Finance Corp. Rev. (Lifeschool of Dallas), “A”, 7.5%, 2041	$345,000	$403,933
Philadelphia, PA, Authority for Industrial Development Rev. (Discovery Charter School Project), 6.25%, 2037	500,000	513,885
Philadelphia, PA, Authority for Industrial Development Rev. (Global Leadership Academy Charter School), 6.375%, 2040	500,000	519,125
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School), 6%, 2035	665,000	715,094

		$2,152,037
Utilities - Cogeneration - 0.8%
Pennsylvania Economic Development Financing Authority Rev., Resource Recovery Rev. (Colver), “G”, 5.125%, 2015	$50,000	$51,117
Pennsylvania Economic Development Financing Authority Rev., Water Facilities Rev. (Aqua Pennsylvania, Inc.), “B”, 5%, 2043	1,000,000	1,088,620

		$1,139,737
Utilities - Investor Owned - 2.4%
Clarion County, PA, Industrial Development Authority, Water Facility Rev. (Pennsylvania American Water Co.), 5.5%, 2039	$1,000,000	$1,097,300
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.625%, 2020	415,000	504,698
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.5%, 2029 (b)	110,000	128,170
Pennsylvania Economic Development Financing Authority (Allegheny Energy Supply Co. LLC), 7%, 2039	600,000	703,704
Pennsylvania Economic Development Financing Authority, Water Facility Rev. (Aqua Pennsylvania, Inc.), “A”, 5%, 2039	1,000,000	1,083,820

		$3,517,692

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Utilities - Municipal Owned - 1.6%
Guam Power Authority Rev., “A”, 5.5%, 2030	$315,000	$328,743
Philadelphia, PA, Gas Works Rev., 5.25%, 2040	1,000,000	1,050,950
Puerto Rico Electric Power Authority, Power Rev., “A”, 5%, 2042	970,000	972,260

		$2,351,953
Utilities - Other - 1.9%
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 2039	$545,000	$662,306
Nebraska Central Plains Energy Project, Gas Project Rev., “3”, 5%, 2032	625,000	636,931
Nebraska Central Plains Energy Project, Gas Project Rev., “3”, 5%, 2042	245,000	243,474
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.5%, 2038	280,000	345,408
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2019	420,000	461,962
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2022	235,000	252,599
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2021	255,000	272,580

		$2,875,260
Water & Sewer Utility Revenue - 7.2%
Allegheny County, PA, Sanitation Authority Sewer Rev., AGM, 5%, 2040	$1,000,000	$1,083,370
Bucks County, PA (Suburban Water Co.), FGIC, 5.55%, 2032	1,000,000	1,001,600
Bucks County, PA, Water & Sewer Authority, Water System Rev., 5%, 2033	1,000,000	1,129,570
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 5%, 2033	340,000	339,123
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 5.125%, 2037	180,000	178,870
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 5.75%, 2037	290,000	303,224
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	1,000,000	1,050,140
Erie, PA, Water Authority Rev., AGM, 5%, 2043	1,000,000	1,064,120
Guam Government Waterworks Authority, Water & Wastewater System Rev., 5.625%, 2040	260,000	262,912
Harrisburg, PA, Water Authority Rev., 5.25%, 2031	1,000,000	884,510
Lancaster County, PA, Water & Sewer Authority Rev., NATL, 5%, 2028	440,000	475,517
Philadelphia, PA, Water & Wastewater Rev., “A”, 5.25%, 2032	1,000,000	1,088,080
Philadelphia, PA, Water & Wastewater Rev., “A”, 5%, 2036	1,000,000	1,078,090
St. Mary’s, PA, Water Authority Rev., 5.15%, 2030	750,000	793,785

		$10,732,911
Total Municipal Bonds		$147,974,615

Money Market Funds - 0.1%
MFS Institutional Money Market Portfolio, 0.14%, at Net Asset Value (v)	164,771	$164,771
Total Investments		$148,139,386

Other Assets, Less Liabilities - 1.1%		1,673,954
Net Assets - 100.0%		$149,813,340

(b)	Mandatory tender date is earlier than stated maturity date.
(c)	Refunded bond.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(p)	Primary inverse floater.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ETM	Escrowed to Maturity
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

6

Portfolio of Investments (unaudited) – continued

Insurers		Inverse Floaters
AGM	Assured Guaranty Municipal	RITES	Residual Interest Tax-Exempt Security
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
FGIC	Financial Guaranty Insurance Co.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
SYNCORA	Syncora Guarantee Inc.

Derivative Contracts at 6/30/12

Futures Contracts Outstanding at 6/30/12

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr (Short)	USD	8	$1,183,750	September - 2012	$(4,778)
U.S. Treasury Note 10 yr (Short)	USD	5	666,875	September - 2012	(1,814)

					$(6,592)

At June 30, 2012, the fund had liquid securities with an aggregate value of $36,287 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

7

Supplemental Information

6/30/12 (unaudited)

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts. The following is a summary of the levels used as of June 30, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$147,974,615	$—	$147,974,615
Mutual Funds	164,771	—	—	164,771
Total Investments	$164,771	$147,974,615	$—	$148,139,386

Other Financial Instruments
Futures Contracts	$(6,592)	$—	$—	$(6,592)

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$138,823,178
Gross unrealized appreciation	$9,561,862
Gross unrealized depreciation	(245,654)
Net unrealized appreciation (depreciation)	$9,316,208

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

8

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	4,148,879	10,268,252	(14,252,360)	164,771

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,419	$164,771

9

QUARTERLY REPORT

June 30, 2012

MFS® SOUTH CAROLINA MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS

6/30/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Municipal Bonds - 97.0%
Airport Revenue - 1.9%
Horry County, SC, Airport Rev. (Myrtle Beach International Airport), ”A”, 5%, 2040	$2,250,000	$2,378,902
Richland Lexington, SC, Airport Rev. (Columbia Airport), AGM, 5.125%, 2025	1,500,000	1,552,904

		$3,931,806
General Obligations - General Purpose - 7.7%
Charleston County, SC, Capital Improvement, Transportation Sales Tax Rev., 5%, 2024	$3,000,000	$3,673,229
Charleston County, SC, Capital Improvement, Transportation Sales Tax Rev., 4%, 2029	2,000,000	2,188,779
Clinton, SC, Laurens County School District, ASSD GTY, 6.125%, 2033	1,000,000	1,164,919
Commonwealth of Puerto Rico, “A”, NATL, 5.5%, 2020	655,000	729,669
Commonwealth of Puerto Rico, “A”, 5.375%, 2033	345,000	356,667
Commonwealth of Puerto Rico, “A”, 6%, 2038	560,000	605,801
Commonwealth of Puerto Rico, Public Improvement, “A”, 5.5%, 2039	2,620,000	2,692,940
Hilton Head Island, SC, Rev., NATL, 5.125%, 2022	1,000,000	1,018,579
Puerto Rico Public Buildings Authority Rev., Guaranteed (Government Facilities), “I”, 5.25%, 2033	630,000	638,050
Puerto Rico Public Buildings Authority Rev., Guaranteed, “Q”, 5.625%, 2039	1,235,000	1,303,134
Puerto Rico Public Buildings Authority Rev., Guaranteed, “S”, 6%, 2041	755,000	819,938
State of California, 5.25%, 2029	890,000	1,008,237

		$16,199,942
General Obligations - Improvement - 4.9%
Guam Government, “A”, 5.25%, 2037	$280,000	$278,813
Guam Government, “A”, 7%, 2039	50,000	55,507
South Carolina, State Highway, “A”, 5%, 2017	3,000,000	3,595,320
South Carolina, State Highway, “A”, 5%, 2018	5,150,000	6,295,309

		$10,224,949
General Obligations - Schools - 5.3%
Orangeburg County, SC, Consolidated School District, 4%, 2019	$1,315,000	$1,502,282
Orangeburg County, SC, Consolidated School District, AGM, 5.375%, 2022	2,050,000	2,119,188
Richland County, SC, School District No.1, “A”, 5%, 2025	2,000,000	2,426,900
Richland County, SC, School District No.1, “A”, 5%, 2029	3,000,000	3,532,320
York County, SC, School District, 5%, 2030	1,570,000	1,629,833

		$11,210,523
Healthcare Revenue - Hospitals - 16.9%
DeKalb County, GA, Hospital Authority Rev. (DeKalb Medical Center, Inc.), 6.125%, 2040	$400,000	$442,496
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 2036	925,000	1,031,005
Florence County, SC, Hospital Rev. (McLeod Regional Medical Center), “A”, AGM, 5.25%, 2034	1,050,000	1,083,002
Florence County, SC, Hospital Rev. (McLeod Regional Medical Center), “A”, 5%, 2037	3,000,000	3,208,230
Greenville, SC, Hospital Systems, Hospital Facilities Rev., 6%, 2020	3,400,000	4,098,054
Greenwood County, SC, Hospital Rev. (Self Regional Healthcare), 5.375%, 2039	1,000,000	1,073,910
Greenwood County, SC, Hospital Rev. (Self Regional Healthcare), “B”, 5%, 2031	2,000,000	2,161,560
Illinois Finance Authority Rev. (Edward Hospital), “A”, AMBAC, 5.5%, 2040	1,055,000	1,112,297
Illinois Finance Authority Rev. (Provena Health), “A”, 6%, 2028	550,000	624,014
Illinois Finance Authority Rev. (Resurrection Health), 6.125%, 2025	155,000	177,483
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 2044	480,000	548,227
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.25%, 2031	155,000	177,461
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.375%, 2041	605,000	693,403
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 5.75%, 2025	465,000	531,518
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 2040	605,000	696,228
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.5%, 2045	865,000	1,000,139
Lexington County, SC, Health Services District, Inc., Hospital Rev., 5.5%, 2014 (c)	250,000	273,413

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Lexington County, SC, Health Services District, Inc., Hospital Rev., 5.5%, 2014 (c)	$250,000	$273,413
Lexington County, SC, Health Services District, Inc., Hospital Rev., 5%, 2032	1,500,000	1,604,565
Lexington County, SC, Health Services District, Inc., Hospital Rev., Refunding & Improvement, 5.5%, 2013 (c)	1,000,000	1,069,250
Lexington County, SC, Health Services District, Inc., Hospital Rev., Refunding & Improvement, 5%, 2026	500,000	562,580
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	465,000	482,103
Martin County, FL, Health Facilities Authority Rev. (Martin Memorial Medical Center), 5.5%, 2042	315,000	333,645
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 2027	400,000	449,556
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6.125%, 2039	445,000	478,967
Richmond, IN, Hospital Authority Rev. (Reid Hospital), “A”, 6.5%, 2029	585,000	663,215
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), 8.25%, 2039	915,000	1,169,489
South Carolina Jobs & Economic Development Authority (Bon Secours - St. Francis Medical Center, Inc.), 5.625%, 2012 (c)	260,000	265,070
South Carolina Jobs & Economic Development Authority (Bon Secours - St. Francis Medical Center, Inc.), 5.625%, 2030	990,000	1,006,444
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev. (Anmed Health), “B”, ASSD GTY, 5.5%, 2038	1,500,000	1,615,395
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev. (Palmetto Health Alliance), 6.25%, 2031	750,000	782,078
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev. (Tuomey Health), CIFG, 5%, 2030	375,000	385,470
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Palmetto Health), 5.75%, 2039	275,000	305,993
Spartanburg County, SC, Health Services District, Inc., Hospital Rev., AGM, 5.25%, 2032	825,000	826,625
Spartanburg County, SC, Regional Health Services District, “A”, 5%, 2037	2,000,000	2,104,140
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 6.75%, 2029	105,000	123,573
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 7%, 2039	255,000	293,031
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2039	945,000	1,107,559
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 2031	640,000	663,878

		$35,498,479
Healthcare Revenue - Long Term Care - 0.5%
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), “A”, 6%, 2047	$356,475	$254,145
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), Capital Appreciation, “B”, 0%, 2047	152,775	5,185
South Carolina Jobs & Economic Development Authority, Health & Facilities Rev., First Mortgage (Wesley Commons), 5.125%, 2026	400,000	387,204
South Carolina Jobs & Economic Development Authority, Residential Care Facilities Rev. (Episcopal Home), “A”, 6.375%, 2032	400,000	404,668

		$1,051,202
Human Services - 0.3%
Greenville County, SC, Hospital Rev. (Chestnut Hill), “A”, 8%, 2015	$640,000	$644,832

Industrial Revenue - Chemicals - 0.5%
York County, SC, Industrial Rev. (Hoechst Celanese), 5.7%, 2024	$1,000,000	$969,700

Industrial Revenue - Other - 0.6%
Calhoun County, SC, Solid Waste Disposal Facilities Rev. (Carolina Eastman Co.), ETM, 6.75%, 2017 (c)	$1,000,000	$1,259,260

Industrial Revenue - Paper - 0.5%
Richland County, SC, Environmental Improvement Rev. (International Paper), “A”, 6.1%, 2023	$1,000,000	$1,034,240

Miscellaneous Revenue - Other - 1.5%
Citizens Property Insurance Corp., FL, “A-1”, 5%, 2019	$80,000	$90,390
Citizens Property Insurance Corp., FL, “A-1”, 5%, 2020	810,000	912,311
Miami-Dade County, FL, Special Obligation, Capital Appreciation, “C”, NATL, 0%, 2028	775,000	315,534
South Carolina Jobs & Economic Development Authority Rev. (Myrtle Beach Convention), “B”, NATL, 5.125%, 2018	570,000	570,644
South Carolina Jobs & Economic Development Authority Rev. (Myrtle Beach Convention), “B”, NATL, 5.125%, 2019	595,000	595,577
South Carolina Jobs & Economic Development Authority Rev. (Myrtle Beach Convention), “B”, NATL, 5.125%, 2020	630,000	630,536
Summit County, OH, Port Authority Building Rev. (Flats East Development Recovery Zone Facility Bonds), 6.875%, 2040	45,000	48,196

		$3,163,188

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Multi-Family Housing Revenue - 1.1%
North Charleston, SC, Housing Authority Rev. (Horizon Village), “A”, GNMA, 5%, 2038	$1,000,000	$1,022,810
North Charleston, SC, Housing Authority Rev. (Horizon Village), “A”, GNMA, 5.1%, 2041	1,210,000	1,230,727

		$2,253,537
Port Revenue - 0.1%
South Carolina Ports Authority, Ports Rev., 5.25%, 2040	$250,000	$273,333

Sales & Excise Tax Revenue - 3.8%
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 2041	$725,000	$813,668
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 2032	1,235,000	1,574,884
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 5.25%, 2057	735,000	773,330
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 6%, 2039	745,000	841,962
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5%, 2040	820,000	869,036
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5.25%, 2040	845,000	914,645
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5.25%, 2041	1,500,000	1,578,510
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, 0%, 2034	1,840,000	531,042

		$7,897,077
Single Family Housing - State - 2.8%
South Carolina Housing, Finance & Development Authority Mortgage Rev., “A-2”, AGM, 5.5%, 2034	$20,000	$20,614
South Carolina Housing, Finance & Development Authority Mortgage Rev., “A-2”, AGM, 5.2%, 2035	695,000	700,338
South Carolina Housing, Finance & Development Authority Rev., 5.55%, 2038	925,000	952,149
South Carolina Housing, Finance & Development Authority Rev., “A-2”, AGM, 6%, 2020	240,000	241,536
South Carolina Housing, Finance & Development Authority Rev., “A-2”, AGM, 5.35%, 2024	1,345,000	1,358,262
South Carolina Housing, Finance & Development Authority Rev., “A-2”, AMBAC, 5.15%, 2037	955,000	1,000,420
South Carolina Housing, Finance & Development Authority Rev., “C-2”, AGM, 4.6%, 2032	1,500,000	1,515,225

		$5,788,544
Solid Waste Revenue - 0.5%
Three Rivers, SC, Solid Waste Authority Rev., 5%, 2028	$1,000,000	$1,068,220

State & Local Agencies - 4.3%
Charleston, SC, Educational Excellence Finance Corp. Rev. (Charleston County School District Project), 5%, 2031	$3,720,000	$4,069,829
Greenville County, SC, School District Installment Purchase Rev., 5%, 2027 (f)	500,000	558,915
Greenville County, SC, School District Installment Purchase Rev., AGM, 5%, 2028	680,000	760,124
Los Angeles, CA, Municipal Improvement Corp. Lease Rev. (Real Property), “E”, 6%, 2039	290,000	327,111
North Charleston, SC, Public Facilities Corp., Installment Purchase Rev., 5%, 2035	2,000,000	2,208,680
Virginia Public School Authority, Special Obligation Montgomery County, 5%, 2030	910,000	1,051,969

		$8,976,628
Tax - Other - 2.0%
Greenville County, SC, Hospitality Tax Rev., AGM, 5%, 2022	$1,025,000	$1,200,419
Greenville County, SC, Tourism Public Facilities Corp., Hospitality Tax, 4.75%, 2029	750,000	797,858
Greenville County, SC, Tourism Public Facilities Corp., Hospitality Tax, 4.75%, 2030	500,000	532,255
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 2024	180,000	192,389
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 2029	60,000	63,898
Hudson Yards, NY, Infrastructure Corp. Rev., “A”, 5%, 2047	665,000	693,575
New Jersey Economic Development Authority Rev., 5%, 2025	215,000	234,892
New Jersey Economic Development Authority Rev., 5%, 2026	110,000	119,514
New Jersey Economic Development Authority Rev., 5%, 2028	45,000	48,165
New Jersey Economic Development Authority Rev., 5%, 2029	45,000	48,470
Virgin Islands Public Finance Authority Rev. (Diageo Project), “A”, 6.75%, 2037	160,000	184,042
Virgin Islands Public Finance Authority Rev., “A”, 5.25%, 2024	180,000	187,585

		$4,303,062

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Tax Assessment - 0.2%
Lancaster County, SC, Assessment Rev. (Sun City Carolina Lakes), 5.45%, 2037	$435,000	$397,647

Tobacco - 2.0%
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.125%, 2024	$225,000	$180,799
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5.75%, 2047	930,000	746,678
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Capital Appreciation, “A-2”, 0% to 2012, 5.30% to 2037	840,000	627,774
Illinois Railsplitter Tobacco Settlement Authority, 5.5%, 2023	910,000	1,045,936
Illinois Railsplitter Tobacco Settlement Authority, 6%, 2028	850,000	983,178
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 2041	845,000	654,512

		$4,238,877
Toll Roads - 0.5%
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.25%, 2032	$200,000	$208,202
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 2037	335,000	368,276
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 2042	535,000	563,136

		$1,139,614
Transportation - Special Tax - 2.9%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “AA-1”, AGM, 4.95%, 2026	$735,000	$787,016
South Carolina Transportation Infrastructure Rev., “A”, AMBAC, 5%, 2027	2,000,000	2,090,100
South Carolina Transportation Infrastructure Rev., “A”, 5%, 2033	1,500,000	1,517,295
South Carolina Transportation Infrastructure Rev., “A”, AMBAC, 5%, 2033	1,645,000	1,754,343

		$6,148,754
Universities - Colleges - 7.7%
California Educational Facilities Authority Rev. (Pitzer College), “A”, 5%, 2030	$900,000	$921,195
College of Charleston, SC, Academic & Administrative Facilities Rev., “B”, SYNCORA, 5%, 2024	800,000	829,360
Educational Facilities Authority Private Non-Profit Institutions of Higher Learning (Wofford College), “A”, 5%, 2036	1,000,000	1,048,000
Illinois Finance Authority Rev. (Roosevelt University Project), 6.5%, 2039	1,055,000	1,160,099
Illinois Finance Authority Rev. (University of Chicago), “A”, 5%, 2051	555,000	602,397
Pinellas County, FL, Educational Facilities Authority Rev. (Barry University), 6%, 2041	200,000	227,482
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 2042	125,000	125,036
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 2032	75,000	74,948
South Carolina Educational Facilities Authority (Wofford College), 5.25%, 2032	1,000,000	1,056,060
University of South Carolina, Athletic Facilities Rev., “A”, 5%, 2035	1,000,000	1,108,320
University of South Carolina, Athletic Facilities Rev., “A”, 5.5%, 2038	1,000,000	1,128,040
University of South Carolina, Athletic Facilities Rev., “A”, 5%, 2040	2,000,000	2,197,900
University of South Carolina, Higher Education Rev., “A”, 5%, 2035	2,555,000	2,841,850
University of South Carolina, Higher Education Rev., “A”, 5%, 2039	1,000,000	1,084,370
University of South Carolina, University Rev., “A”, AMBAC, 5%, 2034	1,815,000	1,886,221

		$16,291,278
Universities - Secondary Schools - 0.2%
North Texas Education Finance Corp., Education Rev. (Uplift Education), “A”, 4.875%, 2032	$90,000	$92,525
North Texas Education Finance Corp., Education Rev. (Uplift Education), “A”, 5.125%, 2042	220,000	227,856

		$320,381
Utilities - Investor Owned - 0.5%
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.625%, 2020	$800,000	$972,912
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.5%, 2029 (b)	150,000	174,777

		$1,147,689

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Utilities - Municipal Owned - 9.5%
Easley, SC, Utility Rev., AGM, 5%, 2012 (c)	$1,000,000	$1,019,160
Easley, SC, Utility Rev., AGM, 5.25%, 2031	2,500,000	2,774,750
Easley, SC, Utility Rev., ASSD GTY, 5%, 2034	2,325,000	2,605,442
Greenwood, SC, Combined Public Utility, Refunding & Improvement Systems, NATL, 5%, 2021	175,000	182,611
Piedmont, SC, Municipal Power Agency, FGIC, 6.25%, 2021	2,700,000	3,453,462
Piedmont, SC, Municipal Power Agency, “C”, AGM, 5%, 2030	1,000,000	1,117,280
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 2027	530,000	553,023
South Carolina Public Service Authority Rev. (Santee Cooper), “B”, 5%, 2033	1,000,000	1,118,530
South Carolina Public Service Authority Rev. (Santee Cooper), “E”, 5%, 2040	2,000,000	2,235,220
South Carolina Public Service Authority Rev., “A”, 5.5%, 2038	2,500,000	2,862,850
South Carolina Public Service Authority, “A”, AMBAC, 5%, 2034	2,000,000	2,085,780

		$20,008,108
Utilities - Other - 1.2%
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 2039	$685,000	$832,439
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.25%, 2028	130,000	152,979
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2021	270,000	294,997
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2022	290,000	311,718
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2026	570,000	610,037
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2021	330,000	352,750

		$2,554,920
Water & Sewer Utility Revenue - 17.1%
Charleston, SC, Waterworks & Sewer Rev., 5%, 2033	$3,000,000	$3,500,370
Charleston, SC, Waterworks & Sewer Rev., Capital Improvement, 5%, 2035	1,000,000	1,141,660
Charleston, SC, Waterworks & Sewer Rev., Capital Improvement, “B”, 5%, 2013 (c)	1,000,000	1,023,590
Columbia, SC, Waterworks & Sewer Systems Rev., AGM, 5%, 2029	1,020,000	1,137,718
Columbia, SC, Waterworks & Sewer Systems Rev., 5%, 2030	1,000,000	1,186,360
Columbia, SC, Waterworks & Sewer Systems Rev., “A”, 5%, 2025	580,000	697,195
Columbia, SC, Waterworks & Sewer Systems Rev., “A”, 5%, 2036	3,000,000	3,411,630
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 5%, 2033	475,000	473,775
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	2,000,000	2,100,280
Dorchester County, SC, Waterworks & Sewer Systems Rev., ASSD GTY, 5%, 2029	1,000,000	1,093,800
Grand Strand, SC, Waterworks & Sewer Systems Rev., “A”, 5%, 2041	3,000,000	3,385,740
Greenville, SC, Renewable Water Resource Sewer Systems Rev., “A”, 5%, 2024	1,000,000	1,160,150
Greenwood, SC, Sewer Systems Rev., AGM, 5%, 2030	1,000,000	1,106,980
Guam Government Waterworks Authority, Water & Wastewater System Rev., 5.625%, 2040	315,000	318,528
Laurens County, SC, Water & Sewer Commission, Waterworks District (Rabon Creek), “A”, 5%, 2032	1,405,000	1,490,410
Lexington, SC, Waterworks & Sewer Systems Rev., ASSD GTY, 5%, 2039	2,000,000	2,270,620
Myrtle Beach, SC, Water & Sewer Authority Rev., AGM, 4.5%, 2028	1,770,000	1,893,776
Rock Hill, SC, Utility Systems Rev., Refunding & Improvement, “A”, AGM, 5.375%, 2023	500,000	512,585
Spartanburg, SC, Water & Sewer Authority Rev., “B”, NATL, 5.25%, 2030	1,250,000	1,315,588
Spartanburg, SC, Waterworks Rev., ASSD GTY, 5%, 2039	2,000,000	2,209,660
Spartanburg, SC, Waterworks Rev., “A”, AGM, 5%, 2017	2,040,000	2,427,518
Sumter, SC, Waterworks & Sewer Systems Rev., SYNCORA, 5%, 2025	540,000	589,280
York County, SC, Water & Sewer Rev., Refunding & Capital Improvement, 5%, 2027	1,490,000	1,508,700

		$35,955,913
Total Municipal Bonds		$203,951,703

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Money Market Funds - 1.6%
MFS Institutional Money Market Portfolio, 0.14%, at Net Asset Value (v)	3,364,293	$3,364,293
Total Investments		$207,315,996

Other Assets, Less Liabilities - 1.4%		2,860,337
Net Assets - 100.0%		$210,176,333

(b)	Mandatory tender date is earlier than stated maturity date.
(c)	Refunded bond.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ETM	Escrowed to Maturity

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
CIFG	CDC IXIS Financial Guaranty
FGIC	Financial Guaranty Insurance Co.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
SYNCORA	Syncora Guarantee Inc.

Derivative Contracts at 6/30/12

Futures Contracts Outstanding at 6/30/12

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	17	$2,267,375	September - 2012	$(6,169)

At June 30, 2012, the fund had liquid securities with an aggregate value of $24,592 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

6

Supplemental Information

6/30/12 (unaudited)

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts. The following is a summary of the levels used as of June 30, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$203,951,703	$—	$203,951,703
Mutual Funds	3,364,293	—	—	3,364,293
Total Investments	$3,364,293	$203,951,703	$—	$207,315,996

Other Financial Instruments
Futures Contracts	$(6,169)	$—	$—	$(6,169)

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$193,610,434
Gross unrealized appreciation	$13,820,766
Gross unrealized depreciation	(115,204)
Net unrealized appreciation (depreciation)	$13,705,562

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

7

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	$9,094,418	$12,812,298	$(18,542,423)	$3,364,293

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,265	$3,364,293

8

QUARTERLY REPORT

June 30, 2012

MFS® TENNESSEE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS

6/30/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Municipal Bonds - 96.9%
Airport Revenue - 1.8%
Memphis-Shelby County, TN, Airport Authority Facilities Rev., “A”, ASSD GTY, 5%, 2039	$1,000,000	$1,086,320
Memphis-Shelby County, TN, Airport Authority Facilities Rev., “D”, 5%, 2025	1,000,000	1,141,320

		$2,227,640
General Obligations - General Purpose - 15.2%
Chattanooga, TN, “B”, 4%, 2026	$1,270,000	$1,407,452
Commonwealth of Puerto Rico, “A”, 5.375%, 2033	270,000	279,131
Commonwealth of Puerto Rico, “A”, 6%, 2038	455,000	492,214
Johnson City, TN, 5%, 2031	1,000,000	1,123,220
Metropolitan Government of Nashville & Davidson County, TN, General Obilgation, 5%, 2021	2,000,000	2,447,580
Metropolitan Government of Nashville & Davidson County, TN, General Obilgation, 5%, 2028	2,000,000	2,239,700
Pigeon Forge, TN, Industrial Development Board, Public Facilities, 5%, 2034	1,000,000	1,117,950
Puerto Rico Public Buildings Authority Rev., Guaranteed (Government Facilities), “I”, 5.25%, 2033	480,000	486,134
Puerto Rico Public Buildings Authority Rev., Guaranteed, “L”, 5.5%, 2021	1,000,000	1,098,060
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2023	480,000	558,082
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2031	525,000	632,415
Shelby County, TN, “A”, 5%, 2028	2,000,000	2,379,260
State of California, 5.25%, 2029	535,000	606,075
State of California, 5.125%, 2033	525,000	558,306
State of Tennessee, “A”, 5%, 2029	1,500,000	1,802,115
Sumner County, TN, 5%, 2021	1,300,000	1,626,300

		$18,853,994
General Obligations - Improvement - 2.1%
Guam Government, “A”, 5.25%, 2037	$215,000	$214,088
Williamson County, TN, “A”, 4%, 2022	1,030,000	1,221,941
Williamson County, TN, School District, “A”, 4%, 2019	1,015,000	1,186,352

		$2,622,381
General Obligations - Schools - 0.8%
Williamson County, TN, School District, 5%, 2026	$740,000	$969,089

Healthcare Revenue - Hospitals - 21.0%
Brazoria County, TX, Health Facilities Development Corp., Hospital Rev. (Brazosport Regional Health System), 5.25%, 2032	$280,000	$271,902
Chattanooga, TN, Health Educational & Housing Facility Board Rev. (Catholic Health Initiatives), “D”, 6.25%, 2033	1,000,000	1,204,440
DeKalb County, GA, Hospital Authority Rev. (DeKalb Medical Center, Inc.), 6.125%, 2040	295,000	326,341
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 2036	680,000	757,928
Illinois Finance Authority Rev. (Resurrection Health), 6.125%, 2025	125,000	143,131
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 2044	405,000	462,567
Jackson, TN, Hospital Rev. (Jackson-Madison Project), 5.625%, 2038	1,000,000	1,098,650
Johnson City, TN, Health & Education Financing Authority Rev. (Johnson City Medical Center Hospital), ETM, NATL, 5%, 2018 (c)	225,000	225,484
Johnson City, TN, Health & Educational Facilities Board Hospital Rev. (Mountain States Health Alliance), “A”, 5.5%, 2031	400,000	423,428
Johnson City, TN, Health & Educational Facilities Board Hospital Rev. (Mountain States Health Alliance), “A”, 5.5%, 2036	600,000	628,368
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 2040	790,000	909,124
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.5%, 2045	265,000	306,401
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (Covenant Health), Capital Appreciation, “A”, 0%, 2036	2,000,000	617,000
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (Covenant Health), Capital Appreciation, “A”, AGM, 0%, 2041	900,000	230,679
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (Fort Sanders), NATL, 5.75%, 2014	3,250,000	3,498,235
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (University Health Systems, Inc.), 5.25%, 2036	1,000,000	1,045,070
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev., “A”, AGM, 5%, 2013 (c)	545,000	557,584

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev., “A”, AGM, 5%, 2022	$455,000	$457,725
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	675,000	699,826
Martin County, FL, Health Facilities Authority Rev. (Martin Memorial Medical Center), 5.5%, 2042	190,000	201,246
Miami-Dade County, FL, Health Facilities Authority Hospital Rev. (Variety Children’s Hospital), “A”, 6%, 2030	85,000	99,503
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 2027	510,000	573,184
Rutherford County, TN, Health & Educational Facilities Board Rev. (Ascencion Health Credit Group), “C”, 5%, 2047	1,000,000	1,084,710
Rutherford County, TN, Health & Educational Facilities Board Rev. (Ascension Health Senior Group), “C”, 5%, 2040	1,500,000	1,643,820
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Methodist Healthcare), 6.5%, 2012 (c)	625,000	631,200
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Methodist Healthcare), “B”, AGM, 5.25%, 2027	1,500,000	1,633,560
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Methodist Healthcare), ETM, 6.5%, 2021 (c)	375,000	378,720
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Methodist Le Bonheur Healthcare), 5%, 2042	1,000,000	1,062,960
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (St. Jude Children’s Research Hospital), 5%, 2031	500,000	536,165
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (St. Jude Children’s Research Hospital), 5%, 2036	1,250,000	1,341,375
St. Petersburg, FL, Health Facilities Authority Rev., 6.5%, 2039	170,000	203,079
Sullivan County, TN, Health, Educational & Housing Facilities Board Hospital Rev. (Wellmont Health Systems Project), “C”, 5.25%, 2036	635,000	657,943
Sumner County, TN, Health, Educational & Housing Facilities Board Rev. (Sumner Regional Health Systems, Inc.), “A”, 5.5%, 2046 (a)(d)	1,000,000	12,500
Wisconsin Health & Educational Facilities Authority Rev. (Mercy Alliance), 5%, 2039	580,000	605,305
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2039	785,000	920,036
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 2031	535,000	554,961

		$26,004,150
Healthcare Revenue - Long Term Care - 0.6%
Blount County, TN, Health & Educational Facilities Board Rev. (Asbury, Inc.), “A”, 5.125%, 2023	$500,000	$506,990
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Germantown Village), “A”, 7.25%, 2034	250,000	251,295

		$758,285
Industrial Revenue - Other - 0.5%
Liberty, NY, Development Corp. Rev. (Goldman Sachs Headquarters), 5.25%, 2035	$510,000	$571,858

Miscellaneous Revenue - Entertainment & Tourism - 2.3%
Memphis-Shelby County, TN, Sports Authority, Inc. Rev., “B”, 5.375%, 2029	$2,500,000	$2,790,075

Miscellaneous Revenue - Other - 2.3%
ABAG Finance Authority for Non-Profit Corps., CA, Rev. (Jackson Lab), 5.75%, 2037	$1,000,000	$1,075,420
Hardeman County, TN, Correctional Facilities Rev., 7.75%, 2017	610,000	610,457
Metropolitan Nashville Airport Authority, Special Facilities Rev. (Aero Nashville LLC Project), 5.2%, 2026	960,000	980,755
Miami-Dade County, FL, Special Obligation, Capital Appreciation, “C”, NATL, 0%, 2028	570,000	232,070

		$2,898,702
Multi-Family Housing Revenue - 1.2%
Knoxville, TN, Community Development Corp., 5%, 2024	$1,000,000	$1,052,790
Metropolitan Government of Nashville & Davidson County, TN, Health, Educational & Housing Facilities Board Rev. (Herman Street), FHA, 7.25%, 2032	485,000	472,860

		$1,525,650
Sales & Excise Tax Revenue - 2.7%
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6.5%, 2030	$480,000	$560,266
Guam Government Business Privilege Tax Rev., “A”, 5.25%, 2036	300,000	330,861
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 5.25%, 2057 (f)	525,000	552,379
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.375%, 2039	1,220,000	1,300,715
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, 0%, 2056	7,755,000	582,788

		$3,327,009

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Single Family Housing - State - 5.9%
Tennessee Housing Development Agency Rev., Homeownership Program, 5%, 2026	$1,425,000	$1,452,830
Tennessee Housing Development Agency Rev., Homeownership Program, 5.05%, 2027	535,000	535,177
Tennessee Housing Development Agency Rev., Homeownership Program, 5%, 2029	930,000	976,565
Tennessee Housing Development Agency Rev., Homeownership Program, 5.25%, 2034	200,000	201,900
Tennessee Housing Development Agency Rev., Homeownership Program, 5.45%, 2038	1,480,000	1,560,231
Tennessee Housing Development Agency Rev., Homeownership Program, “1-A”, 5.7%, 2039	195,000	205,783
Tennessee Housing Development Agency Rev., Homeownership Program, “2”, 4.55%, 2024	1,475,000	1,536,699
Tennessee Housing Development Agency Rev., Mortgage Finance, 5.2%, 2023	760,000	771,856

		$7,241,041
State & Agency - Other - 0.9%
Hardeman County, TN, Industrial Development Board Rev., “B”, ASSD GTY, 5%, 2040	$1,000,000	$1,068,360

State & Local Agencies - 8.3%
Chattanooga, TN, Industrial Development Board, Lease Rental Rev. (Southside Redevelopment Corp.), 5%, 2020	$700,000	$828,975
Chattanooga, TN, Industrial Development Board, Lease Rental Rev. (Southside Redevelopment Corp.), 5%, 2024	1,000,000	1,156,050
Memphis-Shelby County, TN (Memphis Sports Arena), AMBAC, 5.125%, 2012 (c)	2,000,000	2,031,900
Memphis-Shelby County, TN (Memphis Sports Arena), AMBAC, 5.35%, 2012 (c)	1,665,000	1,692,772
Tennessee School Bond Authority, “B”, 5.125%, 2033	2,000,000	2,252,720
Tennessee School Bond Authority, “C”, AGM, 5%, 2032	2,000,000	2,276,440

		$10,238,857
Tax - Other - 1.3%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 2024	$150,000	$160,325
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 2029	50,000	53,248
Hudson Yards, NY, Infrastructure Corp. Rev., “A”, 5%, 2047	425,000	443,262
New Jersey Economic Development Authority Rev., 5%, 2025	125,000	136,565
New Jersey Economic Development Authority Rev., 5%, 2026	65,000	70,622
New Jersey Economic Development Authority Rev., 5%, 2028	25,000	26,758
New Jersey Economic Development Authority Rev., 5%, 2029	25,000	26,928
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 5%, 2029	625,000	667,106

		$1,584,814
Tobacco - 1.4%
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.125%, 2024	$185,000	$148,657
Illinois Railsplitter Tobacco Settlement Authority, 6%, 2028	200,000	231,336
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 2041	410,000	317,574
Tobacco Securitization Authority, Minnesota Tobacco Settlement Rev., “B”, 5.25%, 2031	375,000	416,985
Tobacco Settlement Financing Corp., 5%, 2031	750,000	667,485

		$1,782,037
Toll Roads - 0.6%
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.25%, 2032	$120,000	$124,921
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 2037	200,000	219,866
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 2042	320,000	336,829

		$681,616
Transportation - Special Tax - 0.6%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.5%, 2028	$600,000	$708,684

Universities - Colleges - 5.5%
Claiborne County, TN, Industrial Development Board Rev. (Lincoln Memorial University Project), 6.625%, 2039	$500,000	$558,760
Claiborne County, TN, Industrial Development Board Rev. (Lincoln Memorial University Project), 6.125%, 2040	250,000	274,800
Florida Higher Educational Facilities, Financial Authority Rev. (University of Tampa Project), “A”, 5%, 2032	15,000	16,212
Florida Higher Educational Facilities, Financial Authority Rev. (University of Tampa Project), “A”, 5.25%, 2042	140,000	152,694

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Universities - Colleges - continued
Illinois Finance Authority Rev. (Roosevelt University Project), 6.5%, 2039	$835,000	$918,183
Illinois Finance Authority Rev. (University of Chicago), “A”, 5%, 2051	335,000	363,609
Massachusetts State College, Building Authority Project Rev., “A”, 5%, 2036	370,000	419,066
Nashville & Davidson County, TN, Metropolitan Government Health & Educational Facilities Board, 5%, 2034	2,500,000	2,800,600
Nashville & Davidson County, TN, Metropolitan Government Health & Educational Facilities Board (Belmont University), 5%, 2029	515,000	553,476
Nashville & Davidson County, TN, Metropolitan Government Health & Educational Facilities Board (Belmont University), 5%, 2030	600,000	642,414
Pinellas County, FL, Educational Facilities Authority Rev. (Barry University), 6%, 2041	120,000	136,489

		$6,836,303
Universities - Dormitories - 1.0%
Oregon Facilities Authority, Student Housing Rev. (Southern Oregon University), ASSD GTY, 4.7%, 2033	$35,000	$36,271
Oregon Facilities Authority, Student Housing Rev. (Southern Oregon University), ASSD GTY, 5%, 2044	40,000	41,989
Shelby County, TN, Health Educational & Housing Facilities Board Rev. (Rhodes College), 5.5%, 2040	1,000,000	1,159,340

		$1,237,600
Universities - Secondary Schools - 0.2%
North Texas Education Finance Corp., Education Rev. (Uplift Education), “A”, 4.875%, 2032	$55,000	$56,543
North Texas Education Finance Corp., Education Rev. (Uplift Education), “A”, 5.125%, 2042	130,000	134,642

		$191,185
Utilities - Municipal Owned - 8.5%
Chattanooga, TN, Electric Rev., “A”, 5%, 2033	$3,000,000	$3,366,240
Citizens Gas Utility District, TN, Gas Rev., 5%, 2035	1,000,000	1,068,370
Clarksville, TN, Electric System Rev., “A”, 5%, 2034	1,250,000	1,403,663
Guam Power Authority Rev., “A”, 5.5%, 2030	300,000	313,089
Johnson City, TN, Electric Rev., AGM, 5%, 2029	1,000,000	1,128,280
Long Island, NY, Power Authority, Electric Systems Rev., “A”, 6%, 2033	195,000	231,368
Metropolitan Government of Nashville & Davidson County, TN, Electrical Rev., “A”, AMBAC, 5%, 2029	1,000,000	1,060,180
Metropolitan Government of Nashville & Davidson County, TN, Electrical Rev., “A”, 5%, 2036	1,000,000	1,144,530
Puerto Rico Electric Power Authority, Power Rev., “A”, 5%, 2042	855,000	856,992

		$10,572,712
Utilities - Other - 1.4%
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2021	$225,000	$245,830
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2022	115,000	123,612
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2023	85,000	91,544
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2026	1,200,000	1,284,288

		$1,745,274
Water & Sewer Utility Revenue - 10.8%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	$1,000,000	$1,050,140
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 2041	460,000	508,889
Harpeth Valley, TN, Utilities District, Davidson & Williamson Counties Rev., FGIC, 5.25%, 2037	1,000,000	1,084,300
Harpeth Valley, TN, Utilities District, Davidson & Williamson Counties Rev., “A”, 5%, 2040	1,000,000	1,123,590
Hendersonville, TN, Utility District Waterworks & Sewer Rev., AGM, 5%, 2031	1,000,000	1,097,600
Knoxville, TN, Waste Water System Rev., “A”, NATL, 5%, 2037	2,620,000	2,824,019
Metropolitan Government of Nashville & Davidson County, TN, Water & Sewer Rev., “A”, AGM, 5.25%, 2022	1,365,000	1,730,479
Rutherford County, TN, Water Rev., NATL, 5%, 2027	770,000	818,133
San Francisco, CA, City & County Public Utilities Commission Water Rev., “A”, 5.25%, 2031	695,000	788,283
South Blount County, TN, Utility District Waterworks Rev., AGM, 5%, 2033	2,140,000	2,395,131

		$13,420,564
Total Municipal Bonds		$119,857,880

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Money Market Funds - 0.8%
MFS Institutional Money Market Portfolio, 0.14%, at Net Asset Value (v)	1,036,518	$1,036,518
Total Investments		$120,894,398

Other Assets, Less Liabilities - 2.3%		2,814,330
Net Assets - 100.0%		$123,708,728

(a)	Non-income producing security.
(c)	Refunded bond.
(d)	In default. Interest and/or scheduled principal payment(s) have been missed.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ETM	Escrowed to Maturity

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
NATL	National Public Finance Guarantee Corp.

Derivative Contracts at 6/30/12

Futures Contracts Outstanding at 6/30/12

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10yr (Short)	USD	14	$1,867,250	September - 2012	$(5,080)

At June 30, 2012, the fund had liquid securities with an aggregate value of $19,991 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

5

Supplemental Information

6/30/12 (unaudited)

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts. The following is a summary of the levels used as of June 30, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$119,857,880	$—	$119,857,880
Mutual Funds	1,036,518	—	—	1,036,518
Total Investments	$1,036,518	$119,857,880	$—	$120,894,398

Other Financial Instruments
Futures Contracts	$(5,080)	$—	$—	$(5,080)

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$112,508,821
Gross unrealized appreciation	$8,731,467
Gross unrealized depreciation	(345,890)
Net unrealized appreciation (depreciation)	$8,385,577

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

6

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	2,440,114	11,469,370	(12,872,966)	1,036,518

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$705	$1,036,518

7

QUARTERLY REPORT

June 30, 2012

MFS® VIRGINIA MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS

6/30/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Municipal Bonds - 98.9%
Airport Revenue - 4.0%
Chicago, IL, O’Hare International Airport Rev., Third Lien, “A”, 5.625%, 2035	$855,000	$982,693
Metropolitan Washington, DC, Airport Authority Rev., 5.375%, 2028	1,500,000	1,668,764
Metropolitan Washington, DC, Airport Authority Rev., “A”, FGIC, 5.125%, 2024	1,000,000	1,034,149
Metropolitan Washington, DC, Airport Authority Rev., “A”, FGIC, 5%, 2025	705,000	727,390
Metropolitan Washington, DC, Airport Authority Rev., “A”, AGM, 5%, 2032	1,455,000	1,519,208
Metropolitan Washington, DC, Airport Authority Rev., “A”, NATL, 5%, 2035	3,000,000	3,087,359
Norfolk, VA, Airport Authority Rev., AGM, 5%, 2023	2,000,000	2,289,379
Norfolk, VA, Airport Authority Rev., AGM, 5%, 2024	1,000,000	1,130,469
Sacramento County, CA, Airport Systems Rev., 5%, 2040	1,060,000	1,146,931
Virginia Resources Authority, Airport Rev., “B”, 5.125%, 2027	720,000	720,886

		$14,307,228
General Obligations - General Purpose - 5.4%
Chesapeake, VA, “B”, 5%, 2019	$550,000	$675,015
Chesapeake, VA, “B”, 5%, 2023	1,930,000	2,363,092
Commonwealth of Puerto Rico, “A”, 5.375%, 2033	645,000	666,814
Commonwealth of Puerto Rico, “A”, 6%, 2038	1,070,000	1,157,515
Commonwealth of Puerto Rico, Public Improvement, “A”, 5.5%, 2039	4,625,000	4,753,760
Isle Wight County, VA, “A”, 4%, 2020	1,045,000	1,201,405
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2023	840,000	976,643
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2031	920,000	1,108,232
Puerto Rico Public Buildings Authority Rev., Guaranteed, “Q”, 5.625%, 2039	1,565,000	1,651,341
Stafford County, VA, Industrial Development Authority Rev., “B”, NATL, 5%, 2034	3,060,000	3,101,341
State of California, 5.25%, 2029	1,595,000	1,806,896

		$19,462,054
General Obligations - Improvement - 3.7%
Arlington County, VA, 4.5%, 2013 (c)	$50,000	$51,128
Arlington County, VA, 4.5%, 2028	205,000	209,680
Arlington County, VA, “A”, 5%, 2026	1,000,000	1,229,370
Guam Government, “A”, 6.75%, 2029	925,000	1,015,835
Guam Government, “A”, 5.25%, 2037	540,000	537,710
Guam Government, “A”, 7%, 2039	110,000	122,114
Loudoun County, VA, “B”, 5%, 2018	5,500,000	6,768,685
Lynchburg, VA, Public Improvement, 5%, 2023	1,000,000	1,208,670
Prince William County, VA, Public Improvement, “A”, 5%, 2026	1,000,000	1,285,410
Prince William County, VA, Public Improvement, “A”, 5%, 2028	800,000	1,034,968

		$13,463,570
General Obligations - Schools - 0.9%
Norfolk, VA, Capital Improvement, “C”, 5%, 2042	$2,825,000	$3,155,045

Healthcare Revenue - Hospitals - 16.1%
Albemarle County, VA, Industrial Development Authority, Hospital Rev. (Martha Jefferson Hospital), 5.25%, 2035	$3,000,000	$3,036,390
Arlington County, VA, Industrial Development Authority, Hospital Facility Rev. (Virginia Hospital Center Arlington Health Systems), 5%, 2031	2,000,000	2,135,600
Brazoria County, TX, Health Facilities Development Corp., Hospital Rev. (Brazosport Regional Health System), 5.25%, 2032	830,000	805,996
Charlotte County, VA, Industrial Development Authority Rev. (Halifax Hospital), 5%, 2037	1,000,000	1,028,280
Fairfax County, VA, Industrial Development Authority Rev. (Inova Health Systems), “A”, 5.5%, 2029	1,000,000	1,068,160
Fairfax County, VA, Industrial Development Authority Rev. (Inova Health Systems), “A”, 5.5%, 2035	1,500,000	1,687,350
Fairfax County, VA, Industrial Development Authority Rev. (Inova Health Systems), “C”, 5%, 2025	500,000	570,895
Fauquier County, VA, Industrial Development Authority, Hospital Rev., 5.25%, 2037	2,000,000	2,123,780

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Fredericksburg, VA, Economic Development Authority, Hospital Facilities Rev. (Medicorp Health System), 5.25%, 2019	$1,125,000	$1,304,764
Fredericksburg, VA, Industrial Development Rev. (Medicorp Health Systems), “B”, 5.125%, 2033	750,000	750,360
Henrico County, VA, Economic Development Authority Rev., 5.6%, 2012 (c)	85,000	86,665
Henrico County, VA, Economic Development Authority Rev., 5.6%, 2030	1,915,000	1,946,636
Henrico County, VA, Economic Development Authority Rev. (Bon Secours Health Systems, Inc.), “B-2”, AGM, 5.25%, 2042	1,750,000	1,879,098
Henrico County, VA, Industrial Development Authority Rev. (Bon Secours Health Systems, Inc.), NATL, 6.25%, 2020	1,500,000	1,772,445
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 2044	970,000	1,107,876
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.25%, 2031	375,000	429,341
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.375%, 2041	1,110,000	1,272,193
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	1,635,000	1,695,135
Martin County, FL, Health Facilities Authority Rev. (Martin Memorial Medical Center), 5.5%, 2042	550,000	582,555
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.625%, 2029	200,000	222,422
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 2027	635,000	713,670
Ohio Higher Educational Facility Commission (University Hospital Health System), “A”, 6.75%, 2039	1,315,000	1,521,902
Prince William County, VA, Industrial Development Authority, Hospital Rev. (Potomac Hospital Corp.), 5.2%, 2026	1,000,000	1,080,470
Roanoke, VA, Economic Development Authority, Hospital Rev. (Carilion Medical Center), 5%, 2033	2,385,000	2,551,759
Roanoke, VA, Industrial Development Authority, Hospital Rev. (Carilion Health Systems), “B”, 5%, 2020 (c)	45,000	56,700
Roanoke, VA, Industrial Development Authority, Hospital Rev. (Carilion Health Systems), “B”, N, 5%, 2038	2,955,000	3,093,590
Roanoke, VA, Industrial Development Authority, Hospital Rev. (Roanoke Memorial Hospital), “B”, ETM, NATL, 6.125%, 2017 (c)	3,000,000	3,466,920
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), 8.25%, 2039	1,805,000	2,307,025
Virginia Small Business Financing Authority, Healthcare Facility Rev. (Sentra Healthcare), 5%, 2040	4,000,000	4,353,040
Virginia Small Business Financing Authority, Hospital Rev. (Wellmont Health Project), “A”, 5.25%, 2037	2,000,000	2,091,600
Washington County, VA, Industrial Development Authority, Hospital Facilities Rev. (Mountain States Health Alliance), “C”, 7.5%, 2029	1,400,000	1,732,640
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 6.75%, 2029	220,000	258,916
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 7%, 2039	530,000	609,044
Winchester, VA, Industrial Development Authority, Hospital Rev. (Valley Health Systems), “E”, 5.75%, 2039	3,000,000	3,195,690
Wisconsin Health & Educational Facilities Authority Rev. (Mercy Alliance), 5%, 2039	1,715,000	1,789,825
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2039	1,880,000	2,203,398
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 2031	1,280,000	1,327,757

		$57,859,887
Healthcare Revenue - Long Term Care - 1.6%
Chesterfield County, VA, Health Center Commission Residential Care Facility, 6.25%, 2038	$750,000	$771,570
Henrico County, VA, Economic Development Authority Residential Care, 6.7%, 2027	550,000	550,781
James City County, VA, Economic Development (WindsorMeade Project), “A”, 5.5%, 2037	1,000,000	807,130
Lexington, VA, Industrial Development Authority Residential Care Facilities (Kendal at Lexington), “A”, 5.5%, 2037	1,000,000	992,020
Norfolk, VA, Redevelopment & Housing Authority Rev. (Fort Norfolk Retirement Community), “A”, 6.125%, 2035	1,240,000	1,244,960
Suffolk, VA, Industrial Development Authority, Retirement Facilities Rev. (Lake Prince Center, Inc.), 5.3%, 2031	750,000	755,220
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7%, 2030	175,000	201,014
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7.125%, 2040	265,000	302,543

		$5,625,238
Industrial Revenue - Environmental Services - 0.5%
Henrico County, VA, Industrial Development Authority Rev. (Browning Ferris, Inc.), 5.45%, 2014	$1,750,000	$1,830,483

Industrial Revenue - Other - 0.8%
Loudoun County, VA, Industrial Development Authority Rev. (Dulles Airport Marriott Hotel), 7.125%, 2015	$2,000,000	$2,005,080
Peninsula Ports Authority, VA, Coal Terminal Rev. (Dominion Terminal Associates), 6%, 2033	1,000,000	1,018,910

		$3,023,990
Industrial Revenue - Paper - 0.0%
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Chesapeake Corp.), “A”, 6.375%, 2019 (a)(d)	$1,750,000	$36,750

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Miscellaneous Revenue - Other - 0.1%
Norfolk, VA, Airport Authority Rev. (Air Cargo), 6.25%, 2030	$495,000	$489,298
Summit County, OH, Port Authority Building Rev. (Flats East Development Recovery Zone Facility Bonds), 6.875%, 2040	80,000	85,682

		$574,980
Multi-Family Housing Revenue - 4.7%
Arlington County, VA, Industrial Development Authority Rev. (Colonial Village), FNMA, 5.15%, 2031	$2,925,000	$2,966,974
Virginia Housing Development Authority Rev., “C”, 5.625%, 2038	1,355,000	1,397,005
Virginia Housing Development Authority Rev., “D”, 4.6%, 2033	1,000,000	1,011,560
Virginia Housing Development Authority Rev., Rental Housing, “B”, 5.5%, 2030	1,450,000	1,560,113
Virginia Housing Development Authority Rev., Rental Housing, “B”, 5%, 2045	3,050,000	3,178,161
Virginia Housing Development Authority Rev., Rental Housing, “E”, 4.8%, 2039	3,000,000	3,158,490
Virginia Housing Development Authority Rev., Rental Housing, “F”, 4.8%, 2037	1,330,000	1,382,655
Virginia Housing Development Authority Rev., Rental Housing, “F”, 5%, 2045	2,125,000	2,208,513

		$16,863,471
Parking - 0.4%
Norfolk, VA, Parking Systems Rev., NATL, 5%, 2020	$1,630,000	$1,632,396

Port Revenue - 1.2%
Virginia Port Authority Facilities Rev., FGIC, 5%, 2036	$1,000,000	$1,006,510
Virginia Port Authority Facilities Rev., 5%, 2040	3,000,000	3,282,690

		$4,289,200
Sales & Excise Tax Revenue - 3.8%
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 2041	$1,320,000	$1,481,436
Guam Government Business Privilege Tax Rev., “B-1”, 5%, 2037	625,000	665,813
Puerto Rico Infrastructure Financing Authority, Special Tax Rev., “C”, FGIC, 5.5%, 2022	1,445,000	1,619,513
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 5.25%, 2057 (f)	2,135,000	2,246,340
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 2019 (c)	40,000	51,566
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 2028	1,430,000	1,606,820
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.375%, 2039	4,650,000	4,957,644
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, 0%, 2034	3,795,000	1,095,275

		$13,724,407
Single Family Housing - State - 5.0%
Virginia Housing Development Authority Commonwealth, 5.1%, 2035	$2,000,000	$2,058,480
Virginia Housing Development Authority Commonwealth, “A”, 5%, 2031	2,000,000	2,025,160
Virginia Housing Development Authority Commonwealth, “B”, 4.75%, 2032	2,000,000	2,028,260
Virginia Housing Development Authority Commonwealth, “C”, 4.4%, 2022	1,270,000	1,279,220
Virginia Housing Development Authority Commonwealth, “C”, 4.66%, 2027	1,285,000	1,294,895
Virginia Housing Development Authority Commonwealth, “C”, 4.625%, 2027	2,630,000	2,648,094
Virginia Housing Development Authority Commonwealth, “C”, 4.75%, 2032	1,795,000	1,810,904
Virginia Housing Development Authority Rev., Rental Housing, “F”, 5.1%, 2041	3,770,000	3,977,312
Virginia Housing Development Authority, Commonwealth Mortgage, “A-5”, 4.4%, 2015	1,000,000	1,030,420

		$18,152,745
State & Agency - Other - 1.4%
Fairfax County, VA, “A”, 5%, 2019	$4,000,000	$4,946,080

State & Local Agencies - 13.0%
Caroline County, VA, Industrial Development Authority Lease Rev., AMBAC, 5.125%, 2034	$1,000,000	$1,010,190
Delaware Valley, PA, Regional Finance Authority, “C”, FRN, 1.063%, 2037	1,915,000	1,249,442
Dinwiddie County, VA, Industrial Development Authority Lease Rev., “B”, NATL, 5%, 2030	2,500,000	2,687,025
Fairfax County, VA, Economic Development Authority (Fairfax Public Improvement Project), 5%, 2030	1,000,000	1,113,430

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
State & Local Agencies - continued
Fairfax County, VA, Economic Development Authority Rev. (U.S. Route 28), NATL, 5%, 2029	$1,000,000	$1,080,720
Front Royal & Warren County, VA, Industrial Development Authority Lease Rev., School & Capital Improvement, “B”, AGM, 5%, 2035	2,875,000	3,107,070
King George County, VA, Industrial Development Authority Lease Rev., AGM, 5%, 2036	2,000,000	2,153,720
Manassas Park, VA, Economic Development Authority Lease Rev., “A”, 6%, 2035	1,000,000	1,095,180
Middlesex County, VA, Industrial Development Authority Rev., AMBAC, 5.125%, 2012 (c)	1,000,000	1,013,540
Middlesex County, VA, Industrial Development Authority Rev., AMBAC, 5.25%, 2012 (c)	2,000,000	2,027,260
Montgomery County, VA, Industrial Development Authority (Public Facilities Project), 5%, 2029	500,000	548,265
Powhatan County, VA, 5%, 2032	2,500,000	2,834,650
Powhatan County, VA, Economic Development Authority Lease Rev., Capital Projects, AMBAC, 5.25%, 2033	1,000,000	1,011,400
Richmond, VA, Public Facilities (Megahertz Project), “A”, COP, AMBAC, 5%, 2022	1,600,000	1,602,720
Southwest Virginia Regional Jail Authority Rev., NATL, 5%, 2035	1,720,000	1,725,435
Stafford County, VA, Economic Development Authority Lease Rev., ASSD GTY, 5%, 2033	3,000,000	3,243,330
Virginia College Building Authority, Educational Facilities Rev., 5%, 2023	2,140,000	2,688,632
Virginia College Building Authority, Educational Facilities Rev. (21st Century College & Equipment), “A”, 5%, 2029	1,500,000	1,721,055
Virginia College Building Authority, Educational Facilities Rev. (Public Higher Education Financing), “A”, 5%, 2027	3,000,000	3,542,940
Virginia College Building Authority, Educational Facilities Rev. (Public Higher Education Financing), “A”, 4.5%, 2028	3,000,000	3,350,190
Virginia Public Building Authority, Public Facilities Rev., “B”, 5.25%, 2028	1,000,000	1,149,160
Virginia Public Building Authority, Public Facilities Rev., “B”, 5%, 2029	1,050,000	1,200,875
Virginia Public Building Authority, Public Facilities Rev., “B-3”, 4%, 2021	1,000,000	1,155,300
Virginia Public School Authority (1997 Resolution), “A”, 5%, 2019	1,175,000	1,443,770
Virginia Public School Authority (1997 Resolution), “A”, 5%, 2030	1,000,000	1,152,480
Virginia Public School Authority, Special Obligation Montgomery County, 5%, 2030	1,670,000	1,930,537

		$46,838,316
Tax - Other - 1.5%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 2024	$365,000	$390,123
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 2029	120,000	127,795
Hudson Yards, NY, Infrastructure Corp. Rev., “A”, 5%, 2047	1,265,000	1,319,357
Virgin Islands Public Finance Authority Rev. (Diageo), “A”, 6.625%, 2029	830,000	958,368
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 2029	250,000	265,888
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 2039	285,000	290,349
Virgin Islands Public Finance Authority Rev., “B”, 5%, 2025	250,000	269,965
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 5%, 2029	1,645,000	1,755,824

		$5,377,669
Tobacco - 1.7%
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5.75%, 2047	$175,000	$140,504
Illinois Railsplitter Tobacco Settlement Authority, 6%, 2028	1,575,000	1,821,771
Tobacco Securitization Authority, Minnesota Tobacco Settlement Rev., “B”, 5.25%, 2031	1,105,000	1,228,716
Tobacco Settlement Financing Corp., 5.625%, 2037	1,000,000	1,145,450
Virgin Islands Tobacco Settlement Financing Corp., 5%, 2021	340,000	339,497
Virginia Tobacco Settlement Financing Corp., “B-1”, 5%, 2047	2,000,000	1,331,580

		$6,007,518
Toll Roads - 0.5%
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.25%, 2032	$340,000	$353,943
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 2037	565,000	621,121
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 2042	905,000	952,594

		$1,927,658
Transportation - Special Tax - 3.6%
Commonwealth of Virginia, Transportation Board Rev., Capital Projects, 5%, 2019	$2,200,000	$2,697,002
Commonwealth of Virginia, Transportation Board Rev., Capital Projects, 5%, 2020	1,635,000	2,015,530
Commonwealth of Virginia, Transportation Board Rev., Capital Projects, 5%, 2025	3,000,000	3,571,710

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Transportation - Special Tax - continued
Virginia Port Authority, Port Fund Rev., 5%, 2032	$1,200,000	$1,359,336
Washington, DC, Metropolitan Area Transit Authority Gross Rev., “A”, 5.25%, 2029	1,485,000	1,694,251
Washington, DC, Metropolitan Area Transit Authority Gross Rev., “A”, 5.125%, 2032	1,365,000	1,522,958

		$12,860,787
Universities - Colleges - 6.3%
Amherst, VA, Industrial Development Authority Rev. (Educational Facilities Sweet Briar), 5%, 2026	$1,770,000	$1,852,234
Florida Higher Educational Facilities, Financial Authority Rev. (University of Tampa Project), “A”, 5%, 2032	45,000	48,635
Florida Higher Educational Facilities, Financial Authority Rev. (University of Tampa Project), “A”, 5.25%, 2042	405,000	441,721
Illinois Finance Authority Rev. (Roosevelt University Project), 6.5%, 2039	2,130,000	2,342,191
Massachusetts Development Finance Agency Rev. (Suffolk University), 5%, 2030	615,000	670,750
Prince William County, VA, Industrial Development Authority Rev. (George Mason University Foundation Prince William Life Sciences Lab), 5.5%, 2034	1,000,000	1,110,750
University of Virginia (University Rev.), 5%, 2025	3,760,000	4,618,107
University of Virginia (University Rev.), “B”, 5%, 2013 (c)	2,255,000	2,352,867
University of Virginia (University Rev.), “B”, 5%, 2027	435,000	445,653
Virginia College Building Authority, Educational Facilities Rev. (Regent University), 5%, 2026	2,000,000	2,119,800
Virginia College Building Authority, Educational Facilities Rev. (Richmond University), “A”, 5%, 2021	2,115,000	2,624,525
Virginia College Building Authority, Educational Facilities Rev. (Roanoke College), 4.5%, 2037	2,180,000	2,214,270
Virginia College Building Authority, Educational Facilities Rev. (Washington & Lee University), NATL, 5.25%, 2031	1,000,000	1,269,690
Virginia Small Business Financing Authority, Educational Facilities Rev. (Roanoke College), 5.5%, 2033	500,000	547,025

		$22,658,218
Universities - Dormitories - 0.1%
Oregon Facilities Authority, Student Housing Rev. (Southern Oregon University), ASSD GTY, 4.7%, 2033	$100,000	$103,631
Oregon Facilities Authority, Student Housing Rev. (Southern Oregon University), ASSD GTY, 5%, 2044	120,000	125,966

		$229,597
Universities - Secondary Schools - 0.6%
Alexandria, VA, Industrial Development Authority, Educational Facilities Rev. (Episcopal High School), “A”, 5%, 2040	$1,900,000	$2,057,681

Utilities - Investor Owned - 1.1%
Halifax County, VA, Industrial Development Authority (Old Dominion Electric Cooperative), AMBAC, 5.625%, 2028	$3,000,000	$3,131,250
Mecklenburg County, VA, Industrial Development Authority Rev. (UAE Mecklenburg LP), 6.5%, 2017	700,000	702,387

		$3,833,637
Utilities - Municipal Owned - 1.9%
Bristol, VA, Utility Systems Rev., ETM, AGM, 5.75%, 2016 (c)	$240,000	$288,900
Guam Power Authority Rev., AMBAC, 5.25%, 2015	2,020,000	2,022,727
Guam Power Authority Rev., “A”, 5.5%, 2030	785,000	819,250
Long Island, NY, Power Authority, Electric Systems Rev., “A”, 6%, 2033	470,000	557,655
Puerto Rico Electric Power Authority, Power Rev., “WW”, 5.5%, 2038	2,000,000	2,090,100
Richmond, VA, Public Utilities Rev., AGM, 5%, 2035	1,000,000	1,048,830

		$6,827,462
Utilities - Other - 0.9%
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2019	$945,000	$1,039,415
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2021	555,000	606,382
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2022	290,000	311,718
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2024	215,000	229,334
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2026	1,140,000	1,220,074

		$3,406,923
Water & Sewer Utility Revenue - 18.1%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 5%, 2033	$845,000	$842,820
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2038	1,885,000	1,983,491

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Water & Sewer Utility Revenue - continued
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	$3,000,000	$3,150,420
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 2041	1,375,000	1,521,135
Fairfax County, VA, Water Authority Rev., 5%, 2028	1,000,000	1,207,190
Guam Government Waterworks Authority, Water & Wastewater System Rev., 5.625%, 2040	620,000	626,944
Hampton Roads, VA, Sanitation District Wastewater Rev., 5%, 2033	2,000,000	2,200,500
Hampton Roads, VA, Sanitation District Wastewater Rev., 5%, 2038	3,750,000	4,080,638
James City, VA, Water & Sewer Rev., 5%, 2040	1,290,000	1,398,618
Norfolk, VA, Water Rev., 4.75%, 2038	4,000,000	4,304,720
Norfolk, VA, Water Rev., 4%, 2039	4,400,000	4,506,304
Spotsylvania County, VA, Water & Sewer Rev., AGM, 5%, 2035	1,000,000	1,052,530
Upper Occoquan, VA, Sewage Authority Regional Sewage Rev., 5%, 2041	2,000,000	2,157,120
Virginia Resources Authority Rev., 5%, 2013 (c)	55,000	58,484
Virginia Resources Authority Rev., 5%, 2013 (c)	60,000	63,801
Virginia Resources Authority Rev., 5%, 2013 (c)	375,000	398,756
Virginia Resources Authority Rev., 5%, 2033	4,645,000	4,790,017
Virginia Resources Authority Sewer Systems Rev. (Hopewell Regional Wastewater), 5.75%, 2021	1,245,000	1,247,602
Virginia Resources Authority, Clean Water Rev., 4.75%, 2027	3,000,000	3,360,720
Virginia Resources Authority, Clean Water Rev., 5%, 2031	1,000,000	1,154,540
Virginia Resources Authority, Infrastructure Rev., 5%, 2013 (c)	220,000	233,937
Virginia Resources Authority, Infrastructure Rev., 5%, 2013 (c)	220,000	233,937
Virginia Resources Authority, Infrastructure Rev., 5%, 2023	2,760,000	2,903,851
Virginia Resources Authority, Infrastructure Rev. (Virginia Pooled Funding Program), “B”, 5.25%, 2033	3,000,000	3,389,640
Virginia Resources Authority, Infrastructure Rev. (Virginia Pooled Funding Program), “B”, 5%, 2040	1,400,000	1,564,346
Virginia Resources Authority, Infrastructure Rev., “A”, 5%, 2025	1,595,000	1,942,487
Virginia Resources Authority, Infrastructure Rev., “B”, 5%, 2038	2,600,000	2,889,406
Virginia Resources Authority, Infrastructure Rev., Pooled Financing Program, “B”, 5%, 2025 (u)	1,245,000	1,516,236
Virginia Resources Authority, Infrastructure Rev., Pooled Financing Program, “B”, 5%, 2027 (u)	5,755,000	6,918,086
Virginia Resources Authority, Infrastructure Rev., Pooled Financing Program, “B”, 5%, 2028 (u)	3,000,000	3,584,310

		$65,282,586
Total Municipal Bonds		$356,255,576

Money Market Funds - 1.4%
MFS Institutional Money Market Portfolio, 0.14%, at Net Asset Value (v)	4,977,633	$4,977,633
Total Investments		$361,233,209

Other Assets, Less Liabilities - (0.3)%		(1,025,651)
Net Assets - 100.0%		$360,207,558

(a)	Non-income producing security.
(c)	Refunded bond.
(d)	In default. Interest and/or scheduled principal payment(s) have been missed.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(u)	Underlying security deposited into special purpose trust (“the trust”) by investment banker upon creation of self-deposited inverse floaters.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

COP	Certificate of Participation
ETM	Escrowed to Maturity
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

6

Portfolio of Investments (unaudited) – continued

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
FGIC	Financial Guaranty Insurance Co.
FNMA	Federal National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.

Derivative Contracts at 6/30/12

Futures Contracts Outstanding at 6/30/12

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr (Short)	USD	24	$3,551,250	September - 2012	$(14,334)
U.S. Treasury Note 10 yr (Short)	USD	18	2,400,750	September - 2012	(6,532)

					$(20,866)

At June 30, 2012, the fund had liquid securities with an aggregate value of $112,580 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

7

Supplemental Information

6/30/12 (unaudited)

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share.

Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts. The following is a summary of the levels used as of June 30, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$356,255,576	$—	$356,255,576
Mutual Funds	4,977,633	—	—	4,977,633
Total Investments	$4,977,633	$356,255,576	$—	$361,233,209

Other Financial Instruments
Futures Contracts	$(20,866)	$—	$—	$(20,866)

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$334,712,824
Gross unrealized appreciation	$23,817,589
Gross unrealized depreciation	(2,300,266)
Net unrealized appreciation (depreciation)	$(21,517,323)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

8

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	5,186,428	16,828,447	(17,037,242)	4,977,633

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$2,026	$4,977,633

9

QUARTERLY REPORT

June 30, 2012

MFS® WEST VIRGINIA MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS

6/30/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Municipal Bonds - 98.0%
General Obligations - General Purpose - 9.3%
Commonwealth of Puerto Rico, Public Improvement, 5.25%, 2023	$1,500,000	$1,573,260
Commonwealth of Puerto Rico, Public Improvement, “A”, CIFG, 5%, 2034	780,000	787,043
Puerto Rico Public Buildings Authority Rev. (State Office Building), “F”, SYNCORA, 5.25%, 2025	2,000,000	2,104,040
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2023	660,000	767,362
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2031	725,000	873,335
Puerto Rico Public Buildings Authority Rev., Guaranteed, “Q”, 5.625%, 2039	740,000	780,826
State of California, 5.125%, 2033	650,000	691,236
State of West Virginia, NATL, 5%, 2015	1,500,000	1,686,105
State of West Virginia, 4%, 2022	2,000,000	2,272,320
State of West Virginia, 4%, 2023	2,000,000	2,247,540

		$13,783,067
General Obligations - Improvement - 0.2%
Guam Government, “A”, 6.75%, 2029	$35,000	$38,437
Guam Government, “A”, 5.25%, 2037	250,000	248,940
Guam Government, “A”, 7%, 2039	45,000	49,956

		$337,333
General Obligations - Schools - 6.8%
Hancock County, WV, Board of Education, 5%, 2019	$1,130,000	$1,367,594
Monongalia County, WV, Board of Education, 5%, 2027	2,350,000	2,572,099
Monongalia County, WV, Board of Education, 5%, 2031	2,000,000	2,267,000
Putnam County, WV, Board of Education, 4%, 2020	2,500,000	2,877,925
Putnam County, WV, Board of Education, 4%, 2025	1,000,000	1,096,260

		$10,180,878
Healthcare Revenue - Hospitals - 12.2%
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 2036	$725,000	$808,085
Illinois Finance Authority Rev. (Edward Hospital), “A”, AMBAC, 5.5%, 2040	945,000	996,323
Illinois Finance Authority Rev. (Provena Health), “A”, 6%, 2028	450,000	510,557
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 2044	420,000	479,699
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 5.75%, 2025	340,000	388,637
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 2040	410,000	471,824
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.5%, 2045	290,000	335,307
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	725,000	751,666
Massachusetts Health & Educational Facilities Authority Rev. (Caregroup, Inc.), 5.125%, 2038	675,000	703,040
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.625%, 2029	85,000	94,529
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.75%, 2039	855,000	942,672
Monongalia County, WV, Building Commission Hospital Rev. (Monongalia General Hospital), 6.5%, 2041	1,000,000	1,120,610
Princeton, WV, Hospital Rev. (Princeton Community Hospital), “A”, 5%, 2027	750,000	788,588
West Virginia Hospital Finance Authority, Hospital Rev. (Camden Clark Memorial Hospital), ASSD GTY, 5.875%, 2034	1,000,000	1,105,490
West Virginia Hospital Finance Authority, Hospital Rev. (Charleston Area Medical Center), “A”, ETM, 6.5%, 2023 (c)	2,000,000	2,692,440
West Virginia Hospital Finance Authority, Hospital Rev. (Health Systems Obligations), 5.75%, 2039	1,000,000	1,052,200
West Virginia Hospital Finance Authority, Hospital Rev. (Thomas Health System), 6.5%, 2038	500,000	512,010
West Virginia Hospital Finance Authority, Hospital Rev. (United Hospital Center, Inc.), “A”, AMBAC, 5%, 2022	2,500,000	2,724,325
West Virginia Hospital Finance Authority, Hospital Rev. (West Virginia United Health Systems), “E”, 5.625%, 2035	1,000,000	1,087,450
Wisconsin Health & Educational Facilities Authority Rev. (Mercy Alliance), 5%, 2039	460,000	480,070

		$18,045,522
Industrial Revenue - Other - 0.5%
Liberty, NY, Development Corp. Rev. (Goldman Sachs Headquarters), 5.25%, 2035	$630,000	$706,413

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Miscellaneous Revenue - Other - 8.4%
Citizens Property Insurance Corp., FL, “A-1”, 5%, 2019	$65,000	$73,442
Citizens Property Insurance Corp., FL, “A-1”, 5%, 2020	605,000	681,418
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Air Cargo), 6.65%, 2025	540,000	540,783
West Virginia Building Commission, Lease Rev. (WV Regional Jail), “A”, AMBAC, 5.375%, 2018	8,040,000	8,949,083
West Virginia, Higher Education Policy Commission Rev. (Community & Technology-Capital Improvement), “A”, 5%, 2039	2,000,000	2,170,360

		$12,415,086
Sales & Excise Tax Revenue - 4.0%
Guam Government Business Privilege Tax Rev., “A”, 5.25%, 2036	$335,000	$369,461
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A”, 5%, 2031	1,000,000	1,241,670
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 5.25%, 2057 (f)	1,015,000	1,067,932
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 2028	635,000	713,518
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 6%, 2039	585,000	661,138
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5%, 2040	615,000	651,777
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5.25%, 2040	555,000	600,743
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5.25%, 2041	585,000	615,619

		$5,921,858
Single Family Housing - State - 1.0%
West Virginia Housing Development Fund Rev., “A”, 2.75%, 2020	$1,000,000	$1,005,910
West Virginia Housing Development Fund Rev., “A”, 2.95%, 2021	300,000	299,508
West Virginia Housing Development Fund Rev., “A”, 4.625%, 2032	185,000	188,361

		$1,493,779
State & Local Agencies - 10.0%
FYI Properties Lease Rev. (Washington State Project), 5.5%, 2034	$545,000	$607,092
Virginia Public School Authority, Special Obligation Montgomery County, 5%, 2030	680,000	786,087
West Virginia Building Commission, Lease Rev., “B”, AMBAC, 5.375%, 2018	2,200,000	2,318,074
West Virginia Economic Development Authority, Auto Lease Rev., 5.2%, 2033	1,000,000	1,027,620
West Virginia Economic Development Authority, Lease Rev. (Correctional Juvenile Public Safety Facilities), 5%, 2022	1,000,000	1,189,670
West Virginia Economic Development Authority, Lease Rev. (Correctional Juvenile Public Safety Facilities), “A”, 5%, 2029	2,000,000	2,258,180
West Virginia Economic Development Authority, Lease Rev. (Correctional Juvenile Public Safety Facilities), “A”, 5%, 2029	1,530,000	1,664,368
West Virginia Economic Development Authority, Lease Rev. (Department of Environmental Protection), 5.5%, 2022	2,000,000	2,074,300
West Virginia Economic Development Authority, Lease Rev. (State Office Building), “B”, NATL, 5.25%, 2025	645,000	671,922
West Virginia Economic Development Authority, Lease Rev. (State Office Building), “B”, NATL, 5.25%, 2030	1,355,000	1,403,685
West Virginia Hospital Finance Authority, Hospital Rev. (Veterans Nursing Home), 5.5%, 2034	795,000	801,432

		$14,802,430
Tax - Other - 7.6%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 2024	$160,000	$171,013
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 2029	55,000	58,573
Marshall University, WV, University Rev., 5%, 2041	1,000,000	1,094,680
Virgin Islands Public Finance Authority Rev. (Diageo), “A”, 6.625%, 2029	360,000	415,678
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 2029	110,000	116,991
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 2039	120,000	122,252
Virgin Islands Public Finance Authority Rev., “B”, 5%, 2025	110,000	118,785
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 5%, 2029	390,000	416,274
West Virginia Economic Development Authority, Lottery Rev., “A”, 5%, 2040	2,000,000	2,181,820
West Virginia Housing Development Fund, “A”, 3.8%, 2024	1,200,000	1,246,860
West Virginia School Building Authority Rev., “A”, FGIC, 5%, 2020	2,000,000	2,292,740
West Virginia School Building Authority, Excess Lottery Rev., 5%, 2026	1,000,000	1,128,170
West Virginia School Building Authority, Excess Lottery Rev., 5%, 2028	750,000	839,078
West Virginia School Building Authority, Excess Lottery Rev., “B”, 5%, 2030	1,000,000	1,124,500

		$11,327,414

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Tax Assessment - 0.5%
Morgantown, WV, Tax Increment Rev., Parking Garage Project, “A”, 5%, 2033	$500,000	$502,815
Ohio County, WV, Commission Tax Increment Rev. (Fort Henry Centre), “A”, 5.85%, 2034	300,000	311,484

		$814,299
Tobacco - 0.9%
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.125%, 2024	$185,000	$148,657
Illinois Railsplitter Tobacco Settlement Authority, 6%, 2028	620,000	717,142
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 2041	650,000	503,471

		$1,369,270
Transportation - Special Tax - 0.4%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “AA-1”, AGM, 4.95%, 2026	$560,000	$599,631

Universities - Colleges - 18.6%
Fairmont State College, WV, Board of Governors Rev., “A”, 5%, 2032	$4,035,000	$4,478,245
Fairmont State College, WV, College Rev., “A”, FGIC, 5%, 2032	1,210,000	1,262,272
Fairmont State College, WV, College Rev., “B”, FGIC, 5%, 2032	2,250,000	2,347,200
Florida Higher Educational Facilities, Financial Authority Rev. (University of Tampa Project), “A”, 5%, 2032	20,000	21,616
Florida Higher Educational Facilities, Financial Authority Rev. (University of Tampa Project), “A”, 5.25%, 2042	155,000	169,054
Illinois Finance Authority Rev. (University of Chicago), “A”, 5%, 2051	375,000	407,025
Marshall University, WV, University Rev., 5%, 2030	2,000,000	2,244,360
Massachusetts State College, Building Authority Project Rev., “A”, 5%, 2036	405,000	458,707
Puerto Rico Industrial Tourist Education (University Plaza), NATL, 5%, 2021	1,270,000	1,279,576
Shepherd University Board of Governors, WV Rev. (Residence Facilities Projects), NATL, 5%, 2035	1,675,000	1,736,741
West Virginia Department of Higher Education (Student Union James C. Wilson College), 5.125%, 2022	1,500,000	1,516,875
West Virginia Department of Higher Education, “B”, FGIC, 5%, 2029	2,000,000	2,161,440
West Virginia School Building Authority Rev., “A”, NATL, 5%, 2021	1,250,000	1,423,388
West Virginia University, University Systems Rev., “A”, NATL, 5.5%, 2020	1,700,000	2,119,067
West Virginia University, University Systems Rev., “A”, NATL, 5.25%, 2028	2,000,000	2,453,500
West Virginia, Higher Education Facilities Rev., “B”, FGIC, 5%, 2034	3,230,000	3,490,726

		$27,569,792
Universities - Dormitories - 0.1%
Oregon Facilities Authority, Student Housing Rev. (Southern Oregon University), ASSD GTY, 4.7%, 2033	$35,000	$36,271
Oregon Facilities Authority, Student Housing Rev. (Southern Oregon University), ASSD GTY, 5%, 2044	45,000	47,237

		$83,508
Utilities - Investor Owned - 2.9%
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.625%, 2020	$470,000	$571,586
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.5%, 2029 (b)	340,000	396,161
Pleasants County, WV, Pollution Control Rev. (Allegheny Community), “F”, 5.25%, 2037	300,000	316,641
West Virginia Economic Development Authority, Solid Waste Disposal Facilities Rev., AMBAC, 4.9%, 2037	3,000,000	3,000,210

		$4,284,598
Utilities - Municipal Owned - 1.0%
Guam Power Authority Rev., “A”, 5.5%, 2030	$325,000	$339,180
Puerto Rico Electric Power Authority, Power Rev., “XX”, 5.25%, 2040	1,085,000	1,113,460

		$1,452,640
Utilities - Other - 1.9%
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 2039	$615,000	$747,373
Nebraska Central Plains Energy Project, Gas Project Rev., “3”, 5%, 2032	630,000	642,027
Nebraska Central Plains Energy Project, Gas Project Rev., “3”, 5%, 2042	245,000	243,474
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2019	480,000	527,957
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2021	245,000	267,682

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Utilities - Other - continued
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2022	$125,000	$134,361
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2021	290,000	309,993

		$2,872,867
Water & Sewer Utility Revenue - 11.7%
Berkeley County, WV, Public Service Sewer District, “A”, 5%, 2047	$1,000,000	$1,016,950
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	2,005,000	2,105,531
Fairmont, WV, Waterworks Rev., AMBAC, 5.25%, 2022	200,000	221,288
Guam Government Waterworks Authority, Water & Wastewater System Rev., 5.625%, 2040	515,000	520,768
West Virginia Water Development Authority Loan Program, “A”, AGM, 5%, 2044	2,000,000	2,090,660
West Virginia Water Development Authority Loan Program, “B”, AMBAC, 5.125%, 2024	2,140,000	2,294,594
West Virginia Water Development Authority Rev., AMBAC, 6.25%, 2020	1,000,000	1,002,060
West Virginia Water Development Authority Rev., AMBAC, 5.25%, 2023	1,000,000	1,028,750
West Virginia Water Development Authority Rev., AMBAC, 5%, 2026	2,850,000	2,925,639
West Virginia Water Development Authority, Infrastructure Rev., “A”, AMBAC, 5%, 2033	1,950,000	2,009,027
West Virginia Water Development Authority, Infrastructure Rev., “A”, AGM, 4.75%, 2045	2,000,000	2,095,980

		$17,311,247
Total Municipal Bonds		$145,371,632

Money Market Funds - 1.6%
MFS Institutional Money Market Portfolio, 0.14%, at Net Asset Value (v)	2,287,127	$2,287,127
Total Investments		$147,658,759

Other Assets, Less Liabilities - 0.4%		667,422
Net Assets - 100.0%		$148,326,181

(b)	Mandatory tender date is earlier than stated maturity date.
(c)	Refunded bond.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ETM	Escrowed to Maturity

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
CIFG	CDC IXIS Financial Guaranty
FGIC	Financial Guaranty Insurance Co.
NATL	National Public Finance Guarantee Corp.
SYNCORA	Syncora Guarantee Inc.

Derivative Contracts at 6/30/12

Futures Contracts Outstanding at 6/30/12

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	14	$1,867,250	September - 2012	$(5,080)

At June 30, 2012, the fund had liquid securities with an aggregate value of $19,991 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

Supplemental Information

6/30/12 (unaudited)

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts. The following is a summary of the levels used as of June 30, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$145,371,632	$—	$145,371,632
Mutual Funds	2,287,127	—	—	2,287,127
Total Investments	$2,287,127	$145,371,632	$—	$147,658,759

Other Financial Instruments
Futures Contracts	$(5,080)	$—	$—	$(5,080)

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$138,689,826
Gross unrealized appreciation	$9,045,381
Gross unrealized depreciation	(76,448)
Net unrealized appreciation (depreciation)	$8,968,933

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

5

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	3,411,024	9,873,926	(10,997,823)	2,287,127

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$752	$2,287,127

6

QUARTERLY REPORT

June 30, 2012

MFS® MASSACHUSETTS MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS

6/30/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Municipal Bonds - 96.9%
General Obligations - General Purpose - 10.9%
Boston, MA, “B”, 4%, 2019	$2,000,000	$2,343,080
Boston, MA, “B”, 4%, 2021	1,870,000	2,206,226
Commonwealth of Massachusetts, “B”, 5.25%, 2023	1,000,000	1,281,260
Commonwealth of Massachusetts, “B”, 5.25%, 2028	2,225,000	2,882,844
Commonwealth of Massachusetts, “C”, NATL, 5.5%, 2019	4,000,000	5,091,720
Commonwealth of Massachusetts, “C”, AGM, 5.25%, 2024	2,300,000	2,702,500
Commonwealth of Massachusetts, “C”, AMBAC, 5%, 2032	4,815,000	5,397,182
Commonwealth of Puerto Rico, Public Improvement, “A”, 5.5%, 2039	3,875,000	3,982,880
Commonwealth of Puerto Rico, Public Improvement, “B”, 6.5%, 2037	1,650,000	1,860,755
Puerto Rico Public Buildings Authority Rev., Guaranteed (Government Facilities), “I”, 5.25%, 2033	925,000	936,822
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2023	605,000	703,415
Puerto Rico Public Buildings Authority Rev., Guaranteed, “S”, 6%, 2041	1,145,000	1,243,481
State of California, 6%, 2039	1,555,000	1,816,131

		$32,448,296
General Obligations - Improvement - 0.4%
Guam Government, “A”, 6.75%, 2029	$685,000	$752,267
Guam Government, “A”, 5.25%, 2037	395,000	393,325
Guam Government, “A”, 7%, 2039	75,000	83,260

		$1,228,852
Healthcare Revenue - Hospitals - 14.4%
Brazoria County, TX, Health Facilities Development Corp., Hospital Rev. (Brazosport Regional Health System), 5.25%, 2032	$680,000	$660,334
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 2036	1,315,000	1,465,699
Illinois Finance Authority Rev. (Little Company of Mary Hospital and Health Care Centers), 5.375%, 2040	410,000	436,429
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.25%, 2031	235,000	269,054
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.375%, 2041	935,000	1,071,622
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 5.75%, 2025	690,000	788,705
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 2040	745,000	857,339
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.5%, 2045	520,000	601,240
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	1,180,000	1,223,400
Massachusetts Development Finance Agency Healthcare System Rev. (Covenant Health System Obligated Group), 5%, 2031	1,560,000	1,667,531
Massachusetts Development Finance Agency Rev. (Berkshire Health System), “G”, 5%, 2029	1,000,000	1,100,890
Massachusetts Development Finance Agency Rev. (Tufts Medical Center), “I”, 7.25%, 2032	1,000,000	1,205,580
Massachusetts Development Finance Agency Rev. (UMass Memorial Medical Center, Inc.), “H”, 5.5%, 2031	1,000,000	1,113,120
Massachusetts Health & Educational Facilities Authority Rev. (Bay State Medical Center), “I”, 5.75%, 2036	500,000	547,465
Massachusetts Health & Educational Facilities Authority Rev. (Caregroup, Inc.), 5.125%, 2038	2,000,000	2,083,080
Massachusetts Health & Educational Facilities Authority Rev. (Catholic Health East Issue), 5.5%, 2012 (c)	1,575,000	1,605,287
Massachusetts Health & Educational Facilities Authority Rev. (Children’s Hospital), “M”, 5.25%, 2039	1,500,000	1,645,275
Massachusetts Health & Educational Facilities Authority Rev. (Children’s Hospital), “M”, 5.5%, 2039	1,000,000	1,114,950
Massachusetts Health & Educational Facilities Authority Rev. (Healthcare Systems), 6.5%, 2017	35,000	35,485
Massachusetts Health & Educational Facilities Authority Rev. (Healthcare Systems), 6%, 2031	410,000	415,560
Massachusetts Health & Educational Facilities Authority Rev. (Jordan Hospital), “D”, 5.25%, 2018	1,330,000	1,330,931
Massachusetts Health & Educational Facilities Authority Rev. (Lahey Clinic), “D”, 5.25%, 2037	1,550,000	1,621,192
Massachusetts Health & Educational Facilities Authority Rev. (Lowell General Hospital), “C”, 5.125%, 2035	1,600,000	1,654,544
Massachusetts Health & Educational Facilities Authority Rev. (Massachusetts Eye & Ear Infirmary), “C”, 5.375%, 2035	1,500,000	1,589,325
Massachusetts Health & Educational Facilities Authority Rev. (Milford-Whitinsville Hospital), “C”, 5.25%, 2018	1,500,000	1,500,585
Massachusetts Health & Educational Facilities Authority Rev. (Partners Healthcare Systems), “G”, 5%, 2032	2,000,000	2,160,940
Massachusetts Health & Educational Facilities Authority Rev. (Partners Healthcare), “J-1”, 5%, 2039	2,000,000	2,161,380
Massachusetts Health & Educational Facilities Authority Rev. (Partners Healthcare), “J1”, 5%, 2034	1,375,000	1,496,550
Massachusetts Health & Educational Facilities Authority Rev. (South Shore), 5.625%, 2019	740,000	741,406
Massachusetts Health & Educational Facilities Authority Rev. (Southcoast Health Obligation), “D”, 5%, 2029	1,000,000	1,066,720

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Massachusetts Health & Educational Facilities Authority Rev. (Southcoast Health Obligation), “D”, 5%, 2039	$1,000,000	$1,051,720
Massachusetts Health & Educational Facilities Authority Rev. (Winchester Hospital), 5.25%, 2038	2,000,000	2,117,600
Miami-Dade County, FL, Health Facilities Authority Hospital Rev. (Variety Children’s Hospital), “A”, 6%, 2030	430,000	503,367
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6.125%, 2039	655,000	704,996
New Hampshire Business Finance Authority Rev. (Huggins Hospital), 6.875%, 2039	35,000	38,078
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 6.75%, 2029	165,000	194,187
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 7%, 2039	395,000	453,910
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2039	1,355,000	1,588,087
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 2031	915,000	949,139

		$42,832,702
Healthcare Revenue - Long Term Care - 0.8%
Massachusetts Development Finance Agency Rev. (Adventcare), “A”, 6.75%, 2037	$500,000	$519,205
Massachusetts Development Finance Agency Rev. (Carleton-Willard Village), 5.625%, 2030	525,000	563,876
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A-1”, 6.25%, 2039	352,582	275,797
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A-2”, 5.5%, 2046	18,820	12,827
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), Capital Appreciation, “B”, 0%, 2056	93,608	1,159
Massachusetts Development Finance Agency Rev. (Loomis Communities, Inc.), “A”, 6.9%, 2032	530,000	541,141
Massachusetts Development Finance Agency Rev. (The Groves in Lincoln), “A”, 7.75%, 2039	500,000	360,800
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.25%, 2029	20,000	22,793
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.625%, 2039	130,000	147,703

		$2,445,301
Healthcare Revenue - Other - 0.7%
Massachusetts Health & Educational Facilities Authority Rev. (Dana Faber Cancer Institute), “K”, 5%, 2037	$2,000,000	$2,132,900

Human Services - 0.4%
Massachusetts Development Finance Agency Rev. (Evergreen Center, Inc.), 5.5%, 2035	$1,200,000	$1,211,640

Industrial Revenue - Airlines - 0.6%
Massachusetts Port Authority Rev., Special Facilities (U.S. Airways), NATL, 5.875%, 2016	$1,900,000	$1,901,311

Industrial Revenue - Environmental Services - 0.3%
Massachusetts Development Finance Agency Rev. (Waste Management, Inc.), FRN, 5.5%, 2027 (b)	$750,000	$808,365

Industrial Revenue - Other - 1.3%
Massachusetts Development Finance Agency Rev., Resource Recovery (Fluor Corp.), 5.625%, 2019	$1,675,000	$1,677,915
Massachusetts Industrial Finance Agency Rev. (Welch Foods, Inc.), 5.6%, 2017	2,100,000	2,106,195

		$3,784,110
Miscellaneous Revenue - Other - 5.1%
Martha’s Vineyard, MA, Land Bank Rev., AMBAC, 5%, 2029	$785,000	$817,004
Massachusetts Development Finance Agency Rev., 5.5%, 2020	1,205,000	1,454,290
Massachusetts Health & Educational Facilities Authority Rev., 5.5%, 2034	1,500,000	1,685,115
Massachusetts Health & Educational Facilities Authority Rev. (The Sterling & Francine Clark Art Institute), “B”, 5%, 2030	3,500,000	3,999,310
Massachusetts Health & Educational Facilities Authority Rev. (The Sterling & Francine Clark Art Institute), “B”, 5%, 2040	1,700,000	1,887,629
Massachusetts Port Authority Facilities Rev. (Boston Fuel Project), FGIC, 5%, 2024	2,000,000	2,111,840
Massachusetts Port Authority Facilities Rev. (Conrac Project), “A”, 5.125%, 2041	3,000,000	3,231,570

		$15,186,758
Multi-Family Housing Revenue - 5.2%
Massachusetts Development Finance Agency Rev. (Credit Housing-Chelsea Homes), “I-A”, LOC, 5%, 2024	$1,185,000	$1,204,576
Massachusetts Development Finance Agency Rev. (Morville House Apartments), “A”, LOC, 4.95%, 2023	2,500,000	2,532,250
Massachusetts Housing Finance Agency Rev., “A”, 5.25%, 2035	1,000,000	1,057,560
Massachusetts Housing Finance Agency Rev., “A”, 5.25%, 2048	1,000,000	1,013,100

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Multi-Family Housing Revenue - continued
Massachusetts Housing Finance Agency Rev., “C”, 5.35%, 2049	$1,680,000	$1,741,774
Massachusetts Housing Finance Agency Rev., “F”, 5.125%, 2034	720,000	724,831
Massachusetts Housing Finance Agency Rev., “P”, 5%, 2023	1,240,000	1,249,660
Massachusetts Housing Finance Agency Rev., “P”, 5.2%, 2045	1,445,000	1,448,858
Massachusetts Housing Finance Agency, “B”, 5.25%, 2030	1,700,000	1,762,203
Massachusetts Housing Finance Agency, Multi-Family Housing, “A”, 4.75%, 2030	1,425,000	1,501,850
Massachusetts Housing Finance Agency, Multi-Family Housing, “A”, 4.875%, 2032	1,190,000	1,260,008

		$15,496,670
Parking - 1.1%
Boston, MA, Metropolitan Transit Parking Corp., Systemwide Parking Rev., 5.25%, 2036	$3,000,000	$3,311,790

Port Revenue - 1.2%
Massachusetts Port Authority Rev., “A”, NATL, 5%, 2033	$1,265,000	$1,287,479
Massachusetts Port Authority Rev., “B”, 5%, 2040	2,000,000	2,192,900
Massachusetts Port Authority Rev., ETM, 13%, 2013 (c)	125,000	132,846

		$3,613,225
Sales & Excise Tax Revenue - 10.1%
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 2041	$985,000	$1,105,466
Guam Government Business Privilege Tax Rev., “B-1”, 5%, 2037	555,000	591,242
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A”, 5%, 2024	1,590,000	1,993,955
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A”, 5%, 2031	2,045,000	2,539,215
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 2029	1,850,000	2,377,935
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 2032	1,945,000	2,480,283
Massachusetts Bay Transportation Authority, Sales Tax Rev., Capital Appreciation, 0%, 2034	4,000,000	1,468,320
Massachusetts School Building Authority, Dedicated Sales Tax Rev., AMBAC, 4.75%, 2032	2,000,000	2,157,760
Massachusetts School Building Authority, Dedicated Sales Tax Rev., “A”, 5%, 2030	3,000,000	3,506,460
Massachusetts School Building Authority, Dedicated Sales Tax Rev., “A”, AMBAC, 4.5%, 2035	950,000	1,004,559
Massachusetts School Building Authority, Dedicated Sales Tax Rev., “B”, 5%, 2032	3,000,000	3,456,390
Puerto Rico Infrastructure Financing Authority, Special Tax Rev., “C”, FGIC, 5.5%, 2022	1,050,000	1,176,809
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 2019 (c)	10,000	12,892
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 2028	1,040,000	1,168,596
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.375%, 2039	705,000	751,643
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 6%, 2039	1,070,000	1,209,261
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5.25%, 2041	1,060,000	1,115,480
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, 0% to 2016, 6.75% to 2032	1,175,000	1,188,630
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, AMBAC, 0%, 2054	8,490,000	723,348

		$30,028,244
Single Family Housing Revenue - Local - 0.3%
Massachusetts Housing Finance Agency, Single Family Housing Rev., “157”, 4.35%, 2027	$1,000,000	$1,014,630

Single Family Housing - State - 2.0%
Massachusetts Housing Finance Agency, Single Family Housing Rev., “102”, 5%, 2029	$1,500,000	$1,502,385
Massachusetts Housing Finance Agency, Single Family Housing Rev., “122”, 4.85%, 2031	1,625,000	1,649,099
Massachusetts Housing Finance Agency, Single Family Housing Rev., “128”, AGM, 4.875%, 2038	1,070,000	1,079,149
Massachusetts Housing Finance Agency, Single Family Housing Rev., “138”, 5.35%, 2033	1,660,000	1,756,197

		$5,986,830
Solid Waste Revenue - 0.7%
Massachusetts Development Finance Agency, Resource Recovery Rev. (Ogden Haverhill Associates), “A”, 6.7%, 2014	$70,000	$70,401
Massachusetts Development Finance Agency, Resource Recovery Rev. (Ogden Haverhill Associates), “A”, 5.6%, 2019	1,925,000	1,930,255

		$2,000,656

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
State & Agency - Other - 0.5%
Massachusetts Development Finance Agency Rev. (Visual & Performing Arts Project), 6%, 2015	$1,235,000	$1,407,233

State & Local Agencies - 3.7%
Delaware Valley, PA, Regional Finance Authority, “C”, FRN, 1.063%, 2037	$1,370,000	$893,857
Massachusetts College Building Authority Project Rev., “A”, SYNCORA, 5%, 2043	2,110,000	2,191,910
Massachusetts College Building Authority Project Rev., Capital Appreciation, “A”, SYNCORA, 0%, 2022	8,310,000	6,220,700
Massachusetts State College, Building Authority Project Rev., “A”, 5.5%, 2049	1,680,000	1,866,110

		$11,172,577
Student Loan Revenue - 4.5%
Massachusetts Educational Financing Authority, “J”, 5.625%, 2029	$2,000,000	$2,151,060
Massachusetts Educational Financing Authority, Education Loan Rev., “E”, AMBAC, 5%, 2015	90,000	90,214
Massachusetts Educational Financing Authority, Education Loan Rev., “H”, ASSD GTY, 6.35%, 2030	1,845,000	2,017,803
Massachusetts Educational Financing Authority, Education Loan Rev., “I”, 6%, 2028	1,240,000	1,410,289
Massachusetts Educational Financing Authority, Education Loan Rev., “I-A”, 5.5%, 2022	3,000,000	3,473,550
Massachusetts Educational Financing Authority, Education Loan Rev., “I-A”, 5.15%, 2026	1,735,000	1,914,937
Massachusetts Educational Financing Authority, Education Loan Rev., “I-A”, 5.2%, 2027	830,000	914,204
Massachusetts Educational Financing Authority, Education Loan Rev., “Issue E”, AMBAC, 5.3%, 2016	1,360,000	1,363,074

		$13,335,131
Tax - Other - 1.0%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 2024	$260,000	$277,896
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 2029	85,000	90,522
Massachusetts Special Obligation Dedicated Tax Rev., NATL, 5.5%, 2023	1,585,000	1,915,504
Virgin Islands Public Finance Authority Rev. (Diageo), “A”, 6.625%, 2029	600,000	692,796

		$2,976,718
Tobacco - 1.5%
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.125%, 2024	$315,000	$253,118
Children’s Trust Fund, Tobacco Settlement Rev., Puerto Rico, 5.5%, 2039	400,000	400,000
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5.75%, 2047	440,000	353,267
Illinois Railsplitter Tobacco Settlement Authority, 6%, 2028	1,335,000	1,544,168
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 2041	960,000	743,587
Tobacco Securitization Authority, Minnesota Tobacco Settlement Rev., “B”, 5.25%, 2031	945,000	1,050,802

		$4,344,942
Toll Roads - 1.5%
Massachusetts Department of Transportation, Metropolitan Highway System Rev., “B”, 5%, 2015	$1,500,000	$1,638,975
Massachusetts Department of Transportation, Metropolitan Highway System Rev., “B”, 5%, 2032	2,600,000	2,840,630

		$4,479,605
Transportation - Special Tax - 0.1%
Massachusetts Bay Transportation Authority, Sales Tax Rev., ETM, “C”, 5.5%, 2016 (c)	$200,000	$238,396

Universities - Colleges - 18.7%
Illinois Finance Authority Rev. (Roosevelt University Project), 6.25%, 2029	$2,005,000	$2,206,563
Massachusetts Development Finance Agency Higher Education Rev. (Emerson College), “A”, 5%, 2023	1,750,000	1,885,293
Massachusetts Development Finance Agency Rev. (Boston College), “R-1”, 5%, 2024	3,950,000	4,692,561
Massachusetts Development Finance Agency Rev. (Boston University), “V-1”, 5%, 2029	2,165,000	2,388,450
Massachusetts Development Finance Agency Rev. (Curry College), “A”, ACA, 5%, 2036	2,000,000	2,025,840
Massachusetts Development Finance Agency Rev. (Hampshire College), 5.7%, 2034	1,000,000	1,034,040
Massachusetts Development Finance Agency Rev. (New England Conservatory of Music), 5.25%, 2038	2,000,000	2,091,860
Massachusetts Development Finance Agency Rev. (Pharmacy & Allied Health Sciences), 5.75%, 2013 (c)	1,000,000	1,064,260
Massachusetts Development Finance Agency Rev. (Simmons College), SYNCORA, 5.25%, 2026	2,250,000	2,571,368
Massachusetts Development Finance Agency Rev. (Suffolk University), 5.125%, 2040	1,000,000	1,077,700

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Universities - Colleges - continued
Massachusetts Development Finance Agency Rev. (The Broad Institute, Inc.), “A”, 5.25%, 2037	$2,000,000	$2,178,100
Massachusetts Development Finance Agency Rev. (Western New England College), 6.125%, 2012 (c)	1,115,000	1,150,936
Massachusetts Development Finance Agency Rev. (Wheelock College), “C”, 5.25%, 2037	1,500,000	1,554,000
Massachusetts Health & Educational Facilities Authority Rev. (Berklee College of Music), “A”, 5%, 2027	905,000	980,233
Massachusetts Health & Educational Facilities Authority Rev. (Berklee College of Music), “A”, 5%, 2037	2,000,000	2,106,120
Massachusetts Health & Educational Facilities Authority Rev. (Boston College), 5.5%, 2027	1,735,000	2,270,334
Massachusetts Health & Educational Facilities Authority Rev. (Harvard University), 5.5%, 2036 (f)	1,500,000	1,808,100
Massachusetts Health & Educational Facilities Authority Rev. (Lesley University), “A”, ASSD GTY, 5.25%, 2039	1,000,000	1,073,660
Massachusetts Health & Educational Facilities Authority Rev. (Massachusetts Institute of Technology), “A”, 5%, 2038	750,000	843,045
Massachusetts Health & Educational Facilities Authority Rev. (Massachusetts Institute of Technology), “I-1”, 5.2%, 2028	1,000,000	1,335,820
Massachusetts Health & Educational Facilities Authority Rev. (Northeastern University), “A”, 5%, 2035	1,500,000	1,628,430
Massachusetts Health & Educational Facilities Authority Rev. (Northeastern University), “T-1”, 5%, 2030	1,500,000	1,686,645
Massachusetts Health & Educational Facilities Authority Rev. (Northeastern University), “T-1”, 5%, 2031	1,250,000	1,397,563
Massachusetts Health & Educational Facilities Authority Rev. (Simmons College), “I”, 8%, 2029	500,000	593,610
Massachusetts Health & Educational Facilities Authority Rev. (Stonehill College), MSQLF, 4.875%, 2027	250,000	279,188
Massachusetts Health & Educational Facilities Authority Rev. (Stonehill College), 5%, 2028	640,000	715,456
Massachusetts Health & Educational Facilities Authority Rev. (Stonehill College), 5%, 2029	300,000	333,378
Massachusetts Health & Educational Facilities Authority Rev. (Suffolk University), “A”, 6.25%, 2030	2,000,000	2,322,240
Massachusetts Health & Educational Facilities Authority Rev. (Wheaton College), “F”, 5%, 2041	500,000	537,435
Massachusetts Health & Higher Educational Facilities Authority Rev. (Williams College), “H”, 5%, 2028	1,000,000	1,039,870
Massachusetts State College, Building Authority Project Rev., “A”, 5%, 2029	2,000,000	2,352,920
Massachusetts State College, Building Authority Project Rev., “A”, 5%, 2036	1,000,000	1,132,610
Pinellas County, FL, Educational Facilities Authority Rev. (Barry University), 6%, 2041	295,000	335,536
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 2042	180,000	180,052
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 2032	110,000	109,923
University of Massachusetts Building Authority Project Rev., 5%, 2034	1,000,000	1,097,920
University of Massachusetts Building Authority Project Rev., “1”, 5%, 2019	3,000,000	3,688,110

		$55,769,169
Universities - Secondary Schools - 3.0%
La Vernia, TX, Higher Education Finance Corp. Rev. (Lifeschool of Dallas), “A”, 7.5%, 2041	$665,000	$778,595
Massachusetts Development Finance Agency Rev. (Belmont Hill School), 4.375%, 2031	1,080,000	1,110,823
Massachusetts Development Finance Agency Rev. (Belmont Hill School), 4.5%, 2036	1,000,000	1,016,970
Massachusetts Development Finance Agency Rev. (Dexter School), 4.75%, 2032	1,130,000	1,165,279
Massachusetts Development Finance Agency Rev. (Dexter School), 5%, 2037	2,000,000	2,052,380
Massachusetts Development Finance Agency Rev. (Foxborough Regional Charter School), “A”, 6.375%, 2030	1,000,000	1,127,510
Massachusetts Development Finance Agency Rev. (Middlesex School), 5.125%, 2023	500,000	510,010
Massachusetts Development Finance Agency Rev. (Milton Academy), “A”, 5%, 2028	1,000,000	1,149,940

		$8,911,507
Utilities - Investor Owned - 0.4%
Massachusetts Development Finance Agency, Solid Waste Disposal Rev. (Dominion Energy Brayton), 5.75%, 2042 (b)	$1,000,000	$1,197,100

Utilities - Municipal Owned - 0.2%
Guam Power Authority Rev., “A”, 5.5%, 2030	$590,000	$615,742

Utilities - Other - 1.5%
Nebraska Central Plains Energy Project, Gas Project Rev., “3”, 5%, 2032	$1,270,000	$1,294,244
Nebraska Central Plains Energy Project, Gas Project Rev., “3”, 5%, 2042	495,000	491,916
Salt Verde Financial Corp., AZ, Senior Gas Rev., 5%, 2037	645,000	642,214
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2019	805,000	885,428
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2021	405,000	442,495

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Utilities - Other - continued
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2022	$210,000	$225,727
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2021	480,000	513,091

		$4,495,115
Water & Sewer Utility Revenue - 4.8%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 5%, 2033	$705,000	$703,181
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 5.125%, 2037	380,000	377,614
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 5.75%, 2037	655,000	684,868
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2038	2,000,000	2,104,500
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 2041	1,155,000	1,277,753
Guam Government Waterworks Authority, Water & Wastewater System Rev., 5.625%, 2040	305,000	308,416
Massachusetts Water Pollution Abatement Trust, 5.25%, 2027	1,280,000	1,657,907
Massachusetts Water Pollution Abatement Trust, 5.25%, 2033	2,000,000	2,603,180
Massachusetts Water Pollution Abatement Trust (MWRA Program), “A”, 5%, 2032	75,000	75,167
Massachusetts Water Pollution Abatement Trust Rev., Unrefunded Balance, “5”, 5.75%, 2017	25,000	25,091
Massachusetts Water Pollution Abatement Trust, “10”, 5%, 2029	160,000	170,299
Massachusetts Water Pollution Abatement Trust, “10”, 5%, 2034	145,000	154,151
Massachusetts Water Resources Authority, “B”, AGM, 5.25%, 2029	595,000	766,336
Massachusetts Water Resources Authority, General Rev., “B”, AGM, 5.25%, 2031	1,625,000	2,086,939
Massachusetts Water Resources Authority, General Rev., “B”, 5%, 2034	655,000	729,513
Massachusetts Water Resources Authority, General Rev., “J”, AGM, 5%, 2023	500,000	501,745

		$14,226,660
Total Municipal Bonds		$288,602,175

Money Market Funds - 2.6%
MFS Institutional Money Market Portfolio, 0.14%, at Cost and Net Asset Value (v)	7,865,795	$7,865,795
Total Investments		$296,467,970

Other Assets, Less Liabilities - 0.5%		1,460,335
Net Assets - 100.0%		$297,928,305

(b)	Mandatory tender date is earlier than stated maturity date.
(c)	Refunded bond.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ETM	Escrowed to Maturity
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
LOC	Letter of Credit

Insurers
ACA	ACA Financial Guaranty Corp.
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
FGIC	Financial Guaranty Insurance Co.
MSQLF	Michigan Student Qualified Loan Fund
NATL	National Public Finance Guarantee Corp.
SYNCORA	Syncora Guarantee Inc.

6

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 6/30/12

Futures Contracts Outstanding at 6/30/12

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr (Short)	USD	20	$2,959,375	September - 2012	$(11,945)
U.S. Treasury Note 10 yr (Short)	USD	10	1,333,750	September - 2012	(3,629)

					$(15,574)

At June 30, 2012, the fund had liquid securities with an aggregate value of $85,583 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

7

Supplemental Information

6/30/12 (unaudited)

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts. The following is a summary of the levels used as of June 30, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$288,602,175	$—	$288,602,175
Mutual Funds	7,865,795	—	—	7,865,795
Total Investments	$7,865,795	$288,602,175	$—	$296,467,970

Other Financial Instruments
Futures Contracts	$(15,574)	$—	$—	$(15,574)

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$270,398,049
Gross unrealized appreciation	$26,271,839
Gross unrealized depreciation	(201,918)
Net unrealized appreciation (depreciation)	$26,069,921

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

8

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	6,347,027	13,725,792	(12,207,024)	7,865,795

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,494	$7,865,795

9

QUARTERLY REPORT

June 30, 2012

MFS® MISSISSIPPI MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS

6/30/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Municipal Bonds - 96.4%
Airport Revenue - 1.3%
Jackson, MS, Municipal Airport Authority, Airport Rev., “A”, AMBAC, 5%, 2031	$1,510,000	$1,578,230

General Obligations - General Purpose - 9.5%
Canton, MS, Mississippi Development Bank Special Obligation, “A”, AGM, 5.75%, 2031	$625,000	$717,594
Commonwealth of Puerto Rico, “A”, 5.25%, 2027	455,000	472,545
Commonwealth of Puerto Rico, “A”, 5.375%, 2033	220,000	227,440
Commonwealth of Puerto Rico, “A”, 6%, 2038	365,000	394,853
Commonwealth of Puerto Rico, Public Improvement, FGIC, 5.5%, 2016	2,220,000	2,482,093
Commonwealth of Puerto Rico, Public Improvement, “B”, 6.5%, 2037	1,250,000	1,409,663
Desoto County, MS, 4%, 2022	1,000,000	1,163,550
Jackson County, MS, Development Bank Special Obligations, AGM, 5.25%, 2020	620,000	750,603
Jackson County, MS, Development Bank Special Obligations, ASSD GTY, 5.625%, 2039	1,000,000	1,105,280
Puerto Rico Public Buildings Authority Rev., Guaranteed (Government Facilities), “I”, 5.25%, 2033	410,000	415,240
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2023	335,000	389,494
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2031	370,000	445,702
State of California, 5.125%, 2033	530,000	563,623
State of California, 6%, 2039	700,000	817,551

		$11,355,231
General Obligations - Improvement - 3.8%
Guam Government, “A”, 6.75%, 2029	$35,000	$38,437
Guam Government, “A”, 5.25%, 2037	155,000	154,343
Guam Government, “A”, 7%, 2039	40,000	44,405
Mississippi Development Bank Special Obligation (Greenville, MS Project), 5%, 2027	215,000	209,730
State of Mississippi, “A”, 5%, 2018	500,000	609,505
State of Mississippi, Capital Improvement Projects, “A”, 5%, 2030	1,000,000	1,172,630
State of Mississippi, Capital Improvement Projects, “A”, 5%, 2036	2,000,000	2,285,880

		$4,514,930
General Obligations - Schools - 0.5%
Jackson, MS, Public School District, Capital Appreciation, “B”, AMBAC, 0%, 2023	$1,000,000	$557,280

Healthcare Revenue - Hospitals - 11.9%
Brazoria County, TX, Health Facilities Development Corp., Hospital Rev. (Brazosport Regional Health System), 5.25%, 2032	$270,000	$262,192
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital), NATL, 6.125%, 2015	1,425,000	1,430,558
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital), NATL, 6.2%, 2018	1,000,000	1,003,930
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital), 5.75%, 2031	500,000	500,530
Illinois Finance Authority Rev. (Resurrection Health), 6.125%, 2025	105,000	120,230
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 2044	325,000	371,196
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 2040	380,000	437,300
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	320,000	331,770
Martin County, FL, Health Facilities Authority Rev. (Martin Memorial Medical Center), 5.5%, 2042	185,000	195,950
Miami-Dade County, FL, Health Facilities Authority Hospital Rev. (Variety Children’s Hospital), “A”, 6%, 2030	80,000	93,650
Mississippi Development Bank Special Obligation (Magnolia Regional Health Center Project), “A”, 6.75%, 2036	500,000	564,850
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), “B-1”, 5%, 2024	1,000,000	1,047,600
Mississippi Hospital Equipment & Facilities Authority Rev. (Clay County Medical Corp.), 5%, 2039	2,000,000	2,156,560
Mississippi Hospital Equipment & Facilities Authority Rev. (Delta Regional Medical Center), FHA, 5%, 2035	1,000,000	1,032,520
Mississippi Hospital Equipment & Facilities Authority Rev. (Forrest County General Hospital), 5.25%, 2029	1,000,000	1,078,190
Mississippi Hospital Equipment & Facilities Authority Rev., Refunding & Improvement, Hospital South Central, 5.25%, 2031	500,000	516,225
Mississippi Hospital Equipment & Facilities Authority Rev., Refunding & Improvement, Southwest Regional Medical Center, 5.5%, 2019	250,000	255,723

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Mississippi Hospital Equipment & Facilities Authority Rev., Refunding & Improvement, Southwest Regional Medical Center, 5.75%, 2023	$250,000	$254,700
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 2027	215,000	241,636
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6.125%, 2039	550,000	591,982
St. Petersburg, FL, Health Facilities Authority Rev., 6.5%, 2039	135,000	161,268
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 6.75%, 2029	75,000	88,267
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 7%, 2039	185,000	212,591
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2039	640,000	750,093
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 2031	430,000	446,043

		$14,145,554
Industrial Revenue - Other - 0.5%
Liberty, NY, Development Corp. Rev. (Goldman Sachs Headquarters), 5.25%, 2035	$510,000	$571,858

Industrial Revenue - Paper - 1.4%
Lowndes County, MS, Solid Waste Disposal & Pollution Control Rev. (Weyerhaeuser Co.), 6.8%, 2022	$750,000	$843,765
Warren County, MS, Environmental Improvement Rev. (International Paper Co.), “A”, 4.4%, 2015	750,000	798,315

		$1,642,080
Miscellaneous Revenue - Other - 0.5%
Citizens Property Insurance Corp., FL, “A-1”, 5%, 2019	$50,000	$56,494
Citizens Property Insurance Corp., FL, “A-1”, 5%, 2020	500,000	563,155

		$619,649
Multi-Family Housing Revenue - 0.9%
Mississippi Home Corp. Rev. (Kirkwood Apartments Project), 6.8%, 2037 (d)(q)	$150,000	$95,612
Mississippi Home Corp., Multifamily Rev. (Providence Place of Senatobia LLC), GNMA, 5.35%, 2048	1,000,000	994,860

		$1,090,472
Sales & Excise Tax Revenue - 2.6%
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 2041	$450,000	$505,035
Guam Government Business Privilege Tax Rev., “A”, 5.25%, 2036	295,000	325,347
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 2029	750,000	964,028
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 5.25%, 2057	720,000	757,548
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.375%, 2039	315,000	335,840
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, 0%, 2033	620,000	191,648

		$3,079,446
Single Family Housing - Other - 1.3%
Mississippi Business Finance Corp., Rev. (Statesman Housing LLC Project), “A”, 4.75%, 2039	$1,500,000	$1,545,330

Single Family Housing - State - 4.1%
Mississippi Home Corp. Rev., Single Family Mortgage Rev., “A-2“, GNMA, 5.3%, 2034	$190,000	$202,063
Mississippi Home Corp. Rev., Single Family Rev., “A-2“, GNMA, 5.625%, 2039	240,000	253,121
Mississippi Home Corp. Rev., Single Family Rev., “A-2”, GNMA, 5.3%, 2023	350,000	352,083
Mississippi Home Corp. Rev., Single Family Rev., “B”, GNMA, 5.3%, 2035	310,000	312,864
Mississippi Home Corp. Rev., Single Family Rev., “B-2”, GNMA, 6.375%, 2032	155,000	162,973
Mississippi Home Corp. Rev., Single Family Rev., “B-2”, GNMA, 6.45%, 2033	165,000	173,435
Mississippi Home Corp. Rev., Single Family Rev., “C”, GNMA, 4.95%, 2025	350,000	354,057
Mississippi Home Corp., Homeownership Mortgage Rev., “A”, 4.55%, 2031	1,940,000	2,029,046
Mississippi Home Corp., Single Family Rev., “A-2”, GNMA, 6.5%, 2032	75,000	79,166
Mississippi Housing Finance Corp., Single Family Mortgage Rev., Capital Appreciation, ETM, 0%, 2015 (c)	1,000,000	979,330

		$4,898,138

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
State & Agency - Other - 0.9%
Mississippi Development Bank Special Obligations, Harrison County Mississippi Highway Construction, “N”, FGIC, 5%, 2026	$1,000,000	$1,093,180

State & Local Agencies - 18.0%
Los Angeles, CA, Municipal Improvement Corp. Lease Rev. (Real Property), “E”, 6%, 2039	$190,000	$214,314
Mississippi Development Bank (Harrison County Coliseum), “A”, 5.25%, 2034	1,000,000	1,214,640
Mississippi Development Bank Special Obligation (Capital Project & Equipment Prepayment), AGM, 5%, 2028	1,320,000	1,417,416
Mississippi Development Bank Special Obligation (Department of Corrections), “C”, 5.25%, 2027	1,000,000	1,131,120
Mississippi Development Bank Special Obligation (Department of Rehabilitation Services Capital Improvement Project), AGM, 5%, 2023	345,000	406,148
Mississippi Development Bank Special Obligation (Department of Rehabilitation Services Capital Improvement Project), AGM, 5%, 2024	360,000	419,134
Mississippi Development Bank Special Obligation (Department of Rehabilitation Services Capital Improvement Project), AGM, 5%, 2025	380,000	439,166
Mississippi Development Bank Special Obligation (Forrest County Public Improvement Project), 5%, 2029	1,000,000	1,094,380
Mississippi Development Bank Special Obligation (Harrison County), “D”, ASSD GTY, 4.75%, 2028	1,120,000	1,248,173
Mississippi Development Bank Special Obligation (Jackson County), ASSD GTY, 5%, 2022	500,000	577,425
Mississippi Development Bank Special Obligation (Jackson County), ASSD GTY, 5.375%, 2036	500,000	548,710
Mississippi Development Bank Special Obligation (Jackson Public School District), AGM, 5.375%, 2028	1,000,000	1,103,230
Mississippi Development Bank Special Obligation (Mississippi Highway Construction), AMBAC, 4.75%, 2035	1,000,000	1,070,690
Mississippi Development Bank Special Obligation (Mississippi Highway), 5%, 2025	1,000,000	1,201,260
Mississippi Development Bank Special Obligation (Montfort Jones Memorial Hospital Project), 5.75%, 2036	500,000	547,345
Mississippi Development Bank Special Obligation (Southaven Water & Sewer System), ASSD GTY, 5%, 2029	750,000	837,945
Mississippi Development Bank Special Obligation (Washington County Regional Correctional Facility), ASSD GTY, 4.75%, 2031	1,200,000	1,321,308
Mississippi Development Bank Special Obligations (City of Jackson, MS), AMBAC, 4.375%, 2031	1,400,000	1,446,004
Mississippi Development Bank Special Obligations (DeSoto County Regional Utility Authority), 5.25%, 2031	905,000	964,875
Mississippi Development Bank Special Obligations (Mississippi, Ltd. Tax Hospital Rev.), 5.1%, 2020	1,000,000	1,041,150
Mississippi Development Bank Special Obligations (Natchez Mississippi Convention Center), AMBAC, 6%, 2013 (c)	750,000	797,715
Mississippi Development Bank Special Obligations (Tunica County Building Project), AMBAC, 5%, 2026	1,695,000	1,774,733
Mississippi Development Bank Special Obligations, Madison County (Highway Construction), FGIC, 5%, 2027	500,000	567,095

		$21,383,976
Tax - Other - 1.5%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 2024	$125,000	$133,604
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 2029	40,000	42,598
Virgin Islands Public Finance Authority Rev. (Diageo Project), “A”, 6.75%, 2037	110,000	126,529
Virgin Islands Public Finance Authority Rev., “A”, 5.25%, 2024	135,000	140,689
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 2029	790,000	840,205
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 2039	95,000	96,783
Virgin Islands Public Finance Authority Rev., “B”, 5%, 2025	85,000	91,788
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 6%, 2039	295,000	325,120

		$1,797,316
Tobacco - 1.7%
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.125%, 2024	$150,000	$120,533
Illinois Railsplitter Tobacco Settlement Authority, 5.5%, 2023	545,000	626,412
Illinois Railsplitter Tobacco Settlement Authority, 6%, 2028	420,000	485,806
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 2041	530,000	410,522
Tobacco Securitization Authority, Minnesota Tobacco Settlement Rev., “B”, 5.25%, 2031	370,000	411,425

		$2,054,698
Toll Roads - 0.6%
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.25%, 2032	$110,000	$114,511
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 2037	195,000	214,369
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 2042	310,000	326,303

		$655,183

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Transportation - Special Tax - 2.1%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., AGM, 5.25%, 2033	$1,135,000	$1,298,429
Mississippi Development Bank Special Obligations, Madison County (Road & Bridge), AMBAC, 5.1%, 2013 (c)	1,175,000	1,224,315

		$2,522,744
Universities - Colleges - 15.1%
Alcorn State University, MS, Educational Building Corp. Rev. (Student Housing Project), “A”, 5.125%, 2034	$1,000,000	$1,095,400
Alcorn State University, MS, Educational Building Corp. Rev. (Student Housing Project), “A”, 5.25%, 2039	920,000	1,007,676
Florida Higher Educational Facilities, Financial Authority Rev. (University of Tampa Project), “A”, 5%, 2032	15,000	16,212
Florida Higher Educational Facilities, Financial Authority Rev. (University of Tampa Project), “A”, 5.25%, 2042	135,000	147,240
Jackson State University, Educational Building Corp. Rev. (Campus Facilities), “A”, FGIC, 5%, 2014 (c)	3,100,000	3,300,942
Jackson State University, Educational Building Corp. Rev., “A-1”, 5%, 2034	1,500,000	1,650,945
Massachusetts Health & Educational Facilities Authority Rev. (Massachusetts Institute of Technology), “I-1”, 5.2%, 2028	920,000	1,228,954
Massachusetts State College, Building Authority Project Rev., “A”, 5%, 2036	360,000	407,740
Medical Center, Educational Building Corp. Rev. (University of Mississippi Medical Center), “A”, 5%, 2041	1,000,000	1,098,250
Medical Center, Educational Building Corp. Rev. (University of Mississippi Medical Center), “B”, AMBAC, 5.5%, 2023	1,000,000	1,203,770
Mississippi Valley State University, Educational Building Corp. Rev., AMBAC, 4.5%, 2037	2,000,000	2,069,500
University of Mississippi, Educational Building Corp. Rev. (Residential College Project), “A”, 5%, 2033	1,500,000	1,629,420
University of Mississippi, Educational Building Corp. Rev. (Residential College Project), “C”, 4.75%, 2034	715,000	765,100
University of Southern Mississippi, COP (Package Facilities Project), ASSD GTY, 5.125%, 2039	500,000	533,870
University of Southern Mississippi, Educational Building Corp. Rev. (Athletics Facilities Improvement Project), AGM, 5%, 2034	750,000	799,905
University of Southern Mississippi, Educational Building Corp. Rev., “B”, AGM, 5%, 2032	1,000,000	1,067,290

		$18,022,214
Universities - Dormitories - 1.0%
Mississippi State University, Educational Building Corp., 5%, 2036	$1,000,000	$1,100,190
Oregon Facilities Authority, Student Housing Rev. (Southern Oregon University), ASSD GTY, 4.7%, 2033	35,000	36,271
Oregon Facilities Authority, Student Housing Rev. (Southern Oregon University), ASSD GTY, 5%, 2044	40,000	41,989

		$1,178,450
Utilities - Investor Owned - 1.0%
Farmington, NM, Pollution Control Rev. (Arizona Public Service Co.), “A”, 4.7%, 2024	$410,000	$452,714
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.625%, 2020	370,000	449,972
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.5%, 2029 (b)	265,000	308,773

		$1,211,459
Utilities - Municipal Owned - 5.1%
Guam Power Authority Rev., “A”, AMBAC, 5.25%, 2013	$1,000,000	$1,001,380
Long Island, NY, Power Authority, Electric Systems Rev., “A”, 6%, 2033	155,000	183,908
Mississippi Business Finance Corp., Gulf Opportunity Zone Rev., “A”, 5%, 2037	1,000,000	1,065,280
Mississippi Development Bank Special Obligation (Columbus Electric Systems Project), ASSD GTY, 4.7%, 2027	155,000	172,951
Mississippi Development Bank Special Obligation (Columbus Electric Systems Project), ASSD GTY, 4.75%, 2028	100,000	111,426
Mississippi Development Bank Special Obligation (Columbus Electric Systems Project), ASSD GTY, 4.85%, 2029	485,000	541,512
Mississippi Development Bank Special Obligation (Municipal Energy Agency Power Supply Project), “A”, SYNCORA, 5%, 2026	1,000,000	1,052,410
Puerto Rico Electric Power Authority Rev., “WW”, 5.25%, 2025	1,000,000	1,082,020
Puerto Rico Electric Power Authority, Power Rev., “A”, 5%, 2042	825,000	826,922

		$6,037,809
Utilities - Other - 1.4%
Nebraska Central Plains Energy Project, Gas Project Rev., “3”, 5%, 2032	$505,000	$514,640
Nebraska Central Plains Energy Project, Gas Project Rev., “3”, 5%, 2042	195,000	193,785
Salt Verde Financial Corp., AZ, Senior Gas Rev., 5%, 2037	255,000	253,898
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2019	375,000	412,466
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2021	185,000	202,127
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2022	95,000	102,115

		$1,679,031

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Water & Sewer Utility Revenue - 9.7%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	$2,000,000	$2,100,280
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 2041	460,000	508,889
Grenada, MS, Development Bank Special Obligations (Water & Sewer Systems Project), “N”, AGM, 5%, 2030	1,000,000	1,053,270
Guam Government Waterworks Authority, Water & Wastewater System Rev., 5.625%, 2040	285,000	288,192
Mississippi Development Bank Special Obligations (Combined Water Sewer & Solid Waste Management), AGM, 5.25%, 2021	1,270,000	1,350,124
Mississippi Development Bank Special Obligations (Combined Water Sewer & Solid Waste Management), AGM, 5.05%, 2027	1,610,000	1,700,273
Mississippi Development Bank Special Obligations (Jackson Water & Sewer System Project), AGM, 5%, 2029	2,000,000	2,130,720
Mississippi Development Bank Special Obligations (Jackson Water & Sewer System Project), FGIC, 5%, 2012 (c)	250,000	251,878
Mississippi Development Bank Special Obligations (Jackson Water & Sewer System Project), “A”, AGM, 5%, 2023	1,220,000	1,432,170
San Francisco, CA, City & County Public Utilities Commission Water Rev., “A”, 5.25%, 2031	695,000	788,283

		$11,604,079
Total Municipal Bonds		$114,838,337

Money Market Funds - 0.8%
MFS Institutional Money Market Portfolio, 0.14%, at Net Asset Value (v)	924,853	$924,853
Total Investments		$115,763,190

Other Assets, Less Liabilities - 2.8%		3,303,037
Net Assets - 100.0%		$119,066,227

(b)	Mandatory tender date is earlier than stated maturity date.
(c)	Refunded bond.
(d)	In default. Interest and/or scheduled principal payment(s) have been missed.
(q)	Interest received was less than stated coupon rate.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

COP	Certificate of Participation
ETM	Escrowed to Maturity

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
SYNCORA	Syncora Guarantee Inc.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

5

Supplemental Information

6/30/12 (unaudited)

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$114,838,337	$—	$114,838,337
Mutual Funds	924,853	—	—	924,853
Total Investments	$924,853	$114,838,337	$—	$115,763,190

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$108,140,949
Gross unrealized appreciation	$7,715,431
Gross unrealized depreciation	(93,190)
Net unrealized appreciation (depreciation)	$7,622,241

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

6

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	409,619	4,861,469	(4,346,235)	924,853

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$215	$924,853

7

QUARTERLY REPORT

June 30, 2012

MFS® NEW YORK MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS

6/30/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Municipal Bonds - 97.5%
Airport Revenue - 1.8%
Chicago, IL, O’Hare International Airport Rev., Third Lien, “A”, 5.625%, 2035	$555,000	$637,878
New York, NY, City Industrial Development Agency, Special Facilities Rev. (Terminal One Group), 5.5%, 2024	1,000,000	1,046,730
Port Authority NY & NJ, Special Obligation Rev. (JFK International Air Terminal LLC), 6%, 2042	1,160,000	1,316,206
Port Authority NY & NJ, Special Obligation Rev. (JFK International), NATL, 6.25%, 2015	1,000,000	1,105,460

		$4,106,274
General Obligations - General Purpose - 5.4%
Commonwealth of Puerto Rico, “A”, 5.5%, 2018	$1,480,000	$1,653,915
Commonwealth of Puerto Rico, “A”, 5.375%, 2033	495,000	511,741
Commonwealth of Puerto Rico, “A”, 6%, 2038	845,000	914,113
Commonwealth of Puerto Rico, Public Improvement, “B”, 6.5%, 2037	1,600,000	1,804,368
New York, NY, “B”, 5%, 2018	3,000,000	3,609,120
New York, NY, “E-1”, 6.25%, 2028	1,000,000	1,215,930
New York, NY, “J”, FGIC, 5.5%, 2026	5,000	5,016
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2023	340,000	395,308
Puerto Rico Public Buildings Authority Rev., Guaranteed, “S”, 6%, 2041	855,000	928,539
State of California, 5.125%, 2033	990,000	1,052,806

		$12,090,856
General Obligations - Improvement - 0.2%
Guam Government, “A”, 5.25%, 2037	$290,000	$288,770
Guam Government, “A”, 7%, 2039	105,000	116,564

		$405,334
General Obligations - Schools - 0.7%
Port Byron, NY, Central School District, ETM, AMBAC, 7.4%, 2013 (c)	$500,000	$533,700
Port Byron, NY, Central School District, ETM, AMBAC, 7.4%, 2014 (c)	500,000	568,355
Port Byron, NY, Central School District, ETM, AMBAC, 7.4%, 2015 (c)	500,000	600,875

		$1,702,930
Healthcare Revenue - Hospitals - 9.5%
Chautauqua County, NY, Capital Resource Corp., Rev. (Women’s Christian Assn.), “A”, 8%, 2030	$550,000	$595,760
Genesee County, NY, Industrial Development Agency, Civic Facilities Rev. (United Medical Center Project), 5%, 2032	500,000	471,295
Illinois Finance Authority Rev. (Little Company of Mary Hospital and Health Care Centers), 5.375%, 2040	365,000	388,528
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.25%, 2031	215,000	246,156
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.375%, 2041	715,000	819,476
Madison County, NY, Industrial Development Agency, Civic Facilities Rev. (Oneida), 5.25%, 2027	1,425,000	1,442,827
Miami-Dade County, FL, Health Facilities Authority Hospital Rev. (Variety Children’s Hospital), “A”, 6%, 2030	165,000	193,152
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.625%, 2029	145,000	161,256
Monroe County, NY, Industrial Development Agency, Civic Facilities Rev. (Highland Hospital of Rochester), 5%, 2025	995,000	1,033,974
New Hampshire Business Finance Authority Rev. (Huggins Hospital), 6.875%, 2039	35,000	38,078
New York Dormitory Authority Rev., Non-State Supported Debt, 6.25%, 2037	750,000	803,775
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.25%, 2035	1,495,000	1,725,215
New York Dormitory Authority Rev., Non-State Supported Debt (Catholic Health Systems), “A”, 4.75%, 2039	325,000	321,100
New York Dormitory Authority Rev., Non-State Supported Debt (Catholic Health Systems), “B”, 5%, 2032	385,000	400,662
New York Dormitory Authority Rev., Non-State Supported Debt (Catholic Health Systems), “B”, 4.75%, 2039	300,000	296,400
New York Dormitory Authority Rev., Non-State Supported Debt (Hospital Special Surgery), FHA, 6.25%, 2034	2,000,000	2,443,480
New York Dormitory Authority Rev., Non-State Supported Debt (Mount Sinai Hospital), “A”, 5%, 2026	2,000,000	2,181,300
New York Dormitory Authority Rev., Non-State Supported Debt (North Shore Long Island Jewish Obligated Group), “B”, 5%, 2039	1,000,000	1,059,650
New York Dormitory Authority Rev., Non-State Supported Debt (NYU Hospitals Center), “A”, 5.5%, 2025	750,000	891,698
New York, NY, Health & Hospital Corp. Rev., “A”, 5.5%, 2023	1,000,000	1,154,420
Suffolk County, NY, Economic Development Corp. Rev. (Catholic Health Services of Long Island), 5%, 2028	1,000,000	1,107,510

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 6.75%, 2029	$165,000	$194,187
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 7%, 2039	395,000	453,910
Westchester County, NY, Health Care Corp. Rev.,”B”, 6%, 2030	1,000,000	1,152,560
Wisconsin Health & Educational Facilities Authority Rev. (Mercy Alliance), 5%, 2039	700,000	730,541
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 2031	945,000	980,258

		$21,287,168
Healthcare Revenue - Long Term Care - 1.5%
East Rochester, NY, Housing Authority Rev. (Woodland Village Project), 5.5%, 2033	$400,000	$371,728
Nassau County, NY, Industrial Development Agency Continuing Care (Amsterdam at Harborside), 6.7%, 2043	550,000	351,005
Suffolk County, NY, Economic Development Corp. Rev. (Peconic Landing at Southold, Inc.), 6%, 2040	1,000,000	1,098,100
Suffolk County, NY, Industrial Development Agency, Civic Facilities Rev. (Gurwin Jewish Phase II), 6.7%, 2039	380,000	390,488
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7%, 2030	120,000	137,838
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7.125%, 2040	180,000	205,501
Ulster County, NY, Industrial Development Agency (Woodland Pond), “A”, 6%, 2037	500,000	353,650
Westchester County, NY, Industrial Development Agency, Civic Facilities Rev., Continuing Care Retirement (Kendal on Hudson), “A”, 6.5%, 2013 (c)	300,000	309,051
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.25%, 2029	20,000	22,793
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.625%, 2039	130,000	147,703

		$3,387,857
Human Services - 0.8%
Nassau County, NY, Industrial Development Agency, Civic Facility Rev. (Special Needs Facility), “B-1”, 6.5%, 2017	$205,000	$206,919
New York Dormitory Authority Rev. (Jewish Board of Families & Children), AMBAC, 5%, 2023	695,000	703,555
New York Dormitory Authority Rev., Non-State Supported Debt (NYSARC, Inc.), “A”, 6%, 2032	705,000	804,053

		$1,714,527
Industrial Revenue - Airlines - 0.2%
New York, NY, City Industrial Development Agency Special Facility Rev. (American Airlines, Inc. – JFK International Airport), 7.625%, 2025 (d)(q)	$350,000	$372,341
New York, NY, City Industrial Development Agency Special Facility Rev. (American Airlines, Inc. – JFK International Airport), 7.75%, 2031 (d)(q)	100,000	106,383

		$478,724
Industrial Revenue - Other - 1.9%
Liberty, NY, Development Corp. Rev. (Goldman Sachs Headquarters), 5.25%, 2035	$2,180,000	$2,444,412
New York, NY, City Industrial Development Agency Rev., Liberty Bonds (IAC/InterActiveCorp), 5%, 2035	500,000	510,790
Onondaga County, NY, Industrial Development Agency, Sewer Facilities Rev. (Bristol-Meyers Squibb Co.), 5.75%, 2024	1,000,000	1,272,160

		$4,227,362
Industrial Revenue - Paper - 0.5%
Essex County, NY, Industrial Development Agency, Pollution Control Rev. (International Paper Corp.), 6.15%, 2021	$470,000	$470,606
Essex County, NY, Industrial Development Agency, Pollution Control Rev. (International Paper Corp.), 6.45%, 2023	700,000	700,882

		$1,171,488
Miscellaneous Revenue - Entertainment & Tourism - 0.9%
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6.25%, 2040	$1,750,000	$1,948,415

Miscellaneous Revenue - Other - 3.6%
New York Liberty Development Corp., Liberty Rev. (One Bryant Park LLC), 6.375%, 2049	$2,500,000	$2,820,275
New York Liberty Development Corp., Liberty Rev. (World Trade Center Project), 5%, 2044	3,000,000	3,222,480
New York, NY, Industrial Development Agency, Civic Facilities Rev. (United Jewish Appeal), “A”, 5%, 2027	1,000,000	1,052,190
Onondaga County, NY, Industrial Development Authority Rev. (Air Cargo), 6.125%, 2032	1,110,000	1,081,085

		$8,176,030

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Multi-Family Housing Revenue - 2.2%
New York Housing Finance Agency Rev. (Affordable Housing), “D”, 5%, 2040	$1,520,000	$1,575,875
New York Housing Finance Agency Rev., “A”, 5.1%, 2041	785,000	789,891
New York Housing Finance Agency Rev., “A”, 5.25%, 2041	1,000,000	1,041,310
New York, NY, City Housing Development Corp., 5.5%, 2034	15,000	15,055
New York, NY, City Housing Development Corp., “C”, 5%, 2026	500,000	510,075
New York, NY, City Housing Development Corp., Multifamily Housing Rev., 4.8%, 2035	1,000,000	1,035,060

		$4,967,266
Sales & Excise Tax Revenue - 3.5%
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 2034	$1,000,000	$1,125,930
Guam Government Business Privilege Tax Rev., “B-1”, 5%, 2037	395,000	420,794
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A”, 5%, 2031	1,195,000	1,483,796
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 2019 (c)	10,000	12,892
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 2028	1,060,000	1,191,069
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.375%, 2039	630,000	671,681
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 6%, 2039	930,000	1,051,040
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5.25%, 2041	930,000	978,676
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, AMBAC, 0%, 2054	6,385,000	544,002
Schenectady, NY, Metroplex Development Authority Rev., “A”, NATL, 5.375%, 2021	475,000	481,137

		$7,961,017
Single Family Housing - State - 1.4%
New York Mortgage Agency Rev., 5.1%, 2024	$315,000	$326,274
New York Mortgage Agency Rev., “130”, 4.65%, 2027	1,680,000	1,702,747
New York Mortgage Agency Rev., “130”, 4.75%, 2030	500,000	506,370
New York Mortgage Agency Rev., “156”, 5.35%, 2033	495,000	523,700

		$3,059,091
Solid Waste Revenue - 0.4%
Niagara County, NY, Industrial Development Agency, Solid Waste Disposal Rev. (American Ref-fuel), “C”, 5.625%, 2024 (b)	$850,000	$856,452

State & Agency - Other - 1.1%
New York Dormitory Authority (City University), AMBAC, 5.75%, 2018	$800,000	$940,664
New York Municipal Bond Bank Agency, Special Program Rev., “A”, AMBAC, 5.25%, 2015	715,000	717,109
New York State Dormitory Authority Rev. (State University) , “B”, FGIC, 5.25%, 2019	715,000	822,157

		$2,479,930
State & Local Agencies - 12.9%
Delaware Valley, PA, Regional Finance Authority, “C”, FRN, 1.063%, 2037	$1,405,000	$916,692
New York City Educational Construction Fund Rev., “A”, 5.75%, 2033	1,860,000	2,171,104
New York Dormitory Authority (City University), “A”, 5.625%, 2016	2,430,000	2,744,466
New York Dormitory Authority (State University), 5.875%, 2017	1,130,000	1,341,073
New York Dormitory Authority Rev. (School Program), 6.25%, 2020	1,545,000	1,551,165
New York Dormitory Authority Rev., Mental Health Services, Unrefunded, “B”, NATL, 5.25%, 2031	725,000	726,291
New York Dormitory Authority Rev., Non-State Supported Debt, 5%, 2032	2,000,000	2,124,780
New York Dormitory Authority Rev., State Supported Debt, AGM, 5.25%, 2030	25,000	25,056
New York Municipal Bond Bank Agency, Special School Purpose Rev., 5.25%, 2022	1,000,000	1,038,490
New York Thruway Authority, Personal Income Tax Rev., “A”, 5%, 2018	1,710,000	2,046,819
New York Tobacco Settlement Financing Corp., “A-1”, 5.5%, 2018	140,000	140,514
New York Tobacco Settlement Financing Corp., “B”, 5%, 2018	2,000,000	2,386,680
New York Urban Development Corp. (State Facilities), AMBAC, 5.6%, 2015	2,750,000	2,941,483
New York Urban Development Corp. Rev., “D”, 5.625%, 2028	2,000,000	2,287,180
New York Urban Development Corp. Rev., Personal Income Tax, “C”, 5%, 2018	3,000,000	3,644,730
New York Urban Development Corp. Rev., Service Contract, “A-2”, 5%, 2020	2,000,000	2,406,120
United Nations Development Corp., “A”, 5%, 2026	500,000	559,280

		$29,051,923

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Tax - Other - 12.9%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 2024	$270,000	$288,584
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 2029	90,000	95,846
Hudson Yards, NY, Infrastructure Corp. Rev., “A”, 5.75%, 2047	3,000,000	3,445,080
New York Dormitory Authority, State Personal Income Tax Rev., “A”, 5%, 2025	2,000,000	2,400,060
New York Dormitory Authority, State Personal Income Tax Rev., “C”, 5%, 2023	3,000,000	3,606,090
New York Dormitory Authority, State Personal Income Tax Rev., “E”, 5%, 2018	3,000,000	3,584,400
New York, NY, City Transitional Finance Authority Building Aid Rev., “S-2A”, 5%, 2040	2,000,000	2,197,980
New York, NY, City Transitional Finance Authority Building Aid Rev., “S-3”, 5.25%, 2039	2,000,000	2,210,020
New York, NY, City Transitional Finance Authority Building Aid Rev., “S-5”, GNMA, 5%, 2026	3,000,000	3,420,030
New York, NY, City Transitional Finance Authority Building Aid Rev., “S-5”, 5%, 2032	1,000,000	1,112,120
New York, NY, City Transitional Finance Authority Rev., “D”, 5%, 2027	3,000,000	3,492,390
Virgin Islands Public Finance Authority Rev. (Diageo), “A”, 6.625%, 2029	605,000	698,569
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 2039	1,250,000	1,273,463
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 5%, 2029	1,080,000	1,152,760

		$28,977,392
Tobacco - 2.9%
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.125%, 2024	$320,000	$257,136
Buckeye, OH, Tobacco Settlement Financing Authority, Capital Appreciation, “A-3”, 0% to 2012, 6.25% to 2037	765,000	615,351
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5.75%, 2047	1,370,000	1,099,946
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Capital Appreciation, “A-2”, 0% to 2012, 5.30% to 2037	1,235,000	922,977
Illinois Railsplitter Tobacco Settlement Authority, 6%, 2028	355,000	410,621
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 2041	1,040,000	805,553
New York County Tobacco Trust II, 5.625%, 2035	800,000	711,912
Suffolk, NY, Tobacco Asset Securitization Corp., Tobacco Settlement, “B”, 5%, 2032	750,000	778,883
Suffolk, NY, Tobacco Asset Securitization Corp., Tobacco Settlement, “B”, 5.25%, 2037	500,000	521,960
Westchester, NY, Tobacco Asset Securitization Corp., 5.125%, 2045	500,000	377,915

		$6,502,254
Toll Roads - 1.5%
Triborough Bridge & Tunnel Authority Rev., NY, “A”, 5%, 2028	$1,000,000	$1,158,720
Triborough Bridge & Tunnel Authority Rev., NY, “A-2”, 5%, 2029	2,000,000	2,288,520

		$3,447,240
Transportation - Special Tax - 3.5%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “AA-1”, AGM, 4.95%, 2026	$900,000	$963,693
Metropolitan Transportation Authority Rev., NY, “A”, 5%, 2035	2,000,000	2,101,280
Metropolitan Transportation Authority Rev., NY, “C”, 6.5%, 2028	2,000,000	2,533,640
Metropolitan Transportation Authority Rev., NY, ETM, AMBAC, 5.75%, 2013 (c)	65,000	65,577
New York Thruway Authority, General Rev., Highway & Bridges, “A-1”, 5%, 2020	1,750,000	2,134,440

		$7,798,630
Universities - Colleges - 18.5%
Albany, NY, Capital Resource Corp. Rev. (The College Saint Rose), “A”, 5.625%, 2031	$1,000,000	$1,104,200
Albany, NY, Industrial Development Agency Rev. (Albany Law School), 5%, 2031	1,000,000	1,051,740
Hempstead, NY, Industrial Development Agency Civic Rev. (Adelphi University), 5%, 2030	1,515,000	1,587,720
Hempstead, NY, Local Development Corp. Rev. (Adelphi University), “B”, 5.25%, 2039	500,000	535,795
Hempstead, NY, Local Development Corp. Rev. (Hofstra University Project), 5%, 2028	1,000,000	1,097,840
Illinois Finance Authority Rev. (Roosevelt University Project), 6.25%, 2029	1,945,000	2,140,531
Madison County, NY, Industrial Development Agency Civic Facilities Rev. (Colgate University), “A”, AMBAC, 5%, 2035	1,585,000	1,671,256
Miami-Dade County, FL, Educational Facilities Authority Rev. (University of Miami),”B”, 5.25%, 2029	1,325,000	1,575,836
Monroe County, NY, Industrial Development Corp. Rev., “A”, 5%, 2023	500,000	592,115
Monroe County, NY, Industrial Development Corp. Rev., “A”, 5%, 2024	1,000,000	1,175,500
Nassau County, NY, Industrial Development Agency Rev. (New York Institute of Technology), “A”, 4.75%, 2026	1,000,000	1,068,710
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, 6%, 2017	985,000	1,166,486

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Universities - Colleges - continued
New York Dormitory Authority Rev. (New York University), “A”, FGIC, 5%, 2029	$1,000,000	$1,048,810
New York Dormitory Authority Rev. (St. John’s University), “A”, NATL, 5%, 2017	300,000	300,648
New York Dormitory Authority Rev., Non-State Supported Debt (Brooklyn Law School), 5.75%, 2033	600,000	669,270
New York Dormitory Authority Rev., Non-State Supported Debt (Cornell University), “A”, 5%, 2031	2,000,000	2,213,540
New York Dormitory Authority Rev., Non-State Supported Debt (Manhattan Marymount), 5.125%, 2039	2,000,000	2,142,300
New York Dormitory Authority Rev., Non-State Supported Debt (New York University), “A”, 5.25%, 2048	1,955,000	2,133,980
New York Dormitory Authority Rev., Non-State Supported Debt (Rockefeller University), “A”, 5%, 2037	1,000,000	1,147,330
New York Dormitory Authority Rev., Non-State Supported Debt (St. Josephs College), 5.25%, 2035	2,000,000	2,185,240
New York Dormitory Authority Rev., Non-State Supported Debt (Teachers College), “A”, 5%, 2031	1,750,000	1,990,223
New York Dormitory Authority Rev., Non-State Supported Debt, “A”, 5%, 2020	2,000,000	2,389,860
Niagara, NY, Area Development Corp. Rev. (Niagara University), “A”, 5%, 2035	500,000	540,255
Onondaga, NY, Civic Development Corp. Rev. (Le Moyne College Project), 5.375%, 2040	2,000,000	2,153,860
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 2042	135,000	135,039
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 2032	80,000	79,944
Schenectady, NY, New York Dormitory Authority Rev. (Cornell University), “A”, AMBAC, 5%, 2032	2,000,000	2,093,760
Seneca County, NY, Industrial Development Agency, Civic Facilities Rev. (New York Chiropractic), 5%, 2027	500,000	529,935
St. Lawrence County, NY, Industrial Development Agency Rev. (Clarkson University), 5%, 2031	2,225,000	2,358,789
Troy, NY, Capital Resource Corp. Rev. (Rensselaer Polytechnic Institute) “A”, 5.125%, 2040	1,000,000	1,084,820
Troy, NY, Industrial Development Authority, Civic Facility Rev. (Rensselaer Polytechnical Institute), “E”, 5%, 2031	1,000,000	1,106,680
Yonkers, NY, Industrial Development Agency, Civic Facilities Rev. (Sarah Lawrence College Project), “A”, 6%, 2041	595,000	669,214

		$41,741,226
Universities - Dormitories - 1.0%
Buffalo & Erie County, NY, Industrial Land Development Corp. Rev. (Buffalo State College), “A”, 5.375%, 2041	$2,000,000	$2,246,480

Universities - Secondary Schools - 0.3%
La Vernia, TX, Higher Education Finance Corp. Rev. (Lifeschool of Dallas), “A”, 7.5%, 2041	$535,000	$626,389

Utilities - Investor Owned - 1.1%
New York Environmental Facilities Corp., Water Facilities Rev., 6%, 2031	$1,005,000	$1,017,382
New York Environmental Facilities Corp., Water Facilities Rev. (Spring Valley Water Co.), “B”, AMBAC, 6.15%, 2024	1,500,000	1,505,430

		$2,522,812
Utilities - Municipal Owned - 3.3%
Guam Power Authority Rev., “A”, 5.5%, 2030	$515,000	$537,469
Long Island, NY, Power Authority, Electric Systems Rev., “A”, 5%, 2021	1,500,000	1,778,220
Long Island, NY, Power Authority, Electric Systems Rev., “A”, 6.25%, 2033	1,000,000	1,206,390
Long Island, NY, Power Authority, Electric Systems Rev., “A”, 6%, 2033	2,000,000	2,373,000
Puerto Rico Electric Power Authority, Power Rev., “A”, 5%, 2042	1,560,000	1,563,635

		$7,458,714
Utilities - Other - 0.8%
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.5%, 2038	$1,085,000	$1,338,456
Salt Verde Financial Corp., AZ, Senior Gas Rev., 5%, 2037	480,000	477,926

		$1,816,382
Water & Sewer Utility Revenue - 3.2%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 5%, 2033	$530,000	$528,633
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 5.125%, 2037	280,000	278,242
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 5.75%, 2037	475,000	496,660
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2038	1,240,000	1,304,790
Guam Government Waterworks Authority, Water & Wastewater System Rev., 5.625%, 2040	315,000	318,528
New York Environmental Facilities Corp., Clean Water & Drinking Rev., “B”, 5%, 2033	2,140,000	2,432,517

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Water & Sewer Utility Revenue - continued
New York, NY, Municipal Water & Sewer Finance Authority Rev., 4.75%, 2030 (f)	$1,245,000	$1,371,467
New York, NY, Municipal Water & Sewer Finance Authority Rev., ETM, AMBAC, 6.75%, 2014 (c)	500,000	539,575

		$7,270,412
Total Municipal Bonds		$219,480,575

Money Market Funds - 1.7%
MFS Institutional Money Market Portfolio, 0.14%, at Net Asset Value (v)	3,790,389	$3,790,389
Total Investments		$223,270,964

Other Assets, Less Liabilities - 0.8%		1,754,526
Net Assets - 100.0%		$225,025,490

(b)	Mandatory tender date is earlier than stated maturity date.
(c)	Refunded bond.
(d)	In default. Interest and/or scheduled principal payment(s) have been missed.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(q)	Interest received was less than stated coupon rate.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ETM	Escrowed to Maturity
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
LOC	Letter of Credit

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.

Derivative Contracts at 6/30/12

Futures Contracts Outstanding at 6/30/12

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr (Short)	USD	12	$1,775,625	September - 2012	$(7,167)
U.S. Treasury Note 10 yr (Short)	USD	10	1,333,750	September - 2012	(3,629)

					$(10,796)

At June 30, 2012, the fund had liquid securities with an aggregate value of $57,282 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

6

Supplemental Information

6/30/12 (unaudited)

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts. The following is a summary of the levels used as of June 30, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$219,480,575	$—	$219,480,575
Mutual Funds	3,790,389	—	—	3,790,389
Total Investments	$3,790,389	$219,480,575	$—	$223,270,964

Other Financial Instruments
Futures Contracts	$(10,796)	$—	$—	$(10,796)

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$205,312,090
Gross unrealized appreciation	$18,566,073
Gross unrealized depreciation	(607,199)
Net unrealized appreciation (depreciation)	$17,958,874

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

7

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	2,701,616	14,620,369	(13,531,596)	3,790,389

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,268	$3,790,389

8

QUARTERLY REPORT

June 30, 2012

MFS® NORTH CAROLINA MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS

6/30/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Municipal Bonds - 100.4%
Airport Revenue - 4.0%
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), AMBAC, 5%, 2023	$1,430,000	$1,597,410
Charlotte, NC, Airport Rev., “A”, 4.75%, 2028	1,250,000	1,372,687
Charlotte, NC, Airport Rev., “A”, NATL, 5%, 2029	2,000,000	2,086,900
Charlotte, NC, Airport Rev., “A”, NATL, 5%, 2034	4,485,000	4,649,869
Charlotte, NC, Airport Rev., “A”, 5%, 2036	3,000,000	3,364,140
Chicago, IL, O’Hare International Airport Rev., Third Lien, “A”, 5.625%, 2035	1,055,000	1,212,564
Raleigh Durham, NC, Airport Authority Rev., “A”, 5%, 2036	3,440,000	3,777,911

		$18,061,481
General Obligations - General Purpose - 5.6%
Cary, NC, Public Improvement, “B”, 4%, 2017	$3,305,000	$3,828,281
Commonwealth of Puerto Rico, Public Improvement, “A”, 5.5%, 2039	5,770,000	5,930,637
Harnett County, NC, Water & Sewer Systems Rev., AMBAC, 5%, 2028	700,000	751,198
Mecklenburg County, NC, “A”, 5%, 2018	5,100,000	6,275,295
Mecklenburg County, NC, “C”, 5.25%, 2025	1,415,000	1,896,100
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2023	905,000	1,052,216
Puerto Rico Public Buildings Authority Rev., Guaranteed, “Q”, 5.625%, 2039	1,705,000	1,799,065
Puerto Rico Public Buildings Authority Rev., Guaranteed, “S”, 6%, 2041	1,695,000	1,840,787
State of California, 5.25%, 2029	1,980,000	2,243,043

		$25,616,622
General Obligations - Improvement - 1.7%
Guam Government, “A”, 6.75%, 2029	$240,000	$263,568
Guam Government, “A”, 7%, 2039	265,000	294,184
New Hanover County, NC, Public Improvement, “A”, 5%, 2030	2,000,000	2,357,000
North Carolina Capital Improvement Obligation, “A”, 5%, 2026	1,450,000	1,709,869
North Carolina Capital Improvement Obligation, “C”, 5%, 2025	2,710,000	3,236,201

		$7,860,822
General Obligations - Schools - 4.9%
Folsom Cordova, CA, Unified School District, School Facilities Improvement District No. 4 (Election 2006), Capital Appreciation, “A”, NATL, 0%, 2026	$3,920,000	$1,924,328
Johnston County, NC, “B”, 5%, 2018	1,425,000	1,700,738
San Diego County, CA, Southwestern Community College District (Election of 2008), “C”, 5%, 2040	2,885,000	3,155,440
Wake County, NC, “C”, 5%, 2020	3,000,000	3,746,820
Wake County, NC, “C”, 5%, 2021 (f)	6,500,000	8,201,635
Wake County, NC, “C”, 5%, 2024	3,000,000	3,855,810

		$22,584,771
Healthcare Revenue - Hospitals - 21.6%
Albemarle, NC, Hospital Authority Health Care Facilities Rev., 5.25%, 2038	$2,000,000	$1,971,800
Charlotte-Mecklenburg, NC, Hospital Authority Health Care System Rev. (Carolinas Health Care System), “A”, 5%, 2031	1,000,000	1,077,930
Charlotte-Mecklenburg, NC, Hospital Authority Health Care System Rev. (Carolinas Health Care System), “A”, 5.25%, 2034	4,000,000	4,383,320
Charlotte-Mecklenburg, NC, Hospital Authority Health Care System Rev. (Carolinas Health Care System), “A”, 5%, 2043	2,500,000	2,729,550
Charlotte-Mecklenburg, NC, Hospital Authority Health Care System Rev. (Carolinas Health Care System), “A”, 5%, 2047	1,000,000	1,054,210
Illinois Finance Authority Rev. (Little Company of Mary Hospital and Health Care Centers), 5.375%, 2040	725,000	771,733
Illinois Finance Authority Rev. (Resurrection Health), 6.125%, 2025	380,000	435,119
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 2044	1,140,000	1,302,040
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.25%, 2031	360,000	412,168
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.375%, 2041	1,385,000	1,587,376
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	1,820,000	1,886,940
Miami-Dade County, FL, Health Facilities Authority Hospital Rev. (Variety Children’s Hospital), “A”, 6%, 2030	310,000	362,892

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.625%, 2029	$245,000	$272,467
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.75%, 2039	1,450,000	1,598,683
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 2027	790,000	887,873
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6.125%, 2039	1,110,000	1,194,726
New Hampshire Business Finance Authority Rev. (Huggins Hospital), 6.875%, 2039	55,000	59,836
North Carolina Hospital Authority Mortgage Rev. (Johnston Memorial), AGM, 5.25%, 2036	2,000,000	2,169,620
North Carolina Medical Care Commission, Health Care Facilities Rev. (Appalachian Regional Healthcare System), “A”, 6.375%, 2026	2,000,000	2,293,840
North Carolina Medical Care Commission, Health Care Facilities Rev. (Appalachian Regional Healthcare System), “A”, 6.5%, 2031	1,000,000	1,154,520
North Carolina Medical Care Commission, Health Care Facilities Rev. (Cleveland County Healthcare System), 5.75%, 2035	800,000	879,976
North Carolina Medical Care Commission, Health Care Facilities Rev. (Cleveland County Healthcare), “A”, AMBAC, 5%, 2035	1,155,000	1,171,794
North Carolina Medical Care Commission, Health Care Facilities Rev. (Duke University Health System), “A”, 5%, 2035	3,000,000	3,305,190
North Carolina Medical Care Commission, Health Care Facilities Rev. (Duke University Health System), “A”, 5%, 2035	1,620,000	1,761,993
North Carolina Medical Care Commission, Health Care Facilities Rev. (Duke University Health System), “A”, 5%, 2042	2,000,000	2,138,540
North Carolina Medical Care Commission, Health Care Facilities Rev. (Duke University Health System), “A”, 5%, 2042	3,500,000	3,728,795
North Carolina Medical Care Commission, Health Care Facilities Rev. (Novant Health Obligation Group), 5%, 2039	1,945,000	2,019,046
North Carolina Medical Care Commission, Health Care Facilities Rev. (Novant Health Obligation Group), “A”, 5.25%, 2040	3,000,000	3,252,000
North Carolina Medical Care Commission, Health Care Facilities Rev. (Rex Healthcare), “A”, 5%, 2030	5,250,000	5,658,082
North Carolina Medical Care Commission, Health Care Facilities Rev. (Vidant Health), “A”, 5%, 2036	2,000,000	2,140,200
North Carolina Medical Care Commission, Health Care Facilities Rev. (WakeMed), AMBAC, 5%, 2021	2,045,000	2,071,196
North Carolina Medical Care Commission, Health Care Facilities Rev. (WakeMed), “A”, 5%, 2031	3,000,000	3,247,230
North Carolina Medical Care Commission, Health Care Facilities Rev. (WakeMed), “A”, ASSD GTY, 5.625%, 2038	500,000	558,525
North Carolina Medical Care Commission, Health System Rev. (Mission Health System, Inc.), 5%, 2025	1,600,000	1,775,280
North Carolina Medical Care Commission, Health System Rev. (Mission Health System, Inc.), 4.75%, 2035	2,000,000	2,092,080
North Carolina Medical Care Commission, Hospital Rev. (Southeastern Regional Medical Center), 5.375%, 2032	3,330,000	3,365,897
North Carolina Medical Care Commission, Hospital Rev. (The North Carolina Baptist Hospitals, Inc.), 5.25%, 2029	2,215,000	2,524,901
North Carolina Medical Care Commission, Hospital Rev. (The North Carolina Baptist Hospitals, Inc.), 5%, 2034	3,000,000	3,235,230
North Carolina Medical Care Commission, Hospital Rev. (Wilson Memorial Hospital), Capital Appreciation, AMBAC, 0%, 2013	1,000,000	962,650
North Carolina Medical Care Commission, Hospital Rev. (Wilson Memorial Hospital), Capital Appreciation, AMBAC, 0%, 2015	1,140,000	1,016,880
Northern Hospital District, Surry County, NC, Health Care Facilities Rev., RADIAN, 5.5%, 2019	820,000	820,877
Northern Hospital District, Surry County, NC, Health Care Facilities Rev., 6.25%, 2038	1,000,000	1,071,380
Onslow County, NC, Hospital Authority (Onslow Memorial Hospital Project), NATL, 5%, 2026	1,155,000	1,246,730
Pitt County, NC, Rev., Pitt County Memorial Hospital, ETM, 5.25%, 2021 (c)	10,135,000	11,339,849
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), 8.25%, 2039	2,040,000	2,607,385
St. Petersburg, FL, Health Facilities Authority Rev., 6.5%, 2039	470,000	561,453
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 6.75%, 2029	270,000	317,760
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 7%, 2039	635,000	729,704
Wisconsin Health & Educational Facilities Authority Rev. (Mercy Alliance), 5%, 2039	1,395,000	1,455,864
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2039	2,195,000	2,572,584
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 2031	1,495,000	1,550,778

		$98,786,492
Healthcare Revenue - Long Term Care - 0.7%
North Carolina Medical Care Commission, Health Care Facilities Rev. (Givens Estates), 6.5%, 2013 (c)	$800,000	$856,912
North Carolina Medical Care Commission, Retirement Facilities Rev. (Galloway Ridge Project), “A”, 5.875%, 2031	480,000	519,662
North Carolina Medical Care Commission, Retirement Facilities Rev. (Galloway Ridge Project), “A”, 6%, 2039	1,520,000	1,622,767
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.25%, 2029	35,000	39,887
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.625%, 2039	220,000	249,960

		$3,289,188
Industrial Revenue - Paper - 0.2%
Columbus County, NC, Industrial Facilities & Pollution Control, Financing Authority Rev. (International Paper Co.), 5.7%, 2034	$1,000,000	$1,087,250

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Miscellaneous Revenue - Other - 0.8%
Citizens Property Insurance Corp., FL, “A-1”, 5%, 2019	$185,000	$209,026
Citizens Property Insurance Corp., FL, “A-1”, 5%, 2020	1,870,000	2,106,200
Durham County, NC, Industrial Facilities & Pollution Control Financing Authority Rev. (Research Triangle Institute), 5%, 2025	1,000,000	1,249,860
Summit County, OH, Port Authority Building Rev. (Flats East Development Recovery Zone Facility Bonds), 6.875%, 2040	100,000	107,102

		$3,672,188
Multi-Family Housing Revenue - 1.2%
Charlotte, NC, Housing Authority Rev., GNMA, 4.8%, 2048	$2,000,000	$2,018,520
Elizabeth City, NC, Multi-Family Housing Rev. (Walker Landing), “A”, GNMA, 5.125%, 2049	1,500,000	1,371,420
Mecklenburg County, NC (Little Rock Apartments), FNMA, 5.15%, 2022	965,000	971,466
North Carolina Medical Care Commission, Health Care Facilities Rev., “A” (ARC Projects), 5.8%, 2034	1,000,000	1,057,640

		$5,419,046
Port Revenue - 0.2%
North Carolina Ports Authority Facilities Rev., “A”, 5.25%, 2040	$1,000,000	$1,062,810

Sales & Excise Tax Revenue - 4.4%
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6.5%, 2030	$1,675,000	$1,955,093
Guam Government Business Privilege Tax Rev., “A”, 5.25%, 2036	1,140,000	1,257,272
Guam Government Business Privilege Tax Rev., “B-1”, 5%, 2037	805,000	857,567
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 2032	2,865,000	3,653,477
Puerto Rico Infrastructure Financing Authority, Special Tax Rev., “C”, FGIC, 5.5%, 2022	1,740,000	1,950,140
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 2019 (c)	15,000	19,337
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 2028	1,725,000	1,938,296
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5%, 2040	1,865,000	1,976,527
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5.25%, 2040	1,925,000	2,083,659
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5.25%, 2041	840,000	883,966
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, 0%, 2034	4,540,000	1,310,289
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, 0% to 2016, 6.75% to 2032 2032	1,970,000	1,992,852

		$19,878,475
Single Family Housing - State - 3.1%
North Carolina Housing Finance Agency Rev., “19-A”, 5.1%, 2030	$2,150,000	$2,169,285
North Carolina Housing Finance Agency Rev., “12-C”, 5.35%, 2033	500,000	500,410
North Carolina Housing Finance Agency Rev., “15-A”, AGM, 4.95%, 2032	335,000	335,090
North Carolina Housing Finance Agency Rev., “23-A”, 4.8%, 2037	1,790,000	1,794,439
North Carolina Housing Finance Agency Rev., “24-A”, 4.75%, 2026	1,705,000	1,727,404
North Carolina Housing Finance Agency Rev., “25-A”, 5.75%, 2037	765,000	771,204
North Carolina Housing Finance Agency Rev., “29-A”, 4.85%, 2038	1,690,000	1,711,057
North Carolina Housing Finance Agency Rev., “31-A”, 5.25%, 2038	1,870,000	1,916,843
North Carolina Housing Finance Agency Rev., “A”, 5.375%, 2023	150,000	150,843
North Carolina Housing Finance Agency, Home Ownership Rev., “2”, 4%, 2025	2,855,000	3,002,546

		$14,079,121
State & Agency - Other - 2.1%
Charlotte, NC, COP (Transit Projects), 5%, 2033	$3,000,000	$3,274,890
Charlotte, NC, COP (Transit Projects), “E”, 5%, 2035	1,990,000	2,086,316
Charlotte, NC, COP, “E”, 5%, 2026	760,000	853,146
Charlotte, NC, COP, “E”, 5%, 2034	2,000,000	2,192,840
Harnett County, NC, COP, AGM, 5.25%, 2015	1,020,000	1,051,192

		$9,458,384
State & Local Agencies - 9.1%
Asheville, NC, Limited Obligation, 5%, 2028	$400,000	$456,580
Asheville, NC, Limited Obligation, 5%, 2030	300,000	338,967

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
State & Local Agencies - continued
Asheville, NC, Limited Obligation, 5%, 2032	$250,000	$279,395
Charlotte, NC, COP (NASCAR Hall of Fame), “C”, 5%, 2039	5,130,000	5,565,486
Delaware Valley, PA, Regional Finance Authority, “C”, FRN, 1.063%, 2037	2,260,000	1,474,537
Duplin, NC, Limited Obligation (County Water Districts), 5%, 2037	3,595,000	3,908,448
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, ASSD GTY, 5%, 2045	1,355,000	1,379,485
Harnett County, NC, COP, ASSD GTY, 5%, 2029	400,000	446,120
Iredell County, NC, Public Facilities (School Projects), AGM, 5.125%, 2027	3,230,000	3,591,469
Mecklenburg County, NC, COP, “A”, 5%, 2028	350,000	393,019
Mooresville, NC, COP, 5%, 2032	3,120,000	3,329,758
Nash County, NC, Limited Obligation, ASSD GTY, 5%, 2030	2,000,000	2,272,780
Orange County, NC, Public Facilities Co., Limited Obligation, 5%, 2024	750,000	887,490
Pitt County, NC, Limited Obligation, “A”, 5%, 2035	2,000,000	2,220,340
Rutherford County, NC, COP (Rutherford County School), AMBAC, 5%, 2023	840,000	874,675
Salisbury, NC, COP, ASSD GTY, 5.625%, 2026	1,000,000	1,152,050
Wake County, NC, 5%, 2033	6,000,000	6,899,280
Wake County, NC, Annual Appropriation Ltd., Obligation Bonds, “2009”, 5%, 2032	3,000,000	3,434,010
Wilmington, NC, COP, “A”, 5%, 2038	2,650,000	2,847,160

		$41,751,049
Tax - Other - 1.1%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 2024	$420,000	$448,909
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 2029	145,000	154,419
Virgin Islands Public Finance Authority Rev. (Diageo), “A”, 6.625%, 2029	1,005,000	1,160,433
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 2029	305,000	324,383
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 2039	350,000	356,569
Virgin Islands Public Finance Authority Rev., “B”, 5%, 2025	305,000	329,357
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 5%, 2029	2,090,000	2,230,803

		$5,004,873
Tobacco - 1.9%
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.125%, 2024	$515,000	$413,828
Buckeye, OH, Tobacco Settlement Financing Authority, Capital Appreciation, “A-3”, 0% to 2012, 6.25% to 2037	1,295,000	1,041,672
Illinois Railsplitter Tobacco Settlement Authority, 5.5%, 2023	2,020,000	2,321,748
Illinois Railsplitter Tobacco Settlement Authority, 6%, 2028	1,975,000	2,284,443
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 2041	1,480,000	1,146,364
Tobacco Securitization Authority, Minnesota Tobacco Settlement Rev., “B”, 5.25%, 2031	1,390,000	1,545,624

		$8,753,679
Toll Roads - 0.5%
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.25%, 2032	$430,000	$447,634
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 2037	725,000	797,014
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 2042	1,160,000	1,221,004

		$2,465,652
Transportation - Special Tax - 4.6%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., AGM, 6%, 2018	$5,040,000	$5,926,586
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.5%, 2028	1,715,000	2,025,655
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ETM, AGM, 6%, 2018 (c)	5,810,000	7,238,970
North Carolina Turnpike Authority, Monroe Connector System State Appropriation Rev., 5%, 2028	2,300,000	2,660,065
North Carolina Turnpike Authority, Monroe Connector System State Appropriation Rev., 5%, 2036	3,000,000	3,337,140

		$21,188,416
Universities - Colleges - 12.6%
Appalachian State University, NC, Rev., NATL, 5%, 2015 (c)	$370,000	$419,732
Appalachian State University, NC, Rev., 4%, 2019	1,080,000	1,243,728

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Universities - Colleges - continued
Appalachian State University, NC, Rev., 4%, 2026	$1,445,000	$1,604,759
Appalachian State University, NC, Rev., NATL, 5%, 2030	630,000	667,328
Florida Higher Educational Facilities, Financial Authority Rev. (University of Tampa Project), “A”, 5%, 2032	60,000	64,847
Florida Higher Educational Facilities, Financial Authority Rev. (University of Tampa Project), “A”, 5.25%, 2042	515,000	561,695
Florida State University Board of Governors, System Improvement Rev., 6.25%, 2030	1,000,000	1,188,340
Illinois Finance Authority Rev. (Roosevelt University Project), 6.25%, 2029	2,000,000	2,201,060
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, 6%, 2017	1,545,000	1,829,666
North Carolina Capital Facilities Finance Agency, Educational Facilities Rev. (High Point University), 5%, 2032	500,000	519,855
North Carolina Capital Facilities Finance Agency, Educational Facilities Rev. (High Point University), 5.25%, 2033	1,000,000	1,052,480
North Carolina Capital Facilities Finance Agency, Educational Facilities Rev. (Wake Forest University), 5%, 2028	980,000	1,134,174
North Carolina Capital Facilities Finance Agency, Educational Facilities Rev. (Wake Forest University), 5%, 2029	865,000	997,146
North Carolina Capital Facilities Finance Agency, Educational Facilities Rev. (Wake Forest University), 5%, 2031	2,000,000	2,287,480
North Carolina Capital Facilities Finance Agency, Educational Facilities Rev. (Wake Forest University), 5%, 2038	1,000,000	1,120,260
North Carolina Capital Facilities, Finance Agency Rev. (Davidson College), 5%, 2040	1,565,000	1,784,773
North Carolina Capital Facilities, Finance Agency Rev. (Duke University), “A”, 5.25%, 2012 (c)	2,000,000	2,024,260
North Carolina Capital Facilities, Finance Agency Rev. (Duke University), “A”, 5%, 2038	2,500,000	2,833,900
North Carolina Capital Facilities, Finance Agency Rev. (Johnson & Wales University), “A”, SYNCORA, 5.25%, 2022	1,870,000	1,893,693
North Carolina Capital Facilities, Finance Agency Rev. (Meredith College), 6%, 2031	3,240,000	3,583,084
Pinellas County, FL, Educational Facilities Authority Rev. (Barry University), 6%, 2041	450,000	511,834
Puerto Rico Industrial Tourist Authority (University Plaza), “A”, NATL, 5%, 2020	2,180,000	2,198,029
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 2042	275,000	275,080
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 2032	170,000	169,881
University of North Carolina, Chapel Hill, 5%, 2028	2,000,000	2,111,080
University of North Carolina, Chapel Hill, 5%, 2031	3,250,000	3,639,155
University of North Carolina, Chapel Hill, “A”, ASSD GTY, 5%, 2034	200,000	223,456
University of North Carolina, Charlotte, “A”, 5%, 2037	2,000,000	2,268,640
University of North Carolina, Greensboro, 5%, 2026	3,000,000	3,521,070
University of North Carolina, Systems Pool Rev. (General Trust Indenture), “C”, 5.5%, 2034	1,890,000	2,080,247
University of North Carolina, Systems Pool Rev., “B”, NATL, 5%, 2033	1,180,000	1,275,674
University of North Carolina, Systems Pool Rev., “B”, 5.125%, 2034	2,000,000	2,264,860
University of North Carolina, Systems Pool Rev., “B-1”, 5.25%, 2024	1,615,000	1,934,463
University of North Carolina, Systems Pool Rev., “B-1”, 5.25%, 2025	1,705,000	2,023,750
University of North Carolina, Systems Pool Rev., “C”, AMBAC, 5%, 2014 (c)	595,000	642,487
University of North Carolina, Systems Pool Rev., “C”, AMBAC, 5%, 2029	1,405,000	1,477,877
University of North Carolina, Wilmington, COP (Student Housing Project), FGIC, 5%, 2028	1,825,000	1,942,585

		$57,572,428
Universities - Dormitories - 0.1%
Oregon Facilities Authority, Student Housing Rev. (Southern Oregon University), ASSD GTY, 4.7%, 2033	$135,000	$139,902
Oregon Facilities Authority, Student Housing Rev. (Southern Oregon University), ASSD GTY, 5%, 2044	160,000	167,955

		$307,857
Utilities - Investor Owned - 0.6%
Wake County, NC, Industrial Facilities & Pollution Control Rev. (Carolina Power & Light Co.), 5.375%, 2017	$2,500,000	$2,532,325

Utilities - Municipal Owned - 9.3%
Long Island, NY, Power Authority, Electric Systems Rev., “A”, 6%, 2033	$520,000	$616,980
North Carolina Eastern Municipal Power Agency, AMBAC, 6%, 2018	14,245,000	17,601,977
North Carolina Municipal Power Agency, Catawba Electric Rev., “A”, NATL, 5.25%, 2019 (u)	10,000,000	10,227,200
North Carolina Municipal Power Agency, Catawba Electric Rev., “A”, NATL, 5.25%, 2020 (u)	6,000,000	6,133,920
North Carolina Municipal Power Agency, Catawba Electric Rev., “A”, 5%, 2030	2,500,000	2,746,425
Raleigh, NC, “A”, 5%, 2020	4,000,000	5,032,400

		$42,358,902

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Utilities - Other - 1.8%
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 2039	$1,695,000	$2,059,832
Nebraska Central Plains Energy Project, Gas Project Rev., “3”, 5%, 2032	1,905,000	1,941,366
Nebraska Central Plains Energy Project, Gas Project Rev., “3”, 5%, 2042	745,000	740,359
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2019	1,055,000	1,160,405
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2026	1,290,000	1,380,610
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2021	805,000	860,497

		$8,143,069
Water & Sewer Utility Revenue - 8.3%
Asheville, NC, Water & Sewer Systems Rev., NATL, 5%, 2032	$1,000,000	$1,096,890
Cape Fear Public Utility Authority, Water & Sewer System Rev., 5%, 2035	3,000,000	3,344,850
Cape Fear Public Utility Authority, Water & Sewer System Rev., 5%, 2036	4,410,000	5,117,276
Charlotte, NC, Storm Water Fee Rev., 5%, 2034	3,675,000	3,906,378
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 5%, 2033	1,045,000	1,042,304
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 5.125%, 2037	565,000	561,452
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 5.75%, 2037	960,000	1,003,776
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 2041	1,710,000	1,891,739
Durham County, NC, Enterprise Systems Rev., NATL, 5%, 2023	1,675,000	1,720,761
Durham County, NC, Enterprise Systems Rev., 5%, 2029	1,590,000	1,883,260
Fayetteville, NC, Public Works Commission Rev., “B”, 5%, 2035	1,750,000	1,944,057
Greenville, NC, Utilities Commission, Combined Enterprise System Rev., “A”, AGM, 5%, 2033	2,400,000	2,646,840
High Point, NC, Combined Enterprise System Rev., AGM, 5%, 2033	2,000,000	2,280,600
Oak Island, NC, Enterprise System Rev., ASSD GTY, 5.625%, 2030	500,000	577,365
Oak Island, NC, Enterprise System Rev., ASSD GTY, 6%, 2034	1,000,000	1,137,040
Oak Island, NC, Enterprise System Rev., ASSD GTY, 5.75%, 2036	800,000	915,600
San Francisco, CA, City & County Public Utilities Commission Water Rev., “A”, 5.25%, 2031	2,590,000	2,937,630
Winston-Salem, NC, Water & Sewer Systems Rev., 5%, 2033	1,600,000	1,748,096
Winston-Salem, NC, Water & Sewer Systems Rev., 5%, 2034	2,000,000	2,293,420

		$38,049,334
Total Municipal Bonds		$458,984,234

Money Market Funds - 1.8%
MFS Institutional Money Market Portfolio, 0.14%, at Net Asset Value (v)	8,333,116	$8,333,116
Total Investments		$467,317,350

Other Assets, Less Liabilities - (2.2)%		(9,974,067)
Net Assets - 100.0%		$457,343,283

(c)	Refunded bond.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(u)	Underlying security deposited into special purpose trust (“the trust”) by investment banker upon creation of self-deposited inverse floaters.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

COP	Certificate of Participation
ETM	Escrowed to Maturity
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

6

Portfolio of Investments (unaudited) – continued

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
FGIC	Financial Guaranty Insurance Co.
FNMA	Federal National Mortgage Assn.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
RADIAN	Radian Asset Assurance, Inc.
SYNCORA	Syncora Guarantee Inc.

Derivative Contracts at 6/30/12

Futures Contracts Outstanding at 6/30/12

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	40	$5,335,000.00	September - 2012	(14,515)

At June 30, 2012, the fund had liquid securities with an aggregate value of $56,781 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

7

Supplemental Information

6/30/12 (unaudited)

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts. The following is a summary of the levels used as of June 30, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$458,984,234	$—	$458,984,234
Mutual Funds	8,333,116	—	—	8,333,116
Total Investments	$8,333,116	$458,984,234	$—	$467,317,350

Other Financial Instruments
Futures Contracts	$(14,515)	$—	$—	$(14,515)

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$425,199,107
Gross unrealized appreciation	$34,444,359
Gross unrealized depreciation	(333,026)
Net unrealized appreciation (depreciation)	$34,111,333

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

8

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	7,019,962	26,998,318	(25,685,164)	8,333,116

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$2,280	$8,333,116

9

QUARTERLY REPORT

June 30, 2012

MFS® MUNICIPAL INCOME FUND

PORTFOLIO OF INVESTMENTS

6/30/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Municipal Bonds - 96.9%
Airport Revenue - 2.3%
Atlanta, GA, Airport Rev., “B”, 5%, 2025	$1,415,000	$1,644,618
Atlanta, GA, Airport Rev., “B”, 5%, 2026	800,000	939,936
Chicago, IL, O’Hare International Airport Rev., Third Lien, “A”, 5.625%, 2035	7,125,000	8,189,119
Cleveland, OH, Airport System Rev., “A”, AGM, 5%, 2030	1,640,000	1,773,808
Cleveland, OH, Airport System Rev., “A”, AGM, 5%, 2031	1,095,000	1,182,545
Houston, TX, Airport System Rev., “B”, 5%, 2026	1,855,000	2,118,707
Houston, TX, Airport System Rev., Subordinate Lien, “A”, 5%, 2031	2,345,000	2,538,533
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “A”, 5%, 2029	2,990,000	3,394,697
Miami-Dade County, FL, Aviation Rev., “B”, AGM, 5%, 2035	5,885,000	6,393,229
Niagara, NY, Frontier Transportation Authority Rev. (Buffalo-Niagara International Airport), NATL, 5.875%, 2013	1,485,000	1,487,049
Port Authority NY & NJ, Special Obligation Rev. (JFK International Air Terminal LLC), 6%, 2036	2,315,000	2,630,257
San Francisco, CA, City & County Airports Commission, International Airport Rev., “A”, 5%, 2028	6,000,000	6,611,160
San Jose, CA, Airport Rev., “A-2”, 5.25%, 2034	7,570,000	8,261,898

		$47,165,556
General Obligations - General Purpose - 7.2%
Chicago, IL, Greater Chicago Metropolitan Water Reclamation District, “C”, 5%, 2029	$9,145,000	$10,552,964
Commonwealth of Massachusetts, “A”, AMBAC, 5.5%, 2030	5,000,000	6,665,800
Commonwealth of Puerto Rico, “A”, ETM, FGIC, 5.5%, 2015 (c)	5,585,000	6,405,213
Commonwealth of Puerto Rico, Public Improvement, “A”, 5.5%, 2039	18,020,000	18,521,677
Commonwealth of Puerto Rico, Public Improvement, “B”, 6.5%, 2037	2,180,000	2,458,451
Detroit, MI, 5.25%, 2035	5,000,000	5,368,850
Las Vegas Valley, NV, Water District, “C”, 5%, 2029	8,145,000	9,152,211
Luzerne County, PA, AGM, 6.75%, 2023	1,200,000	1,407,588
New York, NY, “B”, 5%, 2020	10,730,000	13,109,485
Palm Beach County, FL, Public Improvement Rev. “2”, 5.375%, 2028	1,000,000	1,156,360
State of California, 5%, 2024	4,365,000	5,081,297
State of California, 5.25%, 2028	2,965,000	3,371,413
State of California, 5.125%, 2033	2,155,000	2,291,713
State of California, 6.5%, 2033	4,000,000	4,821,120
State of California, 6%, 2039	3,000,000	3,503,790
State of Hawaii, “DZ”, 5%, 2031	2,230,000	2,583,187
State of Illinois, 5%, 2025	1,060,000	1,148,054
State of Louisiana, “C”, 5%, 2026	4,380,000	5,230,070
State of Maryland, “C”, 5%, 2019	6,890,000	8,621,250
State of Tennessee, “A”, 5%, 2029	1,000,000	1,201,410
State of Washington, “A”, 5%, 2033	5,000,000	5,538,650
Washington Motor Vehicle Fuel Tax, “B”, NATL, 5%, 2032 (u)	25,010,000	28,352,086

		$146,542,639
General Obligations - Improvement - 0.7%
Guam Government, “A”, 7%, 2039	$910,000	$1,010,218
Massachusetts Bay Transportation Authority, “A”, ETM, 7%, 2021 (c)	4,700,000	5,490,634
Massachusetts Bay Transportation Authority, “A”, 7%, 2021	3,800,000	4,917,314
Massachusetts Bay Transportation Authority, “C”, ETM, 6.1%, 2013 (c)	3,640,000	3,780,104

		$15,198,270
General Obligations - Schools - 5.1%
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 2031	$2,010,000	$876,380
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 2032	2,035,000	837,911
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 2033	4,070,000	1,580,381
Chicago, IL, Board of Education, NATL, 6.25%, 2015	15,670,000	16,319,835

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
General Obligations - Schools - continued
Chicago, IL, Board of Education, “A”, 5%, 2041	$2,700,000	$2,940,759
Denver, CO, City & County School District No. 1, 5%, 2024	10,000,000	12,102,300
Escondido, CA, Union High School District (Election of 2008), Capital Appreciation, “A”, ASSD GTY, 0%, 2030	4,495,000	1,897,340
Escondido, CA, Union High School District (Election of 2008), Capital Appreciation, “A”, ASSD GTY, 0%, 2031	4,015,000	1,588,896
Escondido, CA, Union High School District (Election of 2008), Capital Appreciation, “A”, ASSD GTY, 0%, 2032	2,825,000	1,050,420
Escondido, CA, Union High School District (Election of 2008), Capital Appreciation, “A”, ASSD GTY, 0%, 2033	2,785,000	975,669
Florence, AL, Board of Education, Tax Anticipation School Warrants, 4%, 2025	1,225,000	1,324,862
Florida Board of Education, Capital Outlay, 9.125%, 2014	795,000	858,775
Florida Board of Education, Capital Outlay, “E”, 5%, 2023	250,000	301,043
Florida Board of Education, Capital Outlay, ETM, 9.125%, 2014 (c)	665,000	754,389
Florida Board of Education, Public Education, “J”, 5%, 2033	1,000,000	1,033,560
Fresno, CA, Unified School District, NATL, 6.55%, 2020	1,225,000	1,296,834
Hartnell, CA, Community College District (Election of 2002), Capital Appreciation, “D”, 0%, 2039	9,645,000	1,642,061
Knox County, KY, SYNCORA, 5.5%, 2014 (c)	640,000	711,680
Knox County, KY, SYNCORA, 5.625%, 2014 (c)	1,150,000	1,282,227
Lancaster, TX, Independent School District, Capital Appreciation, AGM, 0%, 2014 (c)	2,250,000	1,081,193
Lancaster, TX, Independent School District, Capital Appreciation, AGM, 0%, 2014 (c)	2,000,000	903,680
Long Beach, CA, Community College District (Election of 2008), Capital Appreciation, “A”, AGM, 0%, 2028	5,025,000	2,366,775
Los Angeles, CA, Community College District (Election of 2008), “C”, 5.25%, 2039	5,000,000	5,704,900
Los Angeles, CA, Unified School District, “D”, 5%, 2034	825,000	914,067
Merced, CA, Union High School District, Capital Appreciation, “A”, ASSD GTY, 0%, 2030	580,000	234,674
Monongalia County, WV, Board of Education, 5%, 2029	2,445,000	2,802,215
Monongalia County, WV, Board of Education, 5%, 2031	675,000	765,113
Monongalia County, WV, Board of Education, 5%, 2033	965,000	1,081,833
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 2024	2,900,000	1,694,673
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 2027	1,930,000	934,545
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 2029	3,915,000	1,679,300
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 2030	4,335,000	1,747,785
Reading, PA, School District, “A”, 5%, 2020	1,000,000	1,144,590
San Marcos, TX, Independent School District, PSF, 5.625%, 2014 (c)	2,000,000	2,218,960
San Marcos, TX, Independent School District, PSF, 5.625%, 2014 (c)	2,000,000	2,218,960
San Mateo County, CA, Community College District (2005 Election), Capital Appreciation, “A”, NATL, 0%, 2026	5,100,000	2,781,081
San Rafael, CA, Elementary School District (Election of 1999), NATL, 5%, 2012 (c)	2,500,000	2,508,725
Schertz-Cibolo-Universal City, TX, Independent School District, PSF, 5%, 2036	10,000,000	10,845,500
Sunnyvale, TX, Independent School District, PSF, 5.25%, 2028	1,900,000	2,051,354
Wattsburg, PA, Public School Building Authority Rev., Capital Appreciation, NATL, 0%, 2029	2,150,000	1,000,288
West Contra Costa, CA, Unified School District (Election of 2005), Capital Appreciation, “C”, ASSD GTY, 0%, 2029	3,440,000	1,473,077
Whittier, CA, Union High School District, Capital Appreciation, 0%, 2034	2,005,000	525,851
Wylie, TX, Independent School District, PSF, 5.25%, 2029	5,035,000	5,048,997

		$103,103,458
Healthcare Revenue - Hospitals - 16.6%
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), “A”, 5%, 2028	$255,000	$215,432
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), “A”, 5.375%, 2040	3,995,000	3,287,406
Baxter County, AR, Hospital Rev., 5.375%, 2014	15,000	15,043
Brunswick, GA, Hospital Authority Rev. (Glynn-Brunswick Memorial Hospital), 5.625%, 2034	1,320,000	1,436,807
California Health Facilities Financing Authority Rev. (St. Joseph Health System), “A”, 5.75%, 2039	2,580,000	2,874,533
California Health Facilities Financing Authority Rev. (Sutter Health), “D”, 5.25%, 2031	5,000,000	5,619,300
California Statewide Communities Development Authority Rev. (Enloe Medical Center), CALHF, 5.75%, 2038	2,640,000	2,830,476
California Statewide Communities Development Authority Rev. (Kaiser Permanente), “A”, 5%, 2042	8,170,000	8,721,148
Citrus County, FL, Hospital Development Authority Rev. (Citrus Memorial Hospital), 6.25%, 2023	370,000	371,306
Cullman County, AL, Health Care Authority (Cullman Regional Medical Center), “A”, 6.75%, 2029	3,550,000	3,677,090
DeKalb County, GA, Hospital Authority Rev. (DeKalb Medical Center, Inc.), 6.125%, 2040	4,850,000	5,365,264
Florence County, SC, Hospital Rev. (McLeod Regional Medical Center), “A”, AGM, 5.25%, 2034	5,000,000	5,157,150

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Grundy County, MO, Industrial Development Authority, Health Facilities Rev. (Wright Memorial Hospital), 6.75%, 2034	$1,410,000	$1,580,173
Harris County, TX, Health Facilities Development Corp., Hospital Rev. (Memorial Hermann Healthcare Systems), “B”, 7%, 2027	1,795,000	2,184,838
Harris County, TX, Health Facilities Development Corp., Hospital Rev. (Memorial Hermann Healthcare Systems), “B”, 7.25%, 2035	2,050,000	2,524,657
Harris County, TX, Health Facilities Development Corp., Hospital Rev. (Texas Children’s Hospital Project), “A”, ETM, 5.375%, 2015 (c)	4,300,000	4,314,190
Harrison County, TX, Health Facilities Development Corp., Hospital Rev. (Good Shepherd Health System), 5.25%, 2028	5,000,000	5,181,400
Henrico County, VA, Industrial Development Authority Rev. (Bon Secours Health Systems, Inc.), RIBS, FRN, AGM, 11.15%, 2027 (p)	4,850,000	6,426,929
Hillsborough County, FL, Industrial Development Authority Rev. (University Community Hospital), NATL, ETM, 6.5%, 2019 (c)	1,000,000	1,239,740
Hillsborough County, FL, Industrial Development Authority Rev. (University Community Hospital), “A”, 5.625%, 2018 (c)	300,000	379,407
Illinois Finance Authority Rev. (Edward Hospital), “A”, AMBAC, 5.5%, 2040	3,040,000	3,205,102
Illinois Finance Authority Rev. (KishHealth Systems Obligated Group), 5.75%, 2028	2,990,000	3,347,933
Illinois Finance Authority Rev. (O.S.F. Healthcare Systems) “A”, 7%, 2029	2,975,000	3,511,571
Illinois Finance Authority Rev. (O.S.F. Healthcare Systems) “A”, 7.125%, 2037	2,445,000	2,917,130
Illinois Finance Authority Rev. (Provena Health), “A”, 7.75%, 2034	3,685,000	4,716,653
Illinois Finance Authority Rev. (Resurrection Health), 6.125%, 2025	6,900,000	7,900,845
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 6.875%, 2038	1,500,000	1,711,725
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 2044	2,455,000	2,803,954
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), “A”, 5.5%, 2030	2,975,000	3,084,004
Illinois Health Facilities Authority Rev. (Riverside Health Systems), 5.75%, 2012 (c)	2,625,000	2,675,899
Indiana Finance Authority, Hospital Rev. (Deaconess Hospital, Inc.), “A”, 6.75%, 2039	3,000,000	3,506,340
Indiana Finance Authority, Hospital Rev. (Parkview Health System), 5%, 2029	1,585,000	1,743,722
Indiana Health & Educational Facilities Authority, Hospital Rev. (Clarian Hospital), “B”, 5%, 2033	2,490,000	2,611,263
Indiana Health & Educational Facilities Authority, Hospital Rev. (Deaconess Hospital), “A”, AMBAC, 5.375%, 2034	2,640,000	2,707,241
Indiana Health & Educational Facilities Authority, Hospital Rev. (Riverview Hospital), 6.125%, 2012 (c)	250,000	253,528
Jacksonville, FL, Health Facilities Rev. (Ascension Health), “A”, 5.25%, 2032	1,000,000	1,021,680
Jefferson Parish, LA, Hospital Rev., Hospital Service District No. 1 (West Jefferson Medical Center), “B”, AGM, 5.25%, 2028	1,980,000	2,158,794
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.25%, 2031	3,355,000	3,841,173
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Baptist Healthcare System), “A”, 5.375%, 2024	2,305,000	2,623,689
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Baptist Healthcare System), “A”, 5.625%, 2027	770,000	879,294
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6%, 2030	640,000	723,680
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 2040	4,445,000	5,115,262
Knox County, IN, Economic Development Rev. (Good Samaritan Hospital), “A”, 5%, 2037	585,000	613,466
Knox County, IN, Economic Development Rev. (Good Samaritan Hospital), “A”, 5%, 2042	1,170,000	1,222,217
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (Covenant Health), Capital Appreciation, “A”, 0%, 2035	3,205,000	1,050,952
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (Covenant Health), Capital Appreciation, “A”, 0%, 2036	2,010,000	620,085
Laramie County, WY, Hospital Rev. (Cheyenne Regional Medical Center Project), 5%, 2032	440,000	476,494
Laramie County, WY, Hospital Rev. (Cheyenne Regional Medical Center Project), 5%, 2037	1,005,000	1,077,491
Laramie County, WY, Hospital Rev. (Cheyenne Regional Medical Center Project), 5%, 2042	2,205,000	2,353,904
Lebanon County, PA, Health Facilities Authority Rev. (Good Samaritan Hospital), 5.9%, 2028	1,700,000	1,712,648
Louisiana Public Facilities Authority Hospital Rev. (Lake Charles Memorial Hospital), 6.375%, 2034	3,990,000	4,222,418
Louisiana Public Facilities Authority, Hospital Rev. (Lafayette General Medical Center), 5.5%, 2040	5,000,000	5,343,300
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	5,850,000	6,065,163
Lufkin, TX, Health Facilities Development Corp. Rev. (Memorial Health System), 5.5%, 2037	310,000	311,860
Macomb County, MI, Hospital Finance Authority Rev. (Mount Clemens General Hospital), 5.75%, 2013 (c)	1,000,000	1,073,970
Martin County, FL, Health Facilities Authority Rev. (Martin Memorial Medical Center), “A”, 5.75%, 2012 (c)	850,000	874,973
Martin County, FL, Health Facilities Authority Rev. (Martin Memorial Medical Center), “B”, 5.875%, 2012 (c)	2,200,000	2,265,626
Maryland Health & Higher Educational Facilities Authority Rev. (Anne Arundel Health System, Inc.), “A”, 6.75%, 2039	1,510,000	1,813,993
Massachusetts Development Finance Agency Rev. (Partners Healthcare), “L”, 5%, 2031	2,780,000	3,135,784

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Massachusetts Development Finance Agency Rev. (Partners Healthcare), “L”, 5%, 2036	$1,670,000	$1,846,836
Mecosta County, MI, General Hospital Rev., 6%, 2018	220,000	220,222
Miami Beach, FL, Health Facilities Authority Rev. (Mount Sinai Medical Center), “A”, 6.7%, 2019	1,000,000	1,013,240
Miami-Dade County, FL, Health Facilities Authority, Hospital Rev. (Variety Children’s Hospital), “A”, 6.125%, 2042	2,240,000	2,590,627
Michigan Finance Authority Rev. (Trinity Health Corp.), 5%, 2035	3,195,000	3,495,713
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.625%, 2029	1,270,000	1,412,380
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.75%, 2039	7,165,000	7,899,699
Monroe County, PA, Hospital Authority Rev. (Pocono Medical Center), 6%, 2014 (c)	750,000	811,815
Monroe County, PA, Hospital Authority Rev. (Pocono Medical Center), “A”, 5%, 2032	610,000	639,103
Monroe County, PA, Hospital Authority Rev. (Pocono Medical Center), “A”, 5%, 2041	440,000	454,432
Montgomery, AL, Medical Clinic Board Health Care Facility Rev. (Jackson Hospital & Clinic), 5.25%, 2031	585,000	597,624
Mount Lebanon, PA, Hospital Authority Rev. (St. Clair Memorial Hospital), 5.625%, 2032	1,710,000	1,712,103
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 2027	4,610,000	5,181,133
New Hampshire Business Finance Authority Rev. (Huggins Hospital), 6.875%, 2039	495,000	538,525
New Hampshire Health & Education Facilities Authority Rev. (Memorial Hospital at Conway), 5.25%, 2036	565,000	561,926
New Jersey Health Care Facilities, Financing Authority Rev. (Palisades Medical Center), 6.5%, 2021	500,000	505,410
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.5%, 2030	1,475,000	1,760,000
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.25%, 2035	1,395,000	1,609,816
North Texas Health Facilities Development Corp. Rev. (United Regional Health Care System, Inc.), 6%, 2013 (c)	5,000,000	5,319,450
Ohio Higher Educational Facility Commission (University Hospital Health System), “A”, 6.75%, 2039	6,000,000	6,944,040
Oklahoma Development Finance Authority Rev. (Comanche County Hospital), “B”, 6.6%, 2031	255,000	260,350
Orange County, FL, Health Facilities Authority Hospital Rev. (Orlando Regional Healthcare), 5.75%, 2012 (c)	2,230,000	2,279,952
Orange County, FL, Health Facilities Authority Rev. (Adventist Health System), 5.625%, 2012 (c)	1,490,000	1,533,657
Orange County, FL, Health Facilities Authority Rev. (Orlando Health, Inc.), “A”, 5%, 2042	4,455,000	4,635,918
Orange County, FL, Health Facilities Authority, Hospital Rev. (Orlando Regional Healthcare), “C”, 5.25%, 2035	1,000,000	1,053,110
Palomar Pomerado Health Care District, CA, COP, 6.75%, 2039	2,210,000	2,437,387
Rhode Island Health & Educational Building Corp. Rev., Hospital Financing (Lifespan Obligated Group), 6.375%, 2012 (c)	1,730,000	1,741,920
Rhode Island Health & Educational Building Corp. Rev., Hospital Financing (Lifespan Obligated Group), “A”, ASSD GTY, 7%, 2039	7,645,000	8,928,901
Rhode Island Health & Educational Building Corp., Hospital Financing (Lifespan Obligated Group), 6.5%, 2012 (c)	2,000,000	2,014,060
Richmond, IN, Hospital Authority Rev. (Reid Hospital & Health Center Services), “A”, 6.625%, 2039	4,715,000	5,413,292
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), 8.25%, 2039	2,325,000	2,971,652
Scioto County, OH, Hospital Facilities Rev. (Southern Ohio Medical Center), 5.625%, 2031	1,095,000	1,185,305
Scioto County, OH, Hospital Facilities Rev. (Southern Ohio Medical Center), 5.75%, 2038	4,195,000	4,545,157
Shelby County, TN, Educational & Hospital Facilities Board Hospital Rev. (Methodist Healthcare), 6.375%, 2012 (c)	1,255,000	1,267,199
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist Healthcare), 6%, 2012 (c)	300,000	302,742
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist Healthcare), 6%, 2012 (c)	500,000	504,570
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist Healthcare), 6.375%, 2012 (c)	745,000	752,241
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Methodist Le Bonheur Healthcare), 5%, 2042	2,290,000	2,434,178
Skagit County, WA, Public Hospital District No. 001 Rev. (Skagit Valley Hospital), 5.625%, 2025	1,000,000	1,099,150
South Broward, FL, Hospital District Rev., 5%, 2036	500,000	531,585
South Carolina Jobs & Economic Development Authority (Bon Secours – St. Francis Medical Center, Inc.), 5.625%, 2012 (c)	430,000	438,385
South Carolina Jobs & Economic Development Authority (Bon Secours – St. Francis Medical Center, Inc.), 5.625%, 2030	1,625,000	1,651,991
South Dakota Health & Educational Facilities Authority Rev. (Avera Health), “A”, 5%, 2042	1,205,000	1,278,409
South Dakota Health & Educational Facilities Authority Rev. (Prairie Lakes Health Care System, Inc.), 5.625%, 2013 (c)	500,000	519,940
South Lake County, FL, Hospital District Rev. (South Lake Hospital), “A”, 6%, 2029	1,025,000	1,141,778
St. Louis Park, MN, Health Care Facilities Rev. (Nicollet Health Services), 5.75%, 2039	6,445,000	7,110,188
Sullivan County, TN, Health, Educational & Housing Facilities Board Hospital Rev. (Wellmont Health Systems Project), “C”, 5.25%, 2026	3,135,000	3,325,389
Sumner County, TN, Health, Educational & Housing Facilities Board Rev. (Sumner Regional Health Systems, Inc.), “A”, 5.5%, 2046 (a)(d)	2,000,000	25,000
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare, Inc.), 6.25%, 2020	3,300,000	3,305,907
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Regional Medical Center), NATL, 6.625%, 2013	330,000	331,462
Tyler, TX, Health Facilities Development Corp. (East Texas Medical Center), “A”, 5.25%, 2032	1,715,000	1,773,516

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Tyler, TX, Health Facilities Development Corp. (East Texas Medical Center), “A”, 5.375%, 2037	$1,410,000	$1,446,914
Tyler, TX, Health Facilities Development Corp. (Mother Frances Hospital), 5.5%, 2027	5,360,000	5,932,180
Upland, CA, COP (San Antonio Community Hospital), 6.375%, 2032	2,075,000	2,441,466
Upland, CA, COP (San Antonio Community Hospital), 6.5%, 2041	915,000	1,071,813
Upper Illinois River Valley Development, Health Facilities Rev. (Morris Hospital), 6.625%, 2031	500,000	505,575
Wapello County, IA, Hospital Authority Rev. (Ottumwa Regional Health Center), 6.375%, 2012 (c)	750,000	760,740
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 6.75%, 2029	1,450,000	1,706,491
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 7%, 2039	3,690,000	4,240,327
Washington Health Care Facilities Authority Rev. (Highline Medical Center), FHA, 6.25%, 2036	5,285,000	6,145,874
Washington Health Care Facilities Authority Rev. (Providence Health & Services), “A”, 5%, 2027	14,095,000	15,746,088
Washington Health Care Facilities Authority Rev. (Virginia Mason Medical Center), “A”, 6.25%, 2042	3,955,000	4,230,426
West Virginia Hospital Finance Authority, Hospital Rev. (Thomas Health System), 6.5%, 2038	2,110,000	2,160,682
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), 6.875%, 2030	2,750,000	2,840,448
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), “A”, 5%, 2026	2,215,000	2,437,829
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), “A”, 5%, 2028	665,000	721,791
Wisconsin Health & Educational Facilities Authority Rev. (Mercy Alliance), 5%, 2039	3,115,000	3,250,907
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2032	1,730,000	1,905,439
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2039	1,220,000	1,429,864
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 2018	1,500,000	1,661,400
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 2031	4,155,000	4,310,023
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), 5.25%, 2034	1,360,000	1,409,708

		$338,961,485
Healthcare Revenue - Long Term Care - 2.8%
Bell County, TX, Health Facility Development Corp. (Advanced Living Technologies, Inc.), 8%, 2036	$1,595,000	$1,402,946
Bucks County, PA, Industrial Development Authority Retirement Community Rev. (Ann’s Choice, Inc.), “A”, 6.25%, 2035	1,120,000	1,128,826
California Statewide Communities Development Authority Rev. (American Baptist Homes of the West), 6.25%, 2039	1,050,000	1,126,818
Colorado Health Facilities Authority Rev. (Evangelical Lutheran Good Samaritan Society Project), 5%, 2042	7,325,000	7,491,278
Cumberland County, PA, Municipal Authority Retirement Community Rev. (Wesley), “A”, 7.25%, 2013 (c)	270,000	281,899
Cumberland County, PA, Municipal Authority Retirement Community Rev. (Wesley), “A”, 7.25%, 2013 (c)	105,000	109,627
Cumberland County, PA, Municipal Authority Rev. (Asbury Atlantic, Inc.), 6%, 2030	715,000	748,298
Cumberland County, PA, Municipal Authority Rev. (Asbury Atlantic, Inc.), 6%, 2040	505,000	523,145
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 6.125%, 2029	830,000	905,165
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 6.375%, 2039	5,045,000	5,471,807
Hawaii Department of Budget & Finance, Special Purpose Rev. (15 Craigside Project), “A”, 8.75%, 2029	375,000	441,214
Hawaii Department of Budget & Finance, Special Purpose Rev. (15 Craigside Project), “A”, 9%, 2044	1,100,000	1,299,661
Illinois Finance Authority Rev. (Christian Homes, Inc.), 5.5%, 2023	3,355,000	3,463,937
Indiana Health Facilities Financing Authority Rev. (Hoosier Care, Inc.), “A”, 7.125%, 2034	730,000	730,051
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives), “A”, 5.5%, 2025	1,205,000	1,221,762
Maryland Health & Higher Educational Facilities Authority Rev. (Charlestown Community), 6.25%, 2041	2,225,000	2,500,544
Montgomery County, OH, Health Care & Multifamily Housing Rev. (St. Leonard), 6.375%, 2030	1,915,000	2,059,200
Montgomery County, OH, Health Care & Multifamily Housing Rev. (St. Leonard), 6.625%, 2040	2,770,000	2,954,981
Pell City, AL, Special Care Facilities, Financing Authority Rev. (Noland Health Services, Inc.), 5%, 2039	1,750,000	1,834,210
St. John’s County, FL, Industrial Development Authority (Bayview Project), “A”, 5.2%, 2027	150,000	129,735
St. John’s County, FL, Industrial Development Authority Rev. (Presbyterian Retirement), “A”, 6%, 2045	6,795,000	7,478,237
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village), 6.125%, 2029	395,000	432,746
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village), 6.375%, 2044	3,100,000	3,343,753
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Stayton at Museum Way), 8.25%, 2044	4,500,000	4,937,850
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7%, 2030	735,000	844,258
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7.125%, 2040	2,575,000	2,939,800
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.25%, 2029	430,000	490,045
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.625%, 2039	1,390,000	1,579,290

		$57,871,083

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Human Services - 0.1%
Nassau County, NY, Industrial Development Civic (Special Needs Facilities), 6.1%, 2012	$35,000	$35,000
Orange County, FL, Health Facilities Authority Rev. (GF/Orlando Healthcare Facilities), 8.875%, 2021	280,000	281,492
Orange County, FL, Health Facilities Authority Rev. (GF/Orlando Healthcare Facilities), 9%, 2031	890,000	891,469

		$1,207,961
Industrial Revenue - Airlines - 0.5%
Clayton County, GA, Development Authority Special Facilities Rev. (Delta Airlines, Inc.), “A”, 8.75%, 2029	$1,295,000	$1,555,347
Clayton County, GA, Development Authority Special Facilities Rev. (Delta Airlines, Inc.), “B”, 9%, 2035	970,000	1,052,091
Denver, CO, City & County Airport Rev. (United Airlines), 5.25%, 2032	720,000	712,858
Denver, CO, City & County Airport Rev. (United Airlines), 5.75%, 2032	615,000	630,566
Houston, TX, Airport Systems Rev., Special Facilities (Continental Airlines, Inc.), “E”, 6.75%, 2029	570,000	572,542
Los Angeles, CA, Regional Airport Lease Rev. (American Airlines), “C”, 7.5%, 2024 (a)(d)	1,435,000	1,440,525
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 6.25%, 2029	1,970,000	1,978,038
New York, NY, City Industrial Development Agency Special Facility Rev. (American Airlines, Inc. – JFK International Airport), 7.75%, 2031 (d)(q)	1,190,000	1,265,958

		$9,207,925
Industrial Revenue - Chemicals - 1.1%
Brazos River, TX, Brazoria County Environmental Rev. (Dow Chemical, Co.), “A-7”, 6.625%, 2033	$500,000	$505,515
Brazos River, TX, Harbor Navigation District (Dow Chemical Co.), “A”, 5.95%, 2033	7,310,000	8,026,526
Louisiana Environmental Facilities & Community Development Authority Rev. (Westlake Chemical), 6.75%, 2032	1,600,000	1,782,976
Louisiana Environmental Facilities & Community Development Authority Rev. (Westlake Chemical), “A”, 6.5%, 2029	1,400,000	1,613,290
Louisiana Environmental Facilities & Community Development Authority Rev. (Westlake Chemical), “A-2”, 6.5%, 2035	6,000,000	6,874,140
Michigan Strategic Fund Ltd. Obligation Rev. (Dow Chemical Co.), 6.25%, 2014	2,870,000	3,147,931
Red River Authority, TX, Pollution Control Rev. (Celanese Project) “B”, 6.7%, 2030	1,200,000	1,213,128

		$23,163,506
Industrial Revenue - Environmental Services - 0.3%
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Republic Services, Inc.), “B”, 5.25%, 2023 (b)	$950,000	$1,088,548
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), “C”, 5.125%, 2023	1,665,000	1,801,547
Colorado Housing & Finance Authority, Solid Waste Rev. (Waste Management, Inc.), 5.7%, 2018	1,960,000	2,345,375
Gulf Coast Waste Disposal Authority (Waste Management, Inc.), 5.2%, 2028	300,000	318,162

		$5,553,632
Industrial Revenue - Other - 0.7%
California Statewide Communities, Development Authority Environmental Facilities (Microgy Holdings), 9%, 2038 (a)(d)	$126,224	$1,262
Gulf Coast, TX, Industrial Development Authority Rev. (Microgy Holdings LLC Project), 7%, 2036 (a)(d)	116,013	1,160
Hardeman County, TN, Correctional Facilities Corp. (Corrections Corp. of America), 7.375%, 2017	500,000	500,235
Houston, TX, Industrial Development Corp. (United Parcel Service, Inc.), 6%, 2023	265,000	249,850
Massachusetts Development Finance Agency Rev., Resource Recovery (Fluor Corp.), 5.625%, 2019	11,545,000	11,565,088
Massachusetts Industrial Finance Agency Rev. (Welch Foods, Inc.), 5.6%, 2017	1,300,000	1,303,835
Park Creek Metropolitan District, CO, Rev. (Custodial Receipts), “CR-2”, 7.875%, 2032 (b)(n)	560,000	577,573
Peninsula Ports Authority, VA, Coal Terminal Rev. (Dominion Terminal Associates), 6%, 2033	470,000	478,888

		$14,677,891
Industrial Revenue - Paper - 0.3%
Butler, AL, Industrial Development Board, Solid Waste Disposal Rev. (Georgia-Pacific Corp.), 5.75%, 2028	$1,760,000	$1,831,403
Jay, ME, Solid Waste Disposal Rev. (International Paper Co.), “A”, 5.125%, 2018	1,500,000	1,532,550
Rockdale County, GA, Development Authority Project Rev. (Visy Paper Project), “A”, 6.125%, 2034	2,055,000	2,124,418
Sabine River, LA, Water Facilities Authority Rev. (International Paper Co.), 6.2%, 2025	1,250,000	1,261,275
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Chesapeake Corp.), “A”, 6.375%, 2019 (a)(d)	550,000	11,550

		$6,761,196

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Miscellaneous Revenue - Entertainment & Tourism - 0.7%
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6%, 2030	$2,015,000	$2,231,915
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6.25%, 2040	3,205,000	3,568,383
Harris County, Houston, TX, Sports Authority, Special Rev., “A”, NATL, 5%, 2025	2,460,000	2,455,105
Seminole Tribe, FL, Special Obligation Rev., “A”, 5.75%, 2022 (n)	2,850,000	3,056,996
Seminole Tribe, FL, Special Obligation Rev., “A”, 5.5%, 2024 (n)	2,000,000	2,063,080
Seneca Nation Indians, NY, Capital Improvements Authority, Special Obligation, 5%, 2023 (n)	670,000	671,990

		$14,047,469
Miscellaneous Revenue - Other - 1.5%
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 2017	$845,000	$922,808
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 2019	1,375,000	1,487,200
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 2020	1,120,000	1,204,134
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 2024	2,230,000	2,341,634
Capital Trust Agency Rev. (Aero Miami FX LLC), “A”, 5.35%, 2029	3,900,000	3,999,294
Citizens Property Insurance Corp., “A-1”, 5.25%, 2017	750,000	853,560
Citizens Property Insurance Corp., FL, “A-1”, 5%, 2019	505,000	570,584
Citizens Property Insurance Corp., FL, “A-1”, 5%, 2020	2,770,000	3,119,879
Cleveland-Cuyahoga County, OH, Port Authority Rev., 7%, 2040	1,105,000	1,183,455
District of Columbia Rev. (American Society Hematology), 5%, 2036	760,000	805,995
District of Columbia Rev. (American Society Hematology), 5%, 2042	985,000	1,041,332
Fulton County, GA, Development Authority Rev. (Georgia Tech Athletic Association), “A”, 5%, 2042	2,320,000	2,515,228
Massachusetts Port Authority Facilities Rev. (Conrac Project), “A”, 5.125%, 2041	465,000	500,893
Miami-Dade County, FL, Special Obligation, Capital Appreciation, “A”, NATL, 0%, 2032	2,000,000	646,320
New Orleans, LA, Aviation Board Gulf Opportunity Zone CFC Rev. (Consolidated Rental Car), “A”, 6.25%, 2030	1,810,000	2,004,756
New York Liberty Development Corp., Liberty Rev. (World Trade Center Project), 5%, 2031	2,300,000	2,590,881
Oklahoma Industries Authority Rev. (Oklahoma Medical Research Foundation Project), 5.5%, 2029	4,400,000	4,864,244
Summit County, OH, Port Authority Building Rev. (Flats East Development Recovery Zone Facility Bonds), 6.875%, 2040	415,000	444,473
Summit County, OH, Port Authority Building Rev. (Seville Project), “A”, 5.1%, 2025	160,000	152,950

		$31,249,620
Multi-Family Housing Revenue - 0.3%
Bay County, FL, Housing Finance Authority, Multi-Family Rev. (Andrews Place II Apartments), AGM, 5%, 2035	$1,045,000	$1,051,897
Eden Prairie, MN, Multi-Family Rev. (Coll-Rolling Hills), “A”, GNMA, 6%, 2021	200,000	210,246
Indianapolis, IN, Multi-Family Rev. (Cambridge Station Apartments II), FNMA, 5.25%, 2039 (b)	1,375,000	1,392,449
Michigan Housing Development Authority, GNMA, 5.2%, 2038	1,200,000	1,223,544
MuniMae TE Bond Subsidiary LLC, “A-2”, 4.9%, 2049 (z)	2,000,000	1,720,060

		$5,598,196
Parking - 0.2%
Boston, MA, Metropolitan Transit Parking Corp., Systemwide Parking Rev., 5.25%, 2036	$3,250,000	$3,587,773

Port Revenue - 0.3%
Maryland Economic Development Corp. Rev. (Port America Chesapeake Terminal Project), “B”, 5.375%, 2025	$795,000	$860,031
Maryland Economic Development Corp. Rev. (Port America Chesapeake Terminal Project), “B”, 5.75%, 2035	1,535,000	1,644,507
Massachusetts Port Authority Rev., ETM, 13%, 2013 (c)	545,000	579,210
Seattle, WA, Port Rev., “B”, 5%, 2024	3,000,000	3,411,900

		$6,495,648
Sales & Excise Tax Revenue - 6.5%
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 2029	$1,755,000	$2,000,788
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 2030	3,505,000	3,974,810
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 2031	655,000	740,006
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 2040	4,685,000	5,194,400
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6.5%, 2030	6,150,000	7,178,403
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 2034	5,000,000	5,629,650

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Sales & Excise Tax Revenue - continued
Illinois Sales Tax Rev., “P”, 6.5%, 2022	$5,000,000	$6,064,650
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A”, 5%, 2024	9,445,000	11,844,597
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 2031	3,615,000	4,615,596
Massachusetts Bay Transportation Authority, Sales Tax Rev., Capital Appreciation, “A-2”, 0%, 2028	6,930,000	3,468,534
Massachusetts School Building Authority, Dedicated Sales Tax Rev., “B”, 5%, 2032 (u)	10,730,000	12,362,355
Massachusetts School Building Authority, Sales Tax Rev., “A”, 5%, 2026	12,500,000	14,992,125
Metropolitan Atlanta, GA, Rapid Transit Authority Rev., 6.25%, 2018	3,640,000	4,180,795
Metropolitan Pier & Exposition Authority, Dedicated State Tax Rev. (McCormick Place), “B”, AGM, 5%, 2050 (u)	20,000,000	21,002,000
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 2019 (c)	45,000	58,012
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 2028	5,855,000	6,578,971
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 2037	1,105,000	1,194,339
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.375%, 2039	1,745,000	1,860,449
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 2042	1,530,000	1,620,163
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 6%, 2042	3,460,000	3,855,443
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5.375%, 2038	605,000	647,665
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, 0% to 2016, 6.75% to 2032	4,190,000	4,238,604
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, 0%, 2033	2,345,000	2,011,353
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, 0%, 2033	280,000	86,551
State of Illinois, “B”, 5.25%, 2034	1,275,000	1,413,134
Utah Transit Authority Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 2028	2,225,000	1,026,304
Volusia County, FL, Tourist Development Tax Rev., AGM, 5%, 2034	815,000	837,445
Wyandotte County/Kansas City, KS, Unified Government Special Obligation Rev., Capital Appreciation, “B”, 0%, 2021	3,970,000	2,727,469

		$131,404,611
Single Family Housing - Local - 0.7%
California Rural Home Mortgage Finance Authority Rev., GNMA, 7.3%, 2031	$15,000	$15,022
Chicago, IL, Single Family Mortgage Rev., “C”, GNMA, 5.5%, 2038	1,050,000	1,100,516
Chicago, IL, Single Family Mortgage Rev., “C”, GNMA, 5.75%, 2042	1,660,000	1,700,272
Denver, CO, Single Family Mortgage Rev., GNMA, 7.3%, 2031	40,000	40,470
Manatee County, FL, Housing Finance Mortgage Rev., Single Family, Sub-Series 2, GNMA, 6.5%, 2023	35,000	37,078
Manatee County, FL, Housing Finance Mortgage Rev., Single Family, Sub-Series 3, GNMA, 5.3%, 2028	225,000	229,761
Manatee County, FL, Housing Finance Mortgage Rev., Single Family, Sub-Series 3, GNMA, 5.4%, 2029	180,000	182,142
Nortex, TX, Housing Finance Corp., Single Family Mortgage Rev., “A”, GNMA, 5.5%, 2038	1,790,000	1,866,147
Oklahoma County, OK, Home Finance Authority, Single Family Mortgage Rev., “A”, GNMA, 5.4%, 2038	1,175,000	1,196,303
Permian Basin Housing Finance Corp., TX, Single Family Mortgage Backed Securities (Mortgage Backed Project) “A”, GNMA, 5.65%, 2038	1,180,000	1,235,920
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A”, GNMA, 5.9%, 2035	345,000	363,768
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A”, GNMA, 6.25%, 2035	130,000	137,602
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A”, GNMA, 5.8%, 2036	1,460,000	1,528,722
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-1”, GNMA, 5.75%, 2037	95,000	99,900
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-3”, GNMA, 6%, 2035	475,000	500,394
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-3”, GNMA, 5.5%, 2037	620,000	647,100
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-4”, GNMA, 5.85%, 2037	110,000	113,389
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-5”, GNMA, 5.8%, 2027	425,000	443,445
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-5”, GNMA, 5.7%, 2036	1,270,000	1,344,943
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-5”, GNMA, 5.9%, 2037	200,000	207,530
Sedgwick & Shawnee Counties, KS, Single Family Mortgage Rev., “A”, GNMA, 5.45%, 2038	1,645,000	1,788,181

		$14,778,605
Single Family Housing - State - 1.1%
California Housing Finance Agency Rev. (Home Mortgage), “G”, 4.95%, 2023	$4,595,000	$4,676,975
California Housing Finance Agency Rev. (Home Mortgage), “G”, 5.5%, 2042	2,230,000	2,319,780
California Housing Finance Agency Rev. (Home Mortgage), “L”, 5.45%, 2033	6,600,000	6,697,746
California Housing Finance Agency Rev. (Home Mortgage), “L”, FNMA, 5.5%, 2038	2,515,000	2,546,136
Colorado Housing & Finance Authority Rev., 6.05%, 2016	30,000	30,888

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Single Family Housing - State - continued
Colorado Housing & Finance Authority Rev., “B-2”, 6.1%, 2023	$50,000	$50,984
Colorado Housing & Finance Authority Rev., “B-3”, 6.55%, 2033	55,000	56,853
Colorado Housing & Finance Authority Rev., “C-2”, 5.9%, 2023	335,000	352,041
Colorado Housing & Finance Authority Rev., “C-2”, FHA, 6.6%, 2032	270,000	283,638
Colorado Housing & Finance Authority Rev., “C-3”, FHA, 6.375%, 2033	30,000	31,172
Delaware Housing Authority Rev. (Single Family), “C”, 6.25%, 2037	665,000	720,953
Florida Housing Finance Corp. Rev. (Homeowner Mortgage), “1”, GNMA, 4.8%, 2031	525,000	533,316
Iowa Finance Authority Single Family Mortgage Rev. (Mortgage Backed Securities), “A”, GNMA, 5.3%, 2033	550,000	577,044
Louisiana Housing Finance Agency, Single Family Mortgage Rev., GNMA, 6.375%, 2033	100,000	100,575
Mississippi Home Corp., Single Family Rev., “A”, GNMA, 6.1%, 2034	880,000	917,259
New Hampshire Housing Finance Authority Rev., 6.85%, 2030	180,000	180,284
New Hampshire Housing Finance Authority Rev., “B”, 6.5%, 2035	85,000	86,683
New Mexico Mortgage Finance Authority Rev., GNMA, 5.95%, 2037	685,000	735,437
New Mexico Mortgage Finance Authority Rev., “I”, GNMA, 5.75%, 2038	935,000	988,557
Oregon Health & Community Services (Single Family Mortgage), “B”, 6.25%, 2031	820,000	871,972
Texas Affordable Housing Corp. (Single Family Mortgage), “B”, GNMA, 5.25%, 2039	480,000	500,299

		$23,258,592
Solid Waste Revenue - 0.2%
Delaware County, PA, Industrial Development Authority, Resource Recovery Facilities Rev. (American Ref-Fuel Co.), “A”, 6.2%, 2019	$1,950,000	$1,951,092
Massachusetts Development Finance Agency, Resource Recovery Rev. (Ogden Haverhill Associates), “A”, 6.7%, 2014	355,000	357,034
Massachusetts Development Finance Agency, Resource Recovery Rev. (Ogden Haverhill Associates), “A”, 5.6%, 2019	1,000,000	1,002,730
Palm Beach County, FL, Solid Waste Authority Rev. Improvement, BHAC, 5%, 2027	295,000	338,704
Pennsylvania Economic Development Financing Authority, Sewer Sludge Disposal Rev. (Philadelphia Biosolids Facility), 6.25%, 2032	575,000	640,688

		$4,290,248
State & Agency - Other - 0.1%
Commonwealth of Puerto Rico (Mepsi Campus), “A”, 6.5%, 2037	$1,200,000	$1,228,116
Massachusetts Development Finance Agency (Visual & Performing Arts), 6%, 2021	1,000,000	1,211,340

		$2,439,456
State & Local Agencies - 4.2%
California Public Works Board Lease Rev. (Various Capital Projects), “G-1”, 5.75%, 2030	$2,950,000	$3,312,880
Cape Coral, FL, Special Obligation Rev., NATL, 5%, 2030	500,000	538,265
Colorado State University Board of Governors, System Enterprise Rev., “B”, 5%, 2025	3,000,000	3,731,760
Delaware Valley, PA, Regional Finance Authority, AMBAC, 5.5%, 2018	7,840,000	8,892,520
Delaware Valley, PA, Regional Finance Authority, “B”, FRN, AMBAC, 0.865%, 2018	250,000	250,000
Delaware Valley, PA, Regional Finance Authority, “C”, FRN, 1.063%, 2037	7,000,000	4,567,150
Delaware Valley, PA, Regional Finance Authority, RITES, FRN, AMBAC, 9.86%, 2018 (p)	900,000	1,141,650
Florida Municipal Loan Council Rev., “C”, NATL, 5.25%, 2022	1,000,000	1,018,540
FYI Properties Lease Rev. (Washington State Project), 5.5%, 2034	2,255,000	2,511,912
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A”, AGM, 4.55%, 2022	3,415,000	3,541,901
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, FGIC, 5%, 2035	1,000,000	1,018,340
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A-1”, AMBAC, 4.6%, 2023	995,000	1,039,934
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “B”, 5.5%, 2013 (c)	5,000,000	5,237,300
Los Angeles, CA, Municipal Improvement Corp. Lease Rev. (Real Property), “E”, 6%, 2039	2,580,000	2,910,163
Manassas Park, VA, Economic Development Authority Lease Rev., “A”, 6%, 2035	845,000	925,427
Miami-Dade County, FL, School Board, COP, “B”, ASSD GTY, 5%, 2033	500,000	533,470
Mississippi Development Bank (Harrison County Coliseum), “A”, 5.25%, 2034	3,755,000	4,560,973
New York Dormitory Authority Rev. (City University), 5.75%, 2013	1,355,000	1,387,222
Pennsylvania Convention Center Authority Rev., ETM, FGIC, 6.7%, 2016 (c)	17,905,000	20,253,420
Philadelphia, PA, Municipal Authority Rev., 6.5%, 2034	1,020,000	1,152,539
Puerto Rico Public Finance Corp., Commonwealth Appropriations, “B”, 6%, 2026	2,455,000	2,817,358

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
State & Local Agencies - continued
Puerto Rico Public Finance Corp., Commonwealth Appropriations, “B”, 5.5%, 2031	$3,565,000	$3,806,101
San Bernardino, CA, Joint Powers Financing Authority Lease Rev. (California Department of Transportation), 5.5%, 2014	6,320,000	6,341,109
Tennessee School Bond Authority, “B”, 5.125%, 2033	1,500,000	1,689,540
West Valley City, Utah Municipal Building Lease Rev., “A”, AMBAC, 5.5%, 2012 (c)	2,000,000	2,007,700

		$85,187,174
Student Loan Revenue - 0.9%
Access to Loans for Learning, CA, Student Loan Rev., 7.95%, 2030	$650,000	$650,098
Iowa Student Loan Liquidity Corp., “A-2”, 5.5%, 2025	2,240,000	2,473,139
Iowa Student Loan Liquidity Corp., “A-2”, 5.6%, 2026	2,240,000	2,473,677
Iowa Student Loan Liquidity Corp., “A-2”, 5.7%, 2027	185,000	204,592
Iowa Student Loan Liquidity Corp., “A-2”, 5.75%, 2028	3,795,000	4,185,847
Massachusetts Educational Financing Authority, “J”, 4.7%, 2026	2,600,000	2,609,438
Massachusetts Educational Financing Authority, “J”, 4.9%, 2028	2,705,000	2,732,429
Massachusetts Educational Financing Authority, Education Loan Rev., “H”, ASSD GTY, 6.35%, 2030	2,650,000	2,898,199
Massachusetts Educational Financing Authority, Education Loan Rev., “I-A”, 5.5%, 2022	225,000	260,516

		$18,487,935
Tax - Other - 0.6%
Hudson Yards, NY, Infrastructure Corp. Rev., “A”, 5.75%, 2047	$3,950,000	$4,536,022
New York Dormitory Authority, State Personal Income Tax Rev., “A”, 5%, 2025	5,000,000	6,000,150
Virgin Islands Public Finance Authority Rev. (Diageo Project), “A”, 6.75%, 2037	2,200,000	2,530,572
Virgin Islands Public Finance Authority Rev., “A”, 5.25%, 2024	130,000	135,478

		$13,202,222
Tax Assessment - 0.7%
Arborwood Community Development District, FL, Special Assessment (Master Infrastructure Projects), “B”, 5.1%, 2014	$160,000	$130,891
Baltimore, MD, Special Obligation, (East Baltimore Research Park Project), “A”, 7%, 2038	1,285,000	1,373,318
Capital Region Community Development District, FL, Capital Improvement Rev., “A”, 7%, 2039	890,000	808,093
Concord Station Community Development District, FL, Special Assessment, 5%, 2015	75,000	74,120
Fishhawk Community Development District, FL, 7.04%, 2014	10,000	10,065
Glendale, CA, Redevelopment Agency, Tax Allocation Rev. (Central Glendale Redevelopment Project), 5.5%, 2024	2,250,000	2,328,458
Heritage Harbour North Community Development District, FL, Capital Improvement Rev., 6.375%, 2038	835,000	781,435
Homestead 50, FL, Community Development District, Special Assessment, “A”, 6%, 2037	1,665,000	1,170,179
Homestead 50, FL, Community Development District, Special Assessment, “B”, 5.9%, 2013	700,000	492,303
Killarney Community Development District, FL, Special Assessment, “B”, 5.125%, 2009 (a)(d)	190,000	85,500
Lancaster County, SC, Assessment Rev. (Sun City Carolina Lakes), 5.45%, 2037	40,000	36,565
Main Street Community Development District, FL, “A”, 6.8%, 2038	540,000	505,132
Massachusetts Bay Transportation Authority Rev., “A”, 5.25%, 2034	2,000,000	2,304,160
Middle Village Community Development District, FL, Special Assessment, “A”, 5.8%, 2022	70,000	67,211
New Port Tampa Bay Community Development District, FL, Special Assessment, “B”, 5.3%, 2012 (a)(d)	200,000	60,000
Noblesville, IN, Redevelopment Authority Lease Rental, 5.25%, 2025	2,000,000	2,209,200
Old Palm Community Development District, FL, Special Assessment (Palm Beach Gardens), “B”, 5.375%, 2014	70,000	68,858
Parkway Center Community Development District, FL, Special Assessment, “B”, 5.625%, 2014	615,000	559,318
Sterling Hill Community Development District, FL, Capital Improvement Rev., “B”, 5.5%, 2010 (d)	55,000	38,507
Tuscany Reserve Community Development District, FL, Special Assessment, “B”, 5.25%, 2016	375,000	342,000
Washington County, PA, Redevelopment Authority (Victory Centre Project), “A”, 5.45%, 2035	120,000	121,618
Watergrass Community Development District, FL, Special Assessment, “B”, 6.96%, 2017	80,000	76,462

		$13,643,393
Tobacco - 3.6%
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.125%, 2024	$8,605,000	$6,914,548
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.75%, 2034	5,000,000	3,841,350
Buckeye, OH, Tobacco Settlement Financing Authority, Capital Appreciation, “A-3”, 0% to 2012, 6.25% to 2037	8,900,000	7,158,982
District of Columbia, Tobacco Settlement, 6.25%, 2024	855,000	873,032

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Tobacco - continued
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 6.25%, 2013 (c)(f)	$1,405,000	$1,480,533
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5.75%, 2047	4,760,000	3,821,709
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Asset Backed, “A-1”, 5%, 2033	475,000	358,326
Illinois Railsplitter Tobacco Settlement Authority, 5.5%, 2023	3,970,000	4,563,039
Illinois Railsplitter Tobacco Settlement Authority, 6.25%, 2024	2,610,000	2,905,061
Illinois Railsplitter Tobacco Settlement Authority, 6%, 2028	8,750,000	10,120,950
Iowa Tobacco Settlement Authority, Tobacco Settlement Rev., Asset Backed, “B”, 5.6%, 2034	3,070,000	2,799,380
Louisiana Tobacco Settlement Authority Rev., “2001-B”, 5.5%, 2030	955,000	976,955
Louisiana Tobacco Settlement Authority Rev., “2001-B”, 5.875%, 2039	2,835,000	2,902,898
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 2041	12,095,000	9,368,424
Suffolk, NY, Tobacco Asset Securitization Corp., Tobacco Settlement, “B”, 5.25%, 2037	765,000	798,599
Tobacco Securitization Authority, Minnesota Tobacco Settlement Rev., “B”, 5.25%, 2031	7,965,000	8,856,761
Washington Tobacco Settlement Authority Rev., 6.5%, 2026	180,000	187,661
Washington Tobacco Settlement Authority Rev., 6.625%, 2032	4,485,000	4,664,310

		$72,592,518
Toll Roads - 2.4%
E-470 Public Highway Authority Rev., CO, “C”, 5.375%, 2026	$1,495,000	$1,626,994
Illinois Toll Highway Authority Rev., “B”, 5.5%, 2033	5,645,000	6,157,227
Mid-Bay Bridge Authority, FL, Springing Lien Rev., “A”, 7.25%, 2040	6,920,000	8,450,496
North Texas Tollway Authority Rev. (Special Projects System), “D”, 5%, 2029	15,000,000	17,127,600
Northwest Parkway, CO, Public Highway Authority Rev., “C”, ETM, AGM, 5.35%, 2016 (c)	1,000,000	1,179,740
Oklahoma Turnpike Authority, “B”, 5%, 2027	3,835,000	4,474,831
Oklahoma Turnpike Authority, “B”, 5%, 2028	745,000	865,020
Oklahoma Turnpike Authority, “B”, 5%, 2030	500,000	574,855
Oklahoma Turnpike Authority, “B”, 5%, 2031	750,000	858,053
Orlando & Orange County, FL, Expressway Authority Rev., “A”, 5%, 2040	1,000,000	1,067,100
Triborough Bridge & Tunnel Authority Rev., NY, “A”, 5%, 2025	2,675,000	3,159,978
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.25%, 2032	1,310,000	1,363,723
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 2037	2,180,000	2,396,539

		$49,302,156
Transportation - Special Tax - 2.0%
Commonwealth of Virginia, Transportation Board Rev., Capital Projects, 5%, 2020	$4,870,000	$6,003,444
Jacksonville, FL, Transportation Authority Rev., ETM, 9.2%, 2015 (c)	1,120,000	1,258,600
New Jersey Transportation Trust Fund Authority Rev., “D”, 5.25%, 2023	7,500,000	9,247,125
New York Metropolitan Transportation Authority Rev., ETM, 5.75%, 2013 (c)	330,000	332,930
Pennsylvania Turnpike Commission Oil Franchise Tax Rev., “A”, ETM, AMBAC, 5.25%, 2018 (c)	1,150,000	1,260,619
State of Connecticut, Special Tax Obligation Rev., “A”, 5%, 2028	4,595,000	5,388,373
State of Connecticut, Special Tax Obligation Rev., “A”, 5%, 2029	4,595,000	5,359,562
State of Connecticut, Special Tax Obligation Rev., “A”, 5%, 2030	4,615,000	5,354,092
State of Hawaii, Highway Rev., “A”, 5%, 2030	3,695,000	4,301,313
State of Hawaii, Highway Rev., “A”, 5%, 2031	1,380,000	1,597,805
State of Hawaii, Highway Rev., “A”, 5%, 2032	920,000	1,059,472

		$41,163,335
Universities - Colleges - 9.3%
Alcorn State University, MS, Educational Building Corp. Rev. (Student Housing Project), “A”, 5.125%, 2034	$2,500,000	$2,738,500
Alcorn State University, MS, Educational Building Corp. Rev. (Student Housing Project), “A”, 5.25%, 2039	1,625,000	1,779,863
Allegheny County, PA, Higher Education Building Authority Rev. (Robert Morris University), “A”, 5.9%, 2028	1,195,000	1,301,188
Allegheny County, PA, Higher Education Building Authority Rev. (Robert Morris University), “A”, 6%, 2038	1,725,000	1,852,340
California Educational Facilities Authority Rev. (California Lutheran University), 5.75%, 2038	2,640,000	2,822,002
California Educational Facilities Authority Rev. (Chapman University), 5%, 2031	1,550,000	1,672,760
California Educational Facilities Authority Rev. (University of San Francisco), 6.125%, 2036	925,000	1,095,145
California Educational Facilities Authority Rev. (University of Southern California), “A”, 5.25%, 2038	4,610,000	5,226,818

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Universities - Colleges - continued
California Municipal Finance Authority Rev. (Biola University), 5.8%, 2028	$1,785,000	$1,955,842
California Municipal Finance Authority Rev. (University of La Verne), “A”, 6.25%, 2040	850,000	948,592
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5.4%, 2027	245,000	256,895
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5.5%, 2038	280,000	285,379
Claiborne County, TN, Industrial Development Board Rev. (Lincoln Memorial University Project), 6.125%, 2040	3,000,000	3,297,600
Delaware County, PA, Authority College Rev. (Neumann University), 6%, 2025	490,000	539,059
District of Columbia Rev. (Georgetown University), Capital Appreciation, BHAC, 0% to 2018, 5% to 2040	11,570,000	9,033,625
Douglas County, NE, Educational Facilities Rev. (Creighton University), “A”, 5.875%, 2040	6,355,000	7,232,753
Florida State University Board of Governors, System Improvement Rev., 6.25%, 2030	2,685,000	3,190,693
Forest Grove, OR, Student Housing Rev. (Oak Tree Foundation, Inc.), 5.5%, 2037	2,470,000	2,491,983
Grand Valley, MI, State University Rev., 5.5%, 2027	985,000	1,101,851
Grand Valley, MI, State University Rev., 5.625%, 2029	480,000	534,134
Harris County, TX, Cultural Education Facilities Rev. (Baylor College of Medicine), “D”, 5.625%, 2032	8,235,000	8,448,781
Hempstead, NY, Local Development Corp. Rev. (Hofstra University Project), 5%, 2025	1,450,000	1,615,315
Hempstead, NY, Local Development Corp. Rev. (Hofstra University Project), 5%, 2026	1,080,000	1,199,610
Hempstead, NY, Local Development Corp. Rev. (Hofstra University Project), 5%, 2028	275,000	301,906
Illinois Finance Authority Rev. (Illinois Institute of Technology), “A”, 5%, 2031	2,745,000	2,597,786
Illinois Finance Authority Rev. (Illinois Institute of Technology), “A”, 5%, 2036	5,705,000	5,230,002
Illinois Finance Authority Rev. (Roosevelt University Project), 6.25%, 2029	5,300,000	5,832,809
Illinois Finance Authority Rev. (Roosevelt University Project), 6.5%, 2039	1,225,000	1,347,035
Indiana County, PA, Industrial Development Authority (Student Cooperative Association, Inc./Indiana University of Pennsylvania), 5%, 2033	1,065,000	1,139,135
Indiana University Rev., “A”, 5%, 2029	950,000	1,137,863
Indiana University Rev., “A”, 5%, 2030	610,000	721,898
Indiana University Rev., “A”, 5%, 2031	525,000	617,836
Indiana University Rev., “A”, 5%, 2032	525,000	614,880
Indiana University Rev., “A”, 5%, 2037	1,580,000	1,811,091
Louisville & Jefferson County, KY, Metro Government College Rev. (Bellarmine University, Inc. Project), 6.125%, 2039	3,000,000	3,295,140
Marietta, GA, Development Facilities Authority Rev. (Life University), 7%, 2030	540,000	568,841
Marietta, GA, Development Facilities Authority Rev. (Life University), 7%, 2039	645,000	676,166
Massachusetts Development Finance Agency Rev. (Simmons College), SYNCORA, 5.25%, 2026	880,000	1,005,690
Massachusetts Development Finance Agency Rev. (Simmons College), “H”, SYNCORA, 5.25%, 2033	420,000	473,281
Massachusetts Health & Educational Facilities Authority Rev. (Harvard University), 5.5%, 2036 (u)	25,000,000	30,135,000
Massachusetts Health & Educational Facilities Authority Rev. (Simmons College), “I”, 8%, 2029	2,030,000	2,410,057
Massachusetts Health & Educational Facilities Authority Rev. (Suffolk University), “A”, 6.25%, 2030	4,055,000	4,708,342
Massachusetts Health & Educational Facilities Authority Rev. (Wheaton College), “F”, 5%, 2041	1,000,000	1,074,870
Miami-Dade County, FL, Educational Facilities Authority Rev. (University of Miami), “A”, 5.75%, 2028	1,875,000	2,050,425
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, 7.5%, 2032	4,195,000	5,078,719
Oregon Health & Science University Rev., “A”, 5%, 2026	530,000	608,573
Pennsylvania Higher Educational Facilities Authority Rev. (Lasalle University), 5.5%, 2034	2,420,000	2,452,259
Pennsylvania Higher Educational Facilities Authority Rev. (Lasalle University), “A”, 5.25%, 2027	1,210,000	1,315,621
Pennsylvania Higher Educational Facilities Authority Rev. (Saint Josephs University), “A”, 5%, 2040	3,500,000	3,763,445
Portage County, OH, Port Authority Rev. (Northeast Ohio Medical University Project), 5%, 2037	2,230,000	2,245,499
Portage County, OH, Port Authority Rev. (Northeast Ohio Medical University Project), 5%, 2044	5,200,000	5,215,860
St. Joseph County, IN, Educational Facilities Rev. (University of Notre Dame), 6.5%, 2026	1,000,000	1,454,490
Texas A&M University, “A”, 5%, 2026	1,150,000	1,445,343
Texas Tech University Rev., Refunding & Improvement, “A”, 5%, 2030	2,175,000	2,495,182
Texas Tech University Rev., Refunding & Improvement, “A”, 5%, 2031	960,000	1,096,416
Texas Tech University Rev., Refunding & Improvement, “A”, 5%, 2032	915,000	1,041,142
Texas Tech University Rev., Refunding & Improvement, “A”, 5%, 2037	1,675,000	1,883,404
Troy, NY, Capital Resource Corp. Rev. (Rensselaer Polytechnic Institute) “A”, 5.125%, 2040	9,895,000	10,734,294
Tulsa, OK, Industrial Authority Rev. (University of Tulsa), 6%, 2027	4,670,000	5,410,569
University of Colorado, Enterprise Rev., 5%, 2029	4,220,000	4,900,264
University of Minnesota, “A”, 5%, 2025	710,000	861,919

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Universities - Colleges - continued
University of Minnesota, “A”, 5%, 2027	$1,000,000	$1,203,710
University of Southern Indiana Rev. (Student Fee), “J”, ASSD GTY, 5.75%, 2028	1,875,000	2,171,175
University of Southern Mississippi Educational Building Corp. Rev. (Campus Facilities Project), 5.25%, 2032	1,665,000	1,881,683
University of Southern Mississippi Educational Building Corp. Rev. (Campus Facilities Project), 5.375%, 2036	610,000	687,989
Upland, IN, Economic Development Rev. (Taylor University Project), 6%, 2018	435,000	447,602
Upland, IN, Economic Development Rev. (Taylor University Project), 6.25%, 2023	520,000	535,267
Washington Higher Education Facilities Authority Rev. (Whitworth University), 5.875%, 2034	2,165,000	2,390,615

		$189,691,821
Universities - Dormitories - 0.9%
Bowling Green, OH, Student Housing Rev. (State University Project), 6%, 2045	$3,975,000	$4,210,439
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), 5.625%, 2033	1,025,000	1,045,777
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), 7.5%, 2042	925,000	1,025,557
California Statewide Communities Development Authority Rev. (Student Housing, SUCI East Campus), 6%, 2040	1,655,000	1,788,625
Illinois Finance Authority Student Housing Rev. (Illinois State University), 6.75%, 2031	2,730,000	3,079,058
Illinois Finance Authority Student Housing Rev. (Northern Illinois University Project), 6.625%, 2031	4,210,000	4,774,182
Pennsylvania Higher Educational Facilities Authority Rev. (Edinboro University Foundation), 5.8%, 2030	510,000	565,621
Pennsylvania Higher Educational Facilities Authority Rev. (Edinboro University Foundation), 6%, 2043	895,000	988,044

		$17,477,303
Universities - Secondary Schools - 1.7%
California Statewide Communities Development Authority Rev. (Aspire Public Schools), 6.125%, 2046	$5,045,000	$5,187,420
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 6.125%, 2040	2,355,000	2,618,525
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 6.25%, 2045	1,425,000	1,589,417
Colorado Educational & Cultural Facilities Authority Rev. (Academy of Charter Schools Project), 5.625%, 2040	1,815,000	1,961,834
Colorado Educational & Cultural Facilities Authority Rev. (Twin Peaks Charter Academy), 7%, 2038	4,330,000	4,920,179
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School),”A”, 6%, 2030	2,425,000	2,604,741
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School),”A”, 6%, 2040	5,130,000	5,393,579
La Vernia, TX, Higher Education Finance Corp. Rev. (KIPP, Inc.), “A”, 6.25%, 2039	1,470,000	1,664,143
La Vernia, TX, Higher Education Finance Corp. Rev. (Lifeschool of Dallas), “A”, 7.5%, 2041	4,230,000	4,952,569
Maryland Health & Higher Educational Facilities Authority Rev. (Washington Christian Academy), 5.5%, 2038 (a)(d)	100,000	40,000
Philadelphia, PA, Authority for Industrial Development Rev. (Global Leadership Academy Project), 5.75%, 2030	480,000	484,397
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School), 6%, 2035	415,000	446,262
San Juan, TX, Higher Education Finance Authority Education Rev. (Idea Public Schools), “A”, 6.7%, 2040	2,795,000	3,227,331

		$35,090,397
Utilities - Investor Owned - 4.2%
Apache County, AZ, Industrial Development Authority, Pollution Control Rev. (Tucson Electric Power Co.), 5.875%, 2033	$85,000	$85,101
Brazos River Authority, TX, Pollution Control Rev. (TXU Energy Co. LLC), 5%, 2041	2,460,000	166,075
California Statewide Communities Development Authority, Pollution Control Rev., “A”, 4.5%, 2029	6,000,000	6,274,740
Chula Vista, CA, Industrial Development Rev. (San Diego Gas), 5.875%, 2034	1,840,000	2,136,553
Farmington, NM, Pollution Control Rev. (Arizona Public Service Co.), “A”, 4.7%, 2024	5,990,000	6,614,038
Farmington, NM, Pollution Control Rev. (Public Service New Mexico), “D”, 5.9%, 2040	9,975,000	10,853,399
Hawaii Department of Budget & Finance Special Purpose Rev. (Hawaiian Electric Co. & Subsidiary), 6.5%, 2039	3,655,000	4,204,931
Hawaii Department of Budget & Finance Special Purpose Rev. (Hawaiian Electric Co. & Subsidiary), “B”, SYNCORA, 5%, 2022	6,000,000	6,073,980
Hillsborough County, FL, Industrial Development Authority, Pollution Control Rev. (Tempa Electric Co.), “A”, 5.65%, 2018	500,000	590,135
Louisiana Public Facilities Authority Rev. (Entergy Gulf States Louisiana LLC), “A”, 5%, 2028	10,000,000	10,609,900
Maricopa County, AZ, Pollution Control Rev. (El Paso Electric), “B”, 7.25%, 2040	1,710,000	2,030,864
Maryland Economic Development Corp., Pollution Control Rev. (Potomac Electric Power Co.), 6.2%, 2022	1,455,000	1,777,152
Massachusetts Development Finance Agency, Solid Waste Disposal Rev. (Dominion Energy Brayton), 5.75%, 2042 (b)	670,000	802,057
Matagorda County, TX, Pollution Control Rev. (Central Power & Light Co.), “A”, 6.3%, 2029	2,045,000	2,356,249
Mecklenburg County, VA, Industrial Development Authority Rev. (UAE Mecklenburg LP), 6.5%, 2017	700,000	702,387
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.625%, 2020	985,000	1,197,898
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.5%, 2029 (b)	1,970,000	2,295,405
New Hampshire Industrial Development Authority, Pollution Control Rev. (Connecticut Light & Power), 5.9%, 2016	4,000,000	4,047,960

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Utilities - Investor Owned - continued
New Hampshire Industrial Development Authority, Pollution Control Rev. (Connecticut Light & Power), 5.9%, 2018	$1,000,000	$1,007,280
New Jersey Economic Development Authority, Water Facilities Rev. (New Jersey American Water Co.), “A”, 5.7%, 2039	5,000,000	5,408,500
Owen County, KY, Waterworks System Rev. (American Water Co. Project), “B”, 5.625%, 2039	1,670,000	1,778,483
Pennsylvania Economic Development Financing Authority (Allegheny Energy Supply Co. LLC), 7%, 2039	4,580,000	5,371,607
Pima County, AZ, Industrial Development Authority Pollution Control Rev. (Tucson Electric Power Co.), “A”, 4.95%, 2020	4,135,000	4,551,395
Pima County, AZ, Industrial Development Authority Rev. (Tucson Electric Power Co.), 5.75%, 2029	3,715,000	3,937,900

		$84,873,989
Utilities - Municipal Owned - 7.8%
American Municipal Power, Inc. Rev. (AMP Fremont Energy Center Project), “B”, 5%, 2024	$1,500,000	$1,735,260
Austin, TX, Utility Systems Rev., AMBAC, 6.75%, 2012	2,500,000	2,558,150
California Department of Water Resources, Power Supply Rev., “N”, 5%, 2020	13,080,000	16,153,146
Florida Municipal Power Agency Rev., All Requirements, “A”, 6.25%, 2031	400,000	467,548
Florida Power Agency Rev., “A”, 5%, 2031	1,000,000	1,084,530
Georgia Municipal Electric Authority Power Rev., AMBAC, 6.5%, 2014 (c)	145,000	164,115
Georgia Municipal Electric Authority Power Rev., NATL, 6.375%, 2016	2,000,000	2,294,900
Georgia Municipal Electric Authority Power Rev., AMBAC, 6.5%, 2017	8,000,000	9,096,560
Georgia Municipal Electric Authority Power Rev., NATL, 6.5%, 2020	7,350,000	8,716,145
Georgia Municipal Electric Authority Power Rev., ETM, AMBAC, 6.5%, 2017 (c)	365,000	413,209
Harris County, TX, Cultural Education Facilities Financial Corp., Thermal Utilities Rev. (Teco Project), “A”, 5.25%, 2035	1,560,000	1,726,140
Intermountain Power Agency, UT, “A”, ETM, 6.15%, 2014 (c)	14,020,000	14,417,327
JEA, FL, Electric System Rev., “3-D-2”, 5%, 2038	480,000	531,850
Lakeland, FL, Energy System Rev., “B”, 5.25%, 2036	500,000	613,245
Mercer County, ND, Pollution Control Rev. (Antelope Valley Station), AMBAC, 7.2%, 2013	550,000	557,618
Metropolitan Government of Nashville & Davidson County, TN, Electric Rev., “A”, 5%, 2029	4,765,000	5,611,073
Metropolitan Government of Nashville & Davidson County, TN, Electric Rev., “A”, 5%, 2030	2,500,000	2,931,025
North Carolina Eastern Municipal Power Agency, “A”, NATL, 6.5%, 2018	9,250,000	11,672,575
North Carolina Municipal Power Agency, Catawba Electric Rev., “A”, BHAC, 5.25%, 2019 (u)	10,000,000	10,227,200
Northern California Transmission Agency, NATL, 7%, 2013	1,425,000	1,504,073
Piedmont, SC, Municipal Power Agency, FGIC, 6.25%, 2021	4,150,000	5,308,099
Sacramento, CA, Municipal Utility District, “X”, 5%, 2028	3,270,000	3,745,785
Salt River, AZ, Project Agricultural Improvement & Power District Electric, “A”, 5%, 2032	2,195,000	2,474,160
Salt River, AZ, Project Agriculture Improvement & Power District Electric, “A”, 5%, 2028	13,500,000	15,989,670
San Antonio, TX, Electric & Gas Rev., 5.25%, 2025 (u)	25,000,000	31,635,250
Washington Public Power Supply System Rev. (Nuclear Project #3), 7.125%, 2016	5,145,000	6,390,244

		$158,018,897
Utilities - Other - 2.8%
California M-S-R Energy Authority Gas Rev., “A”, 7%, 2034	$595,000	$769,174
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 2039	1,810,000	2,199,584
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5%, 2022	4,545,000	5,045,904
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.5%, 2026	845,000	936,632
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.5%, 2028	1,740,000	1,934,201
Nebraska Central Plains Energy Project, Gas Project Rev., “3”, 5%, 2032	9,660,000	9,844,409
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.5%, 2038	3,725,000	4,595,160
Salt Verde Financial Corp., AZ, Senior Gas Rev., 5%, 2032	5,645,000	5,717,030
Salt Verde Financial Corp., AZ, Senior Gas Rev., 5%, 2037	12,200,000	12,147,296
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2017	1,575,000	1,735,130
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2019	1,500,000	1,649,865
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2022	1,665,000	1,789,692
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2023	2,385,000	2,568,621
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2024	2,215,000	2,362,674
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2026	2,805,000	3,002,023

		$56,297,395

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Water & Sewer Utility Revenue - 6.5%
Atlanta, GA, Water & Wastewater Rev., “A”, 6%, 2022	$2,770,000	$3,394,136
California Department of Water Resources Center (Central Valley Project Rev.), “AF”, 5%, 2028 (u)	23,825,000	27,314,648
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 5.75%, 2037	5,415,000	5,661,924
Dallas, TX, Waterworks & Sewer System Rev., 5%, 2039	10,000,000	11,301,800
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 2028	5,285,000	6,210,086
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 2029	1,415,000	1,649,055
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 2030	4,345,000	5,025,992
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 2031	235,000	269,813
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 2041	3,910,000	4,325,555
El Paso, TX, Water & Sewer Rev., 5%, 2028	455,000	533,274
Fulton County, GA, Water & Sewer Rev., 5%, 2026	3,680,000	4,290,954
Fulton County, GA, Water & Sewer Rev., 5%, 2027	2,285,000	2,651,240
Houston, TX, Utility System Rev., “D”, 5%, 2036	3,760,000	4,232,294
Indiana Finance Authority Rev. (State Revolving Fund Program), “A”, 5%, 2029	4,000,000	4,723,320
Iowa Finance Authority Rev., 5%, 2031	9,940,000	11,603,061
Madera, CA, Irrigation Financing Authority Rev., 6.5%, 2040	3,595,000	3,961,402
Massachusetts Water Resources Authority, “B”, AGM, 5.25%, 2029	4,215,000	5,428,751
Massachusetts Water Resources Authority, ETM, 6.5%, 2019 (c)	5,965,000	7,239,482
Metropolitan Water District of Salt Lake & Sandy (Water Rev. Project), “A”, 5%, 2037	1,525,000	1,742,679
Miami-Dade County, FL, Water & Sewer Rev., AGM, 5%, 2039	1,000,000	1,094,510
New York Environmental Facilities Corp., Municipal Water Finance Authority Project, 5%, 2025	2,300,000	2,746,062
New York Environmental Facilities, “C”, 5%, 2041	2,745,000	3,087,439
New York Environmental Facilities, ETM, 5%, 2016 (c)	570,000	571,596
North Hudson, NJ, Sewerage Authority, Gross Rev. Lease Certificates, “A”, 5%, 2042	2,440,000	2,631,638
Pinellas County, FL, Sewer Rev., AGM, 5%, 2032	1,500,000	1,567,680
Polk County, FL, Utility Systems Rev., “A”, FGIC, 5%, 2030	1,000,000	1,069,430
San Antonio, TX, Water System Rev., 4%, 2028	5,000,000	5,415,050
Seminole County, FL, Water & Sewer Rev., Unrefunded Balance, NATL, 6%, 2019	940,000	1,020,643
Tampa Bay Water, FL, Regional Water Supply Authority, Utility System Rev., FGIC, 4.75%, 2033	885,000	939,295

		$131,702,809
Total Municipal Bonds		$1,973,296,164

Floating Rate Demand Notes - 0.2%
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “B”, 0.14%, due 7/02/12	$1,500,000	$1,500,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “C”, 0.14%, due 7/02/12	2,300,000	2,300,000
Total Floating Rate Demand Notes		$3,800,000

Money Market Funds - 5.0%
MFS Institutional Money Market Portfolio, 0.14%, at Net Asset Value (v)	101,795,868	$101,795,868
Total Investments		$2,078,892,032

Other Assets, Less Liabilities - (2.1)%		(43,372,255)
Net Assets - 100.0%		$2,035,519,777

(a)	Non-income producing security.
(b)	Mandatory tender date is earlier than stated maturity date.
(c)	Refunded bond.
(d)	In default. Interest and/or scheduled principal payment(s) have been missed.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $6,369,639 representing 0.3% of net assets.
(p)	Primary inverse floater.
(q)	Interest received was less than stated coupon rate.

Portfolio of Investments (unaudited) – continued

(u)	Underlying security deposited into special purpose trust (“the trust”) by investment banker upon creation of self-deposited inverse floaters.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
MuniMae TE Bond Subsidiary LLC, “A-2”, 4.9%, 2049	10/14/04	$2,000,000	$1,720,060
% of Net assets			0.1%

The following abbreviations are used in this report and are defined:

COP	Certificate of Participation
ETM	Escrowed to Maturity
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
LOC	Letter of Credit

Insurers		Inverse Floaters
AGM	Assured Guaranty Municipal	RIBS	Residual Interest Bonds
AMBAC	AMBAC Indemnity Corp.	RITES	Residual Interest Tax-Exempt Security
ASSD GTY	Assured Guaranty Insurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
CALHF	California Housing Finance Agency
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Assn.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
SYNCORA	Syncora Guarantee Inc.

Derivative Contracts at 6/30/12

Futures Contracts Outstanding at 6/30/12

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	134	$17,872,250	September - 2012	$(48,625)

At June 30, 2012, the fund had liquid securities with an aggregate value of $192,838 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

6/30/12 (unaudited)

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts. The following is a summary of the levels used as of June 30, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$1,973,296,164	$—	$1,973,296,164
Short Term Securities	—	3,800,000	—	3,800,000
Mutual Funds	101,795,868	—	—	101,795,868
Total Investments	$101,795,868	$1,977,096,164	$—	$2,078,892,032

Other Financial Instruments
Futures Contracts	$(48,625)	$—	$—	$(48,625)

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$1,841,200,601
Gross unrealized appreciation	$173,181,287
Gross unrealized depreciation	(5,412,425)
Net unrealized appreciation (depreciation)	$167,768,862

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Fund	104,294,056	168,379,121	(170,877,309)	101,795,868

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Fund	$—	$—	$32,519	$101,795,868

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS MUNICIPAL SERIES TRUST

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: August 16, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: August 16, 2012

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: August 16, 2012

*	Print name and title of each signing officer under his or her signature.